UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders.

Semiannual Report

March 31, 2012 (unaudited)

Long/short equity funds

Turner Market Neutral Fund

Turner Medical Sciences Long/Short Fund

Turner Spectrum Fund

Turner Titan Fund

U.S. growth equity funds

Turner All Cap Growth Fund

Turner Concentrated Growth Fund

Turner Emerging Growth Fund

Turner Large Growth Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Global and international equity funds

Turner Global Opportunities Fund

Turner International Growth Fund

Contents

2	Letter to shareholders

5	Total returns of the Turner Funds

9	Investment review: Turner Market Neutral Fund

10	Investment review: Turner Medical Sciences Long/Short Fund

11	Investment review: Turner Spectrum Fund

12	Investment review: Turner Titan Fund

13	Investment review: Turner All Cap Growth Fund

14	Investment review: Turner Concentrated Growth Fund

15	Investment review: Turner Emerging Growth Fund

16	Investment review: Turner Large Growth Fund

17	Investment review: Turner Midcap Growth Fund

18	Investment review: Turner Small Cap Growth Fund

19	Investment review: Turner Global Opportunities Fund

20	Investment review: Turner International Growth Fund

21	Schedules of investments

52	Financial statements

76	Notes to financial statements

86	Board of Trustees considerations in approving the Advisory Agreement

87	Disclosure of fund expenses

Turner Funds

As of March 31, 2012, the Turner Funds offered a series of 12 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Market Neutral Fund, the Turner Medical Sciences Long/Short Fund, the Turner Spectrum Fund, and the Turner Titan Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, L.P., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds. Turner Investments, L.P., founded in 1990, manages more than $13 billion in stock investments as of March 31, 2012.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our Web site, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2012 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

What a difference six months can make. For some people, that's all the time needed to transform one's self from a flabby couch potato to a fit marathon runner. And for stock investors, six months is apparently enough time to complete a 180-degree attitude adjustment.

Last summer three macroeconomic concerns pushed stocks down as the general mood among investors approached panic. One, was the U.S. economy on the brink of a double-dip recession? Two, could Europe enact austerity measures and staunch its sovereign-debt problems to avert another worldwide financial crisis? And three, would the Chinese economy, the global pacesetter since 2008, suffer a hard landing?

But in the six months since September 30, 2011, when we last reported the Turner Funds' performance, investor sentiment has morphed from negative to positive, and stocks in turn posted double-digit gains. The S&P 500 Index soared 25.89%, the small-cap Russell 2000® Growth Index gained 30.26%, and the global MSCI World Index returned 20.34%.

Particularly encouraging to us was that company fundamentals, rather than macroeconomic concerns, were the primary market catalysts. At last, investors seem to be savoring the exceptional springtime blooms that the market has produced. Ah, yes, essentials like earnings — the foundation of our growth-investing process — matter again, to the benefit of the market.

Marathon bull in the 2010s?

Our sense is that investors who have sat out the bull market that began in March 2009 — you might call them investing couch potatoes — may be ready to get up and put money in stocks. And we think that could help keep the bull market going, possibly as part of a marathon bull market that may play out in the 2010s, following atypically weak performance in the 2000s. The 2000s were such a dismal time for stocks, with a 0.95% annualized loss, that pundits refer to it as the Lost Decade — or as we call it, the Terrible 2000s.

To be sure, there are still worrisome macroeconomic concerns out there that could bedevil stocks. For instance, as noted, China caused some worry when its red-hot economic growth slowed to mere single-digit annual rates, and Europe faced a shallow recession. Although Europe has much work yet to do before its sovereign-debt problems are resolved, we think the worst of those problems may be behind it. As we see it, a mild recession and the fallout from sovereign debt in the euro zone are unlikely to derail the U.S. and global economies, and China is likely to navigate a soft economic landing. We concur with the International Monetary Fund's projection that the global economy should grow 3.5% in 2012.

We are especially encouraged by the news on the economic home front. For example, unemployment has been trending lower since the fourth quarter of 2011, job creation appears broad based (although a bit erratic), manufacturing is picking up steam, consumer spending has improved, and consumer confidence is reaching post-financial crisis highs. In short, it seems to us that the pieces of the sustainable-recovery puzzle in the U.S. are fitting together nicely.

Market's direction consistent

As for the six-month period ended March 31, 2012, the subject of this Turner Funds Semiannual Report, stocks, like Sir Edmund Hillary's historic ascent of Mt. Everest, moved determinedly in one direction: up. For instance, the S&P 500 Index generated positive returns in all six months of the period and reached its highest levels since 2008. Although the S&P 500 was still about 10% below its all-time 2007 high as of March 31, it's risen an impressive 109% since its March 2009 low.

And in a striking turnaround, financial services — the repeat offender for the worst-performing sector since 2008 — has become one of the best-performing sectors, alongside technology. Both are considered non-defensive sectors, which makes their performance all the more telling about the current state of investment sentiment, inasmuch as defensive sectors like health care and utilities outperformed last year. Many analysts and economists insisted that any economic recovery that didn't include a rebound in the financial-services sector would have little lasting power. So we think the improved fundamentals and stock-market performance of the sector lend credence to the notion that this recovery is for real.

Also, we think the market's increasing focus on fundamentals bodes well for us as stock pickers going forward. One of the biggest investing difficulties of 2011 was the unprecedented correlation between stocks, which tended to move in unison, like a huge herd of wildebeest. Bank of America Merrill Lynch noted that stock correlations hit an all-time high — above 90% — last September, which posed a tough challenge for stock pickers like us: only 11% of active managers in stocks beat their benchmarks in 2011. Happily, that trend is reversing lately: 77% of large-cap growth managers outperformed in the first quarter of 2012.

Two rallies in one

In effect, the market experienced two distinctly different rallies in the past six months. The initial rally began in the fourth quarter of 2011, when investors who had been leery of stocks decided it was safe to stick their toes in the market waters again. In response to paltry returns in bonds and the money markets, these investors favored stocks offering above-average dividend yields. Then, in

2 TURNER FUNDS 2012 SEMIANNUAL REPORT

March 31, 2012

the first quarter of 2012, as their sense of safety rose, investors tended to gravitate to stocks with high earnings-growth potential that paid smaller or no dividends. Indeed, stocks in the top earnings-growth quartile performed worst in the fourth quarter of 2011, but were the best performers in the first quarter of 2012.

The investment process used to manage our eight U.S. and global/international growth funds and our four long/short funds prizes earnings, and we invest in those companies that can generate superior earnings growth. Investors' preference for dividend-yielding stocks in the fourth quarter of 2011 hurt our funds' performance, but their preference for the shares of corporate earnings leaders in the first quarter of 2012 rewarded our investment process and our funds' results.

All told, our funds performed well in absolute terms for the six-month period: 11 of our 12 funds generated positive returns. However, only four of our funds outperformed one or more of their benchmarks: the Turner Global Opportunities Fund, the Turner International Growth Fund, the Turner Spectrum Fund, and the Turner Titan Fund.

Total returns
Six-month period ended March 31, 2012
Alternative equity funds
Turner Market Neutral Fund, Investor Class (TMNFX)	0.03%
S&P 500 Index	25.89
Barclays Capital U.S. Aggregate Bond Index	1.43
Lipper Equity Market-Neutral Funds Average	2.30
Turner Medical Sciences Long/Short Fund, Investor Class (TMSFX)	-1.45
S&P 500 Healthcare Index	19.93
Barclays Capital U.S. Aggregate Bond Index	1.43
Lipper Long/Short Equity Funds Average	10.93
Turner Spectrum Fund, Institutional Class (TSPEX)	1.78
S&P 500 Index	25.89
Barclays Capital U.S. Aggregate Bond Index	1.43
Lipper Long/Short Equity Funds Average	10.93
Turner Titan Fund, Investor Class (TTLFX)	7.30
S&P 500 Index	25.89
Barclays Capital U.S. Aggregate Bond Index	1.43
Lipper Long/Short Equity Funds Average	10.93
U.S. growth equity funds
Turner All Cap Growth Fund (TBTBX)	22.69
Nasdaq Composite Index	27.99
Russell 3000® Growth Index	27.12
Turner Concentrated Growth Fund (TTOPX)	26.01
S&P 500 Index	25.89
Russell 1000® Growth Index	26.85
Turner Emerging Growth Fund, Investor Class (TMCGX)	24.76%
Russell 2000® Growth Index	30.26
Turner Large Growth Fund, Institutional Class (TTMEX)	26.00
Russell 1000® Growth Index	26.85
Turner Midcap Growth Fund, Investor Class (TMGFX)	22.94
Russell Midcap® Growth Index	27.39
Turner Small Cap Growth Fund (TSCEX)	29.82
Russell 2000® Growth Index	30.26
International and global equity funds
Turner Global Opportunities Fund, Institutional Class (TGLBX)	26.96
MSCI World Growth Index	21.96
MSCI World Index	20.34
Turner International Growth Fund, Institutional Class (TIGCX)	20.96
MSCI World ex-U.S. Growth Index	15.72

(Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance. For more details on the performance of each fund during the six-month period, see the Investment review beginning on page 9.)

True test: the long term

Although we would've liked more of our funds to outperform their benchmarks during the period, their absolute performance was still nothing to sneeze at; our U.S. and international/global funds all recorded returns of more than 20%.

The greatest degree of outperformance was earned by our two international/global funds, the Turner Global Opportunities Fund and the Turner International Growth Fund. The weakest absolute returns were, as expected, produced by our long/short funds.

At the same time we think it's important to keep in mind that the true test of a mutual fund isn't its performance in some six-month period, but its ability to generate outperformance and increase shareholders' wealth in the long run. Focusing too much on a six-month performance period is like admiring only one tiny section of a Vermeer portrait — underwhelming and short-sighted in the extreme.

From a longer-term perspective, here's something admirable about our funds: all eight of our long-only funds have beaten at least one of their benchmarks since inception, a record that we regard with a measure of pride. And all four of our newest funds, the long/short funds, have generated positive returns since inception and volatility below that of the stock market, as intended. But there's certainly always room for improvement — an attitude that's especially relevant to us because we eat our

TURNER FUNDS 2012 SEMIANNUAL REPORT 3

LETTER TO SHAREHOLDERS (continued)

own cooking; most of our portfolio managers and security analysts are invested in our funds. So we as much as anyone want to see our funds generate the best possible results.

Market's prospects promising

In the near term, in the next six months, our outlook for the stock market remains bullish for several reasons.

First, stocks are still cheaply priced. The forward price/earnings ratio for the S&P 500 Index stocks, based on Wall Street's earnings estimates for the next 12 months, is about 14, below the historical average of 16. Earnings growth seems to be slowing: S&P 500 companies' earnings rose 13% in the fourth quarter of 2011, compared with 28% a year earlier. However, we think a time of slowing earnings may be an advantage for growth stocks: as has been the case historically, investors may reward those companies that can sustain above-average earnings growth, and slowing earnings may give rise to higher share valuations if the market's direction remains generally up.

Second, companies have strong balance sheets, with net cash flow of $1.9 trillion annualized in the fourth quarter, a record high. We think companies will continue to return that cash to shareholders in the form of higher dividends and share buybacks or will apply some of that cash to make acquisitions. What's more, companies have continued to improve their productivity by the increased use of automation and mobile and cloud computing. As a result they've been able to increase profits at a remarkable rate: off their 2009 lows, profits are up about 120%, including a 15% rise in 2011. We think profits could come in higher than is generally expected in 2012, up about 10% from last year.

Third, as Barron's notes, "One of the stock market's most significant developments is taking place in the bond market." That is, the multi-decade bull market in bonds may be nearing its end. The yield on the 10-year Treasury is as anemic as the TV ratings for the Brooklyn 11223 reality show on the Oxygen cable channel. But if today's bond yields averaging about 2% begin to rise (and bond prices, which move inversely to yields, begin to fall), we think the appeal of stocks may continue to grow on investors.

More room to run?

Although we're well aware that history is no guarantee of future results, Bank of America Merrill Lynch examined the top 10 bull markets since 1929. The current bull, which has been running loose for about 37 months as of March, ranked ninth best, with a 109% gain. The average length of the 10 bull markets was 55 months, with an average return of 193%. So we think this bull market could still have plenty of room to run. And we think stocks could revert to the mean for this decade as a whole, delivering the traditional annualized return of about 10%.

In anticipation of continued market gains, our U.S. and international/global growth funds emphasize three types of stocks: classic growth stocks in industries such as biotechnology and wireless communications that we think have strong fundamentals; stocks of companies gaining market share in their businesses; and growth-cyclical stocks in industries like retailing and restaurants that have tended to do well as the economic cycle progresses. The long positions of our alternative funds contain similar types of stocks, while the short positions are composed of shares of companies that we believe have poor earnings potential.

In closing, we encourage you to remember the adage that stock investing is more of a marathon than a sprint. And like training for a marathon, stock investing requires courage and discipline. We shall seek to keep the courage of our investment convictions (even if they don't always pan out in the short term) and stick to our investment disciplines. If we do that, we firmly believe our funds stand the best chance of performing well and enriching you — and us — in this decade and beyond.

Bob Turner

Chairman and Chief Investment Officer
Turner Investments, L.P.

Past performance is no guarantee of future results. The views expressed are those of Turner Investments, L.P. as of March 31, 2012, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

4 TURNER FUNDS 2012 SEMIANNUAL REPORT

PERFORMANCE

Total returns of the Turner Funds

Through March 31, 2012

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by Foreside Fund Services, LLC, Portland, Maine. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Market Neutral Fund — Institutional Class Shares	0.22%	0.29%	2.06%	n/a	n/a	n/a	4.82%	$48.26
Investor Class Shares	0.03	0.19	1.87	n/a	n/a	n/a	4.56	7.23
Class C Shares	-0.26	0.00	0.99	n/a	n/a	n/a	3.77	0.13
S&P 500 Index	25.89	12.59	8.54	n/a	n/a	n/a	8.79
Barclays Capital U.S. Aggregate Bond Index	1.43	0.30	7.71	n/a	n/a	n/a	7.88
Lipper Equity Market-Neutral Funds Average	2.30	1.35	0.44	n/a	n/a	n/a	0.84
Inception date: 2/7/11
Turner Medical Sciences Long/Short Fund — Institutional Class Shares	-1.35	-1.45	-0.49	n/a	n/a	n/a	1.83	63.18
Investor Class Shares	-1.45	-1.55	-0.68	n/a	n/a	n/a	1.66	14.00
Class C Shares	-1.84	-1.65	-1.37	n/a	n/a	n/a	0.96	3.59
S&P 500 Healthcare Index	19.93	9.06	16.41	n/a	n/a	n/a	17.00
Barclays Capital U.S. Aggregate Bond Index	1.43	0.30	7.71	n/a	n/a	n/a	7.88
Lipper Long/Short Equity Funds Average	10.93	5.65	-0.19	n/a	n/a	n/a	-1.94
Inception date: 2/7/11

TURNER FUNDS 2012 SEMIANNUAL REPORT 5

PERFORMANCE (continued)

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Spectrum Fund — Institutional Class Shares	1.78%	2.01%	-1.40%	n/a	n/a	n/a	5.67%	$762.79
Investor Class Shares	1.62	1.84	-1.67	n/a	n/a	n/a	5.39	168.18
Class C Shares(1)	1.27	1.68	-2.38	n/a	n/a	n/a	5.19	13.47
S&P 500 Index	25.89	12.59	8.54	n/a	n/a	n/a	18.84
Barclays Capital U.S. Aggregate Bond Index	1.43	0.30	7.71	n/a	n/a	n/a	6.89
Lipper Long/Short Equity Funds Average	10.93	5.65	-0.19	n/a	n/a	n/a	10.31
Inception date: 5/7/09
Turner Titan Fund — Institutional Class Shares	7.40	6.23	3.38	n/a	n/a	n/a	4.29	18.68
Investor Class Shares	7.30	6.24	3.18	n/a	n/a	n/a	4.12	4.51
Class C Shares	6.82	5.97	2.39	n/a	n/a	n/a	3.33	0.12
S&P 500 Index	25.89	12.59	8.54	n/a	n/a	n/a	8.79
Barclays Capital U.S. Aggregate Bond Index	1.43	0.30	7.71	n/a	n/a	n/a	7.88
Lipper Long/Short Equity Funds Average	10.93	5.65	-0.19	n/a	n/a	n/a	-1.94
Inception date: 2/7/11
Turner All Cap Growth Fund(2)	22.69	15.46	-0.84	34.74%	6.64%	8.06%	-0.51	32.60
Nasdaq Composite Index	27.99	18.67	11.16	26.46	5.01	5.30	-2.10
Russell 3000® Growth Index	27.12	14.58	10.14	25.50	5.02	4.42	-0.89
Inception date: 6/30/00
Turner Concentrated Growth Fund	26.01	21.11	-0.86	24.25	0.06	1.33	1.16	44.02
S&P 500 Index	25.89	12.59	8.54	23.42	2.01	4.12	2.05
Russell 1000® Growth Index	26.85	14.69	11.02	25.28	5.10	4.28	0.77
Inception date: 6/30/99
Turner Emerging Growth Fund(2) — Institutional Class Shares(3)	24.87	10.95	0.74	27.12	n/a	n/a	24.72	79.79
Investor Class Shares	24.76	10.90	0.51	26.81	3.55	8.10	18.55	180.07
Russell 2000® Growth Index	30.26	13.28	0.68	28.36	4.15	6.00	3.70
Inception date: 2/27/98
Turner Large Growth Fund — Institutional Class Shares	26.00	17.29	3.85	21.17	1.49	4.18	2.75	371.45
Investor Class Shares(4)	25.91	17.25	3.55	20.85	1.24	n/a	3.46	55.65
Russell 1000® Growth Index	26.85	14.69	11.02	25.28	5.10	4.28	2.60
Inception date: 2/28/01
Turner Midcap Growth Fund(2) — Institutional Class Shares(5)	23.01	14.89	-4.22	27.86	n/a	n/a	2.03	301.30
Investor Class Shares	22.94	14.87	-4.41	27.57	4.22	5.82	10.38	505.66
Retirement Class Shares(6)	21.27	13.39	-5.83	26.73	3.71	5.30	7.00	5.06
Russell Midcap® Growth Index	27.39	14.52	4.43	29.16	4.44	6.92	7.47
Inception date: 10/1/96
Turner Small Cap Growth Fund(2)	29.82	12.31	-4.24	27.29	3.91	6.44	11.19	276.55
Russell 2000® Growth Index	30.26	13.28	0.68	28.36	4.15	6.00	5.97
Inception date: 2/7/94

6 TURNER FUNDS 2012 SEMIANNUAL REPORT

PERFORMANCE (continued)

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Global Opportunities Fund — Institutional Class Shares	26.96%	17.52%	1.75%	n/a	n/a	n/a	21.39%	$1.15
Investor Class Shares	26.82	17.44	1.47	n/a	n/a	n/a	21.03	0.54
MSCI World Growth Index	21.96	13.29	3.54	n/a	n/a	n/a	14.73
MSCI World Index	20.34	11.72	1.14	n/a	n/a	n/a	12.64
Inception date: 5/7/10
Turner International Growth Fund — Institutional Class Shares	20.96	12.64	-2.79	27.65%	2.87%	n/a	3.14	8.32
Investor Class Shares(7)	20.83	12.60	-3.15	27.35	n/a	n/a	19.56	8.45
MSCI World ex-U.S. Growth Index	15.72	11.24	-5.09	17.93	-1.26	n/a	-0.45
Inception date: 1/31/07

(1)  Commenced operations on July 14, 2009.

(2)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on August 1, 2005.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

(7)  Commenced operations on October 31, 2008.

*  Returns of less than one year are cumulative, and not annualized.

Amounts designated as "—" have been rounded to $0 ($mil)

TURNER FUNDS 2012 SEMIANNUAL REPORT 7

Expense Ratio†

	Gross expense ratio	Net expense ratio*
Turner Market Neutral Fund
Institutional Class Shares	3.92%	1.95%
Investor Class Shares	4.18%	2.20%
Class C Shares	4.77%	2.95%
Turner Medical Sciences Long/Short Fund
Institutional Class Shares	2.79%	1.95%
Investor Class Shares	2.94%	2.20%
Class C Shares	3.68%	2.95%
Turner Spectrum Fund
Institutional Class Shares	2.53%	1.95%
Investor Class Shares	2.75%	2.20%
Class C Shares	3.44%	2.95%
Turner Titan Fund
Institutional Class Shares	3.56%	1.95%
Investor Class Shares	4.68%	2.20%
Class C Shares	3.82%	2.95%
Turner All Cap Growth Fund
Investor Class Shares	2.12%	1.73%
Turner Concentrated Growth Fund
Investor Class Shares	2.08%	1.69%
	Gross expense ratio	Net expense ratio*
Turner Emerging Growth Fund
Institutional Class Shares	1.29%	1.17%
Investor Class Shares	1.57%	1.42%
Turner Large Growth Fund
Institutional Class Shares	0.89%	0.69%
Investor Class Shares	1.13%	0.94%
Turner Midcap Growth Fund
Institutional Class Shares	1.05%	0.93%
Investor Class Shares	1.28%	1.18%
Retirement Class Shares	1.54%	1.43%
Turner Small Cap Growth Fund
Investor Class Shares	1.53%	1.25%
Turner Global Opportunities Fund
Institutional Class Shares	3.64%	1.11%
Investor Class Shares	3.89%	1.36%
Turner International Growth Fund
Institutional Class Shares	2.41%	1.10%
Investor Class Shares	2.46%	1.35%

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

*  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2013.

8 TURNER FUNDS 2012 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Market Neutral Fund

Fund profile

March 31, 2012

■  Ticker symbol TMNFX

  Investor Class Shares

■  CUSIP #900297581

  Investor Class Shares

■  Top five holdings1

  (1) Starwood Hotels & Resorts Worldwide

  (2) Monsanto

  (3) Western Union

  (4) TIBCO Software

  (5) Caterpillar

■  % in five largest holdings 20.1%2

■  Number of holdings 781

■  Weighted average market capitalization $17.74 Billion

■  Net assets $7 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Market Neutral Fund, Investor Class Shares:
February 7, 2011-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Since inception[4]
Turner Market Neutral Fund, Institutional Class Shares[5]	0.22%	2.06%	4.82%
Turner Market Neutral Fund, Investor Class Shares[5]	0.03%	1.87%	4.56%
Turner Market Neutral Fund, Class C Shares[5]	-0.26%	0.99%	3.77%
S&P 500 Index[6]	25.89%	8.54%	8.79%
Barclays Capital U.S. Aggregate Bond Index[7]	1.43%	7.71%	7.88%
Lipper Equity Market-Neutral Funds Average[8]	2.30%	0.44%	0.84%

Sector weightings2:

Manager's discussion and analysis

The Turner Market Neutral Fund, Investor Class Shares (TMNFX) generated a flat return of 0.03% in the six-month period ended March 31. The fund's return trailed that of the S&P 500 Index by 25.86 percentage points, the Lipper Equity Market-Neutral Funds Average by 2.27 percentage points, and the Barclays Capital U.S. Aggregate Bond Index by 1.40 percentage points. The fund seeks to generate returns that have historically been associated with stocks, with relatively low volatility and a correlation unlike that of the broad market.

The consumer-discretionary and financials sectors added extra return. In those sectors, long and short positions in e-commerce, retail, search-engine, oil, diversified-financial-services, and regional-bank shares generated the best results. The industrials, information-technology, and materials sectors were the biggest detractors from performance. In those sectors, long and short positions in rental-equipment, machinery, transportation, computers, software, networking, aluminum-mining, steel-production, and building-materials shares produced unsatisfactory results.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Market Neutral Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  The Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.

The Turner Market Neutral Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

TURNER FUNDS 2012 SEMIANNUAL REPORT 9

INVESTMENT REVIEW

Turner Medical Sciences Long/Short Fund

Fund profile

March 31, 2012

■  Ticker symbol TMSFX

  Investor Class Shares

■  CUSIP #900297557

  Investor Class Shares

■  Top five holdings1

  (1) Pfizer

  (2) Zimmer Holdings

  (3) Covidien

  (4) WellPoint

  (5) Merck

■  % in five largest holdings 16.5%2

■  Number of holdings 871

■  Weighted average market capitalization $28.51 Billion

■  Net assets $14 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Medical Sciences Long/Short Fund,
Investor Class Shares:
February 7, 2011-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Since inception[4]
Turner Medical Sciences Long/Short Fund, Institutional Class Shares[5]	-1.35%	-0.49%	1.83%
Turner Medical Sciences Long/Short Fund, Investor Class Shares[5]	-1.45%	-0.68%	1.66%
Turner Medical Sciences Long/Short Fund, Class C Shares[5]	-1.84%	-1.37%	0.96%
S&P 500 Healthcare Index[6]	19.93%	16.41%	17.00%
Barclays Capital U.S. Aggregate Bond Index[7]	1.43%	7.71%	7.88%
Lipper Long/Short Equity Funds Average[8]	10.93%	-0.19%	-1.94%

Sector weightings2:

Manager's discussion and analysis

Unrewarding short positions hurt the Turner Medical Sciences Long/Short Fund, Investor Class Shares (TMSFX), which recorded a 1.45% loss for the six-month period ended March 31. The fund's return lagged that of the S&P 500 Healthcare Index by 21.38 percentage points, the Lipper Long/Short Equity Funds Average by 12.38 percentage points, and the Barclays Capital U.S. Aggregate Bond Index by 2.88 percentage points. The fund seeks to capture alpha (the estimated amount of risk-adjusted excess return expected from an investment's fundamentals), reduce volatility, and preserve capital in declining markets.

In the fund's long and short positions, stocks in the pharmaceuticals industry provided the most extra return. Detracting significantly from performance were long and short positions in the stocks of medical-instrument, biotechnology, health-care services, and pharmacy-services firms. Also impeding performance was the fund's position in cash equivalents. Consistent with the fund's investment strategy and given the market's volatility during the period, the fund maintained a significant cash position during the period for defensive purposes. As a result, the fund did not participate in the market advances during the period as much as it would have if it had been more fully invested.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Medical Sciences Long/Short Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Healthcare Index is an unmanaged index which includes the stocks in the health-care sector of the S&P 500 Index.

7  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

The Turner Medical Sciences Long/Short Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. The Fund is subject to risks due to its foreign investments.

10 TURNER FUNDS 2012 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Spectrum Fund

Fund profile

March 31, 2012

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings1

  (1) Starwood Hotels & Resorts Worldwide

  (2) Monsanto

  (3) Guess?

  (4) WellPoint

  (5) American Express

■  % in five largest holdings 6.0%2

■  Number of holdings 5511

■  Weighted average market capitalization $21.14 Billion

■  Net assets $763 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:
May 7, 2009-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Since inception
Turner Spectrum Fund, Institutional Class Shares[5]	1.78%	-1.40%	5.67%
Turner Spectrum Fund, Investor Class Shares[5]	1.62%	-1.67%	5.39%
Turner Spectrum Fund, Class C Shares[5]	1.27%	-2.38%	5.19%
S&P 500 Index[7]	25.89%	8.54%	18.84%[4]
Barclays Capital U.S. Aggregate Bond Index[8]	1.43%	7.71%	6.89%[4]
Lipper Long/Short Equity Funds Average[9]	10.93%	-0.19%	10.31%[4]

Sector weightings2:

Manager's discussion and analysis

The Turner Spectrum Fund, Institutional Class Shares (TSPEX), gained 1.78% in the six-month period ended March 31. The fund's return beat that of the Barclays Capital U.S. Aggregate Bond Index by 0.35 percentage point, but trailed that of the S&P 500 Index by 24.11 percentage points and the Lipper Long/Short Equity Average by 9.15 percentage points. The fund seeks to generate returns that have historically been associated with stocks, with relatively low volatility and a correlation unlike that of the broad market.

Unproductive short positions were the main drag on the fund's results. Conversely, the utilities and consumer-staples sectors added the most value. In those sectors, long and short positions in telecommunications, electric-utility, energy exploration-and-production, cosmetics, beverage, and food-processing shares performed best. The sectors that detracted the most from results were financials, information technology, materials, and industrials. The fund kept a conservative net long exposure of 88%, primarily in U.S. stocks.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009.

7  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

8  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

9  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

The Turner Spectrum Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. The Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2012 SEMIANNUAL REPORT 11

INVESTMENT REVIEW

Turner Titan Fund

Fund profile

March 31, 2012

■  Ticker symbol TTLFX

  Investor Class Shares

■  CUSIP #900297524

  Investor Class Shares

■  Top five holdings1

  (1) Broadcom, Cl A

  (2) Starwood Hotels & Resorts Worldwide

  (3) American Express

  (4) Monsanto

  (5) Texas Instruments

■  % in five largest holdings 14.5%2

■  Number of holdings 1181

■  Weighted average market capitalization $34.16 Billion

■  Net assets $5 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Titan Fund, Investor Class Shares:
February 7, 2011-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Since inception[4]
Turner Titan Fund, Institutional Class Shares[5]	7.40%	3.38%	4.29%
Turner Titan Fund, Investor Class Shares[5]	7.30%	3.18%	4.12%
Turner Titan Fund, Class C Shares[5]	6.82%	2.39%	3.33%
S&P 500 Index[6]	25.89%	8.54%	8.79%
Barclays Capital U.S. Aggregate Bond Index[7]	1.43%	7.71%	7.88%
Lipper Long/Short Equity Funds Average[8]	10.93%	-0.19%	-1.94%

Sector weightings2:

Manager's discussion and analysis

The Turner Titan Fund, Investor Class Shares (TTLFX) gained 7.30% in the six-month period ended March 31. The fund's return beat the Barclays Capital U.S. Aggregate Bond Index by 5.87 percentage points, but lagged that of the S&P 500 Index by 18.59 percentage points and the Lipper Long/Short Equity Funds average by 3.63 percentage points. The fund seeks to generate returns that have historically been associated with stocks, with relatively low volatility and a correlation unlike that of the broad market.

The fund's short positions generally diminished results. The consumer-discretionary, consumer-staples, and industrials sectors added the most value, with long and short positions in casino, e-commerce, audio/video-equipment, beverages, cosmetics, manufacturing, aerospace, and transportation shares delivering the best results. The greatest detractors from performance were the financials, materials, and energy sectors, with shares in investment-bank, banking, mining, energy exploration-and-production, and oil-field machinery companies producing subpar returns.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Titan Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Cl — Class

The Turner Titan Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. The Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

12 TURNER FUNDS 2012 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner All Cap Growth Fund

Fund profile

March 31, 2012

■  Ticker symbol TBTBX

■  CUSIP #87252R797

■  Top five holdings1

  (1) Apple

  (2) Qualcomm

  (3) Alexion Pharmaceuticals

  (4) F5 Networks

  (5) Broadcom, Cl A

■  % in five largest holdings 25.5%2

■  Number of holdings 351

■  Price/earnings ratio 14.4

■  Weighted average market capitalization $62.11 billion

■  % of holdings with positive earnings surprises 82.4%

■  % of holdings with negative earnings surprises 14.7%

■  Net assets $33 million

Growth of a $10,000 investment in the
Turner All Cap Growth Fund:
September 30, 2001-March 31, 20123

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner All Cap Growth Fund[4]	22.69%	-0.84%	34.74%	6.64%	8.06%	-0.51%
Nasdaq Composite Index[5]	27.99%	11.16%	26.46%	5.01%	5.30%	-2.10%
Russell 3000® Growth Index[6]	27.12%	10.14%	25.50%	5.02%	4.42%	-0.89%

Sector weightings2:

Manager's discussion and analysis

Outperformance in information-technology holdings powered the Turner All Cap Growth Fund (TBTBX) to a 22.69% gain in the six-month period ended March 31. However, the fund's return lagged that of the Nasdaq Composite Index by 5.30 percentage points and the Russell 3000® Growth Index by 4.43 percentage points.

Three of the fund's seven sector positions outperformed their corresponding index sectors, with a 52% weighting in the information-technology sector contributing the most return. In that sector, software, Internet-infrastructure, semiconductor, and computer shares did best. The main detractors from performance were the consumer-discretionary and energy sectors, a 22% weighting, with footwear, apparel, coal-mining, and energy exploration-and-production shares recording poor relative returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner All Cap Growth Fund was June 30, 2000.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The Nasdaq Composite Index includes more than 5,000 domestic and non-U.S. based common stocks listed on the Nasdaq stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.

6  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values.

7  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Cl — Class

The Turner All Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2012 SEMIANNUAL REPORT 13

INVESTMENT REVIEW

Turner Concentrated Growth Fund

Fund profile

March 31, 2012

■  Ticker symbol TTOPX

■  CUSIP #87252R862

■  Top five holdings1

  (1) Apple

  (2) Alexion Pharmaceuticals

  (3) CBRE Group

  (4) Broadcom, Cl A

  (5) Comerica

■  % in five largest holdings 29.3%2

■  Number of holdings 251

■  Price/earnings ratio 15.3

■  Weighted average market capitalization $87.76 Billion

■  % of holdings with positive earnings surprises 87.5%

■  % of holdings with negative earnings surprises 12.5%

■  Net assets $44 million

Growth of a $10,000 investment in the
Turner Concentrated Growth Fund:
September 30, 2001-March 31, 20123

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Concentrated Growth Fund[4]	26.01%	-0.86%	24.25%	0.06%	1.33%	1.16%
S&P 500 Index[5]	25.89%	8.54%	23.42%	2.01%	4.12%	2.05%
Russell 1000® Growth Index[6]	26.85%	11.02%	25.28%	5.10%	4.28%	0.77%

Sector weightings2:

Manager's discussion and analysis

Generally good stock selection boosted the performance of the Turner Concentrated Growth Fund (TTOPX) in the six-month period ended March 31. As a result, the fund, which contains a select few stocks that we think have the strongest earnings power and return potential, gained 26.01%, outperforming the S&P 500 Index by 0.12 percentage point but lagging the Russell 1000® Growth Index by 0.84 percentage point.

Four of the seven sectors in which the fund is invested beat their corresponding market sectors. The information-technology and industrials sectors, a 54% weighting, provided the most extra return. In those sectors, Internet-infrastructure, computer, semiconductor, machinery, home-builder, and railroad shares performed well. The worst-performing sectors were energy and consumer discretionary, a 23% weighting. Energy exploration-and-production, e-commerce, automotive, and apparel shares underperformed the most.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30,1999.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

6  The Russell 1000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

Cl — Class

The Turner Concentrated Growth Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility. The Fund may buy and sell securities frequently as part of its investment strategy.

14 TURNER FUNDS 2012 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Emerging Growth Fund

Fund profile

March 31, 2012

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings1

  (1) Ariba

  (2) Clean Harbors

  (3) Triumph Group

  (4) Cirrus Logic

  (5) SXC Health Solutions

■  % in five largest holdings 10.2%2

■  Number of holdings 1081

■  Price/earnings ratio 15.5

■  Weighted average market capitalization $1.76 Billion

■  % of holdings with positive earnings surprises 66.4%

■  % of holdings with negative earnings surprises 30.8%

■  Net assets $180 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund, Investor Class Shares:
September 30, 2001-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Emerging Growth Fund, Institutional Class Shares[5]	24.87%	0.74%	27.12%	—	—	24.72%[6]
Turner Emerging Growth Fund, Investor Class Shares[5]	24.76%	0.51%	26.81%	3.55%	8.10%	18.55%[4]
Russell 2000® Growth Index[7]	30.26%	0.68%	28.36%	4.15%	6.00%	3.70%[4]

Sector weightings2:

Manager's discussion and analysis

During the six-month period ended March 31, the Turner Emerging Growth Fund, Investor Class Shares (TMCGX) gained 24.76%, underperforming the Russell 2000® Growth Index's 30.26% gain by 5.50 percentage points.

All nine of the fund's sector positions provided positive returns, with three of the positions outperforming their corresponding benchmarks. Of those sectors, financials and materials, a 5% weighting, furnished the greatest outperformance, with shares in commercial banks, software, paper, and diversified manufacturing doing best. The health-care and consumer-discretionary sectors detracted the most from results. In those sectors, which represented a 33% weighting, medical-instrument, pharmacy-services, footwear, apparel, and audio/video-equipment shares proved disappointing.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009.

7  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

The Turner Emerging Growth Fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

TURNER FUNDS 2012 SEMIANNUAL REPORT 15

INVESTMENT REVIEW

Turner Large Growth Fund

Fund profile

March 31, 2012

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) Coca-Cola

  (3) Qualcomm

  (4) Google, Cl A

  (5) Schlumberger

■  % in five largest holdings 25.0%2

■  Number of holdings 731

■  Price/earnings ratio 14.1

■  Weighted average market capitalization $104.95 Billion

■  % of holdings with positive earnings surprises 81.9%

■  % of holdings with negative earnings surprises 18.1%

■  Net assets $371 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Growth Fund, Institutional Class Shares:
September 30, 2001-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Large Growth Fund, Institutional Class Shares[5]	26.00%	3.85%	21.17%	1.49%	4.18%	2.75%[4]
Turner Large Growth Fund, Investor Class Shares[5]	25.91%	3.55%	20.85%	1.24%	—	3.46%[6]
Russell 1000® Growth Index[7]	26.85%	11.02%	25.28%	5.10%	4.28%	2.60%[4]

Sector weightings2:

Manager's discussion and analysis

Double-digit gains in every sector enabled the Turner Large Growth Fund, Institutional Class Shares (TTMEX) to return 26.00% in the six-month period ended March 31. However, the fund slightly underperformed its benchmark, the Russell 1000® Growth Index, by 0.85 percentage point.

A 35% position in the information-technology sector provided the greatest contribution to the fund's performance. Five of the nine sectors the fund was invested in beat their corresponding index sectors — especially information technology, in which computer, semiconductor, and Internet-infrastructure shares generated the best results. The major detractors from performance came from the health-care and materials sectors, which represented 12% of the portfolio. The detracting performers in those sectors included pharmaceutical, medical-products, gold-mining, and agricultural-chemical shares.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Large Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Large Growth Fund (Investor Class Shares) was August 1, 2005.

7  The Russell 1000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

Cl — Class

The Turner Large Growth Fund may buy and sell securities frequently as part of its investment strategy. The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets as a whole.

16 TURNER FUNDS 2012 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Midcap Growth Fund

Fund profile

March 31, 2012

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings1

  (1) ON Semiconductor

  (2) Starwood Hotels & Resorts Worldwide

  (3) Citrix Systems

  (4) Broadcom, Cl A

  (5) Lam Research

■  % in five largest holdings 9.8%2

■  Number of holdings 951

■  Price/earnings ratio 16.9

■  Weighted average market capitalization $9.39 Billion

■  % of holdings with positive earnings surprises 77.7%

■  % of holdings with negative earnings surprises 21.3%

■  Net assets $506 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:
September 30, 2001-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Midcap Growth Fund, Institutional Class Shares[5]	23.01%	-4.22%	27.86%	—	—	2.03%[6]
Turner Midcap Growth Fund, Investor Class Shares[5]	22.94%	-4.41%	27.57%	4.22%	5.82%	10.38%[4]
Turner Midcap Growth Fund, Retirement Class Shares[5]	21.27%	-5.83%	26.73%	3.71%	5.30%	7.00%[7]
Russell Midcap® Growth Index[8]	27.39%	4.43%	29.16%	4.44%	6.92%	7.47%[4]

Sector weightings2:

Manager's discussion and analysis

In the six-month period ended March 31, the Turner Midcap Growth Fund, Investor Class Shares (TMGFX) advanced 22.94%, underperforming the Russell Midcap® Growth Index by 4.45 percentage points.

The fund's performance was most aided by favorable relative returns in the information-technology and financials sectors, a 31% weighting. Software, Internet-infrastructure, semiconductor, asset-manager, and real-estate stocks were key contributors in those sectors. The consumer-discretionary sector, a 17% weighting, impaired results the most. Footwear, restaurant, apparel, and entertainment-software stocks accounted for the greatest degree of underperformance.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

4  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

7  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

8  The Russell Midcap® Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

Cl — Class

Amounts designated as "—" are not applicable.

The Turner Midcap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2012 SEMIANNUAL REPORT 17

INVESTMENT REVIEW

Turner Small Cap Growth Fund

Fund profile

March 31, 2012

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings1

  (1) Cirrus Logic

  (2) Concur Technologies

  (3) Quality Systems

  (4) Sotheby's

  (5) Copa Holdings, Cl A

■  % in five largest holdings 5.1%2

■  Number of holdings 1261

■  Price/earnings ratio 15.6

■  Weighted average market capitalization $1.96 Billion

■  % of holdings with positive earnings surprises 67.2%

■  % of holdings with negative earnings surprises 30.4%

■  Net assets $277 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:
September 30, 2001-March 31, 20123

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Small Cap Growth Fund[4]	29.82%	-4.24%	27.29%	3.91%	6.44%	11.19%
Russell 2000® Growth Index[5]	30.26%	0.68%	28.36%	4.15%	6.00%	5.97%

Sector weightings2:

Manager's discussion and analysis

Good stock selection in some major market sectors helped the Turner Small Cap Growth Fund (TSCEX) gain 29.82% in the six-month period ended March 31. However, the fund lagged its benchmark, the Russell 2000® Growth Index, by 0.44 percentage point.

Six of the fund's sector positions — consumer staples, information technology, financials, industrials, consumer discretionary, and telecommunications services, a 57% weighting — beat their index counterparts. Consumer staples contributed the most return, with shares in companies involved in nutritional supplements, food processing, and wholesale foods performing the best. Health-care and materials shares, a 20% weighting, provided the biggest drag on performance. Pharmacy-services, medical-information-systems, diagnostic-equipment, filtration, gold-mining, and electric-product stocks recorded subpar results.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

6  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Cl — Class

The Turner Small Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

18 TURNER FUNDS 2012 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Global Opportunities Fund

Fund profile

March 31, 2012

■  Ticker symbol TGLBX

  Institutional Class Shares

■  CUSIP #900297623

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) Imagination Technologies Group

  (3) AIA Group

  (4) Alexion Pharmaceuticals

  (5) Remy Cointreau

■  % in five largest holdings 27.8%2

■  Number of holdings 291

■  Price/earnings ratio 15.8

■  Weighted average market capitalization $64.66 Billion

■  % of holdings with positive earnings surprises 78.6%

■  % of holdings with negative earnings surprises 7.1%

■  Net assets $1 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Global Opportunities Fund,
Institutional Class Shares:
May 7, 2010-March 31, 20123

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Since inception
Turner Global Opportunities Fund, Institutional Class Shares[4]	26.96%	1.75%	21.39%
Turner Global Opportunities Fund, Investor Class Shares[4]	26.82%	1.47%	21.03%
MSCI World Growth Index[5]	21.96%	3.54%	14.73%
MSCI World Index[6]	20.34%	1.14%	12.64%

Sector weightings2:

Manager's discussion and analysis

Good stock selection benefited the Turner Global Opportunities Fund, Institutional Class Shares (TGLBX), which gained 26.96% for the six-month period ended March 31. The fund beat its benchmarks, the MSCI World Growth Index and the MSCI World Index, by 5.00 percentage points and 6.62 percentage points, respectively.

Five of the fund's seven sector positions outperformed their corresponding index sectors. The best-performing sector was information technology, which amounted to 41% of holdings. In that sector, Internet-infrastructure, software, and semiconductor shares contributed the most extra return. The fund's performance was hurt the most by the energy and consumer-discretionary sectors, with a combined weighting of 23%. Oil, coal-mining, restaurant, hotel, and e-commerce stocks were the biggest laggards.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Global Opportunities Fund was May 7, 2010. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends.

6  The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Turner Global Opportunities Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility. The Fund is subject to risks due to its foreign investments.

TURNER FUNDS 2012 SEMIANNUAL REPORT 19

INVESTMENT REVIEW

Turner International Growth Fund

Fund profile

March 31, 2012

■  Ticker symbol TICGX

  Institutional Class Shares

■  CUSIP #900297771

  Institutional Class Shares

■  Top five holdings1

  (1) Nestle

  (2) Roche Holding

  (3) Honda Motor

  (4) British American Tobacco

  (5) Lululemon Athletica

■  % in five largest holdings 10.0%2

■  Number of holdings 801

■  Price/earnings ratio 14.7

■  Weighted average market capitalization $45.82 billion

■  % of holdings with positive earnings surprises 31.7

■  % of holdings with negative earnings surprises 26.6

■  Net assets $8 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner International Growth Fund,
Institutional Class Shares:
January 31, 2007-March 31, 20123,4

Average annual total returns (Periods ended March 31, 2012)

	Six months (not annualized)	One year	Three years	Five years	Since inception
Turner International Growth Fund, Institutional Class Shares[5]	20.96%	-2.79%	27.65%	2.87%	3.14%[4]
Turner International Growth Fund, Investor Class Shares[5]	20.83%	-3.15%	27.35%	—	19.56%[6]
MSCI World ex-U.S. Growth Index[7]	15.72%	-5.09%	17.93%	-1.26%	-0.45%[4]

Sector weightings2:

Manager's discussion and analysis

In the six-month period ended March 31, the Turner International Growth Fund, Institutional Class Shares (TICGX) gained 20.96%, a result that outperformed the MSCI World ex-U.S. Growth Index by 5.24 percentage points.

Stock selection was good: nine of the 10 sectors the fund was invested in outperformed their corresponding index sectors, with information technology and financials, a 19% weighting, providing the most extra return. In those sectors, semiconductor, software, commercial-services, and commercial-bank shares performed especially well. A 6% weighting in energy was the fund's only detracting sector, with oil exploration-and-production, oil-field-services, and coal stocks underperforming.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner International Growth Fund (Institutional Class Shares) was January 31, 2007. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner International Growth Fund (Investor Class Shares) was October 31, 2008.

7  The MSCI World Growth ex-U.S. Growth Index is a market capitalization-weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.

Amounts designated as "—" are not applicable.

The Turner International Growth Fund may buy and sell securities frequently as part of its investment strategy. The Fund is subject to risks due to its foreign investments.

20 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

March 31, 2012

	Shares	Value (000)
Common stock—83.9%
Consumer discretionary—7.7%
Abercrombie & Fitch, Cl A^	20,920	$1,038
Guess?^	33,030	1,032
Starwood Hotels & Resorts Worldwide	39,090	2,205
Total Consumer discretionary		4,275
Consumer staples—3.9%
Brown-Forman, Cl B^	13,210	1,102
Kellogg^	20,370	1,092
Total Consumer staples		2,194
Energy—7.6%
Devon Energy^	15,420	1,097
Noble Energy^	11,010	1,077
Transocean^	19,270	1,054
Weatherford International*	64,420	972
Total Energy		4,200
Financials—15.2%
Affiliated Managers Group*^	9,910	1,108
AON	22,020	1,080
Chubb^	14,310	989
Compartamos SAB de CV	772,990	877
Invesco^	44,050	1,175
KeyCorp^	127,730	1,085
Western Union^	121,120	2,132
Total Financials		8,446
Health care—14.5%
AmerisourceBergen, Cl A	27,530	1,092
Catalyst Health Solutions*^	17,070	1,088
Cerner*^	15,420	1,174
Covidien^	21,470	1,174
Quest Diagnostics	25,430	1,555
WellPoint	13,760	1,016
Zimmer Holdings*	15,420	991
Total Health care		8,090
Industrials—13.9%
Bombardier, Cl B	269,230	1,119
Caterpillar^	15,420	1,642
Delta Air Lines*^	115,070	1,140
Eaton	11,560	576

	Shares	Value (000)
Esterline Technologies*	14,870	$1,063
MSC Industrial Direct, Cl A^	13,760	1,146
Titan International	44,050	1,042
Total Industrials		7,728
Information technology—13.3%
ADTRAN^	35,240	1,099
Cisco Systems^	53,960	1,141
Electronic Arts*^	62,210	1,025
ON Semiconductor*^	115,620	1,042
SanDisk*	20,920	1,037
TIBCO Software*	67,720	2,066
Total Information technology		7,410
Materials—7.8%
ArcelorMittal NY, Registered Shares	53,400	1,021
Monsanto^	27,530	2,196
Silver Wheaton	33,030	1,097
Total Materials		4,314
Total Common stock (Cost $46,317)**		46,657
Cash equivalent—7.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	4,293,620	4,294
Total Cash equivalent (Cost $4,294)**		4,294
Total Investments—91.6% (Cost $50,611)**		$50,951

Percentages are based on Net Assets of $55,624.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Market Neutral Fund

March 31, 2012

	Shares	Value (000)
Common stock—83.7%
Consumer discretionary—14.8%
Buckle	20,920	$1,002
Hasbro	29,180	1,071
Limited Brands	23,120	1,110
Macy's	27,530	1,094
Marriott International, Cl A	44,600	1,688
Viacom, Cl B	11,560	549
Watsco	23,120	1,712
Total Consumer discretionary		8,226
Consumer staples—3.7%
CVS Caremark	22,020	987
Kimberly-Clark	14,310	1,057
Total Consumer staples		2,044
Energy—7.5%
Apache	21,470	2,157
Diamond Offshore Drilling	15,420	1,029
Helmerich & Payne	18,720	1,010
Total Energy		4,196
Financials—11.1%
Cincinnati Financial	30,280	1,045
Credicorp	6,060	799
Janus Capital Group	247,750	2,207
Progressive	42,390	983
ProLogis	31,380	1,130
Total Financials		6,164
Health care—13.4%
Amgen	32,480	2,208
Becton Dickinson	12,660	983
Henry Schein	13,760	1,041
Johnson & Johnson	16,520	1,090
Laboratory Corp. of America Holdings	23,670	2,167
Total Health care		7,489
Industrials—12.6%
Actuant, Cl A	36,890	1,069
Dover	17,070	1,074
Fastenal	20,920	1,132
Northrop Grumman	17,620	1,076
Parker Hannifin	12,110	1,024

	Shares	Value (000)
Scotts Miracle-Gro	10,460	$567
Southwest Airlines	127,180	1,048
Total Industrials		6,990
Information technology—14.8%
Atmel	105,710	1,042
Jack Henry & Associates	62,760	2,141
KLA-Tencor	20,370	1,109
Linear Technology	33,580	1,132
Red Hat	9,360	561
Research In Motion	151,960	2,235
Total Information technology		8,220
Materials—5.8%
Kinross Gold	105,710	1,035
Praxair	9,910	1,136
United States Steel	35,790	1,051
Total Materials		3,222
Total Common stock (Proceeds $46,462)*		46,551
Total Securities sold short—83.7% (Proceeds $46,462)*		$46,551

Percentages are based on Net Assets of $55,624.*

  *  This number is listed in thousands.

Cl — Class

The accompanying notes are an integral part of the financial statements.

22 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

March 31, 2012

	Shares	Value (000)
Common stock—60.0%
Biotechnology—10.4%
Alexion Pharmaceuticals*	8,870	$824
Amicus Therapeutics*	95,040	502
ARIAD Pharmaceuticals*	61,990	989
ArQule*	23,720	166
AVI BioPharma*	149,820	231
BioMarin Pharmaceutical*	30,550	1,046
Cubist Pharmaceuticals*	11,840	512
Dynavax Technologies*	33,260	168
Medivation*	23,460	1,753
OncoGenex Pharmaceutical*	24,750	329
Onyx Pharmaceuticals*	24,680	930
QLT*	47,420	332
United Therapeutics*	12,310	580
Total Biotechnology		8,362
Health care equipment & supplies—11.5%
Alere*	24,670	642
ArthroCare*	23,400	628
Covidien	46,350	2,534
Cyberonics*	10,910	416
IDEXX Laboratories*	5,940	520
Intuitive Surgical*	2,360	1,279
Masimo*	47,570	1,112
Sirona Dental Systems*	22,570	1,163
St. Jude Medical	23,310	1,033
Total Health care equipment & supplies		9,327
Health care providers & services—15.3%
Acadia Healthcare*	56,330	918
AmerisourceBergen, Cl A	22,910	909
Cardinal Health	20,190	870
Catalyst Health Solutions*	20,520	1,308
McKesson	10,080	885
Quest Diagnostics	33,550	2,052
UnitedHealth Group	14,310	843
Universal Health Services, Cl B	21,470	900
Vanguard Health Systems*	27,757	274
WellCare Health Plans*	11,780	847
WellPoint	34,340	2,534
Total Health care providers & services		12,340

	Shares	Value (000)
Health care technology—1.5%
Cerner*	16,240	$1,237
Total Health care technology		1,237
Life sciences tools & services—3.1%
Illumina*	8,430	444
Luminex*	48,270	1,127
Nordion	8,650	84
Thermo Fisher Scientific	14,760	832
Total Life sciences tools & services		2,487
Pharmaceuticals—18.2%
Abbott Laboratories	20,730	1,270
Akorn*	70,890	829
Allergan	13,440	1,283
Astellas Pharma	39,490	1,623
Jazz Pharmaceuticals*	32,320	1,567
Merck	61,680	2,368
Pfizer	114,790	2,601
Questcor Pharmaceuticals*	17,290	650
Zimmer Holdings*	39,620	2,547
Total Pharmaceuticals		14,738
Total Common stock (Cost $46,551)**		48,491
Cash equivalent—34.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	27,995,365	27,995
Total Cash equivalent (Cost $27,995)**		27,995
Total Investments—94.7% (Cost $74,546)**		$76,486

Percentages are based on Net Assets of $80,768.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

March 31, 2012

	Shares	Value (000)
Common stock—28.2%
Biotechnology—5.0%
Alkermes	33,500	$621
Alnylam Pharmaceuticals	13,770	153
Amgen	15,490	1,053
Celgene	5,510	427
Human Genome Sciences	9,830	81
Ironwood Pharmaceuticals	18,590	248
Isis Pharmaceuticals	34,660	304
Lexicon Pharmaceuticals	40,522	75
Life Technologies	6,550	320
Seattle Genetics	3,840	78
Sequenom	46,400	189
Theravance	8,890	173
Vertex Pharmaceuticals	8,070	331
Total Biotechnology		4,053
Commercial services & supplies—1.3%
Stericycle	12,343	1,032
Total Commercial services & supplies		1,032
Food & staples retailing—2.2%
CVS Caremark	40,280	1,805
Total Food & staples retailing		1,805
Health care equipment & supplies—7.0%
Becton Dickinson	10,940	849
C.R. Bard	6,700	661
DENTSPLY International	16,310	655
Hologic	40,070	864
Natus Medical	13,930	166
Patterson	30,680	1,025
ResMed	13,400	414
Varian Medical Systems	9,030	623
Wright Medical Group	21,440	414
Total Health care equipment & supplies		5,671
Health care providers & services—7.5%
Aetna	16,291	817
Community Health Systems	14,930	332
HCA Holdings	23,700	586
Henry Schein	19,210	1,454

	Shares	Value (000)
Laboratory Corp. of America Holdings	26,700	$2,444
LifePoint Hospitals	10,760	425
Total Health care providers & services		6,058
Health care technology—0.4%
athenahealth	4,510	334
Total Health care technology		334
Life sciences tools & services—1.5%
Covance	13,430	639
Mettler-Toledo International	3,100	573
Total Life sciences tools & services		1,212
Pharmaceuticals—3.3%
Eisai	20,590	819
Johnson & Johnson	24,700	1,629
Nektar Therapeutics	21,700	172
Total Pharmaceuticals		2,620
Total Common stock (Proceeds $22,464)*		22,785
Exchange traded funds—7.2%
CurrencyShares Japanese Yen Trust	6,961	827
Health Care Select Sector SPDR Fund	66,810	2,511
SPDR S&P 500 ETF Trust	17,700	2,491
Total Exchange traded funds (Proceeds $5,835)*		5,829
Total Securities sold short—35.4% (Proceeds $28,299)*		$28,614

Percentages are based on Net Assets of $80,768.*

  *  This number is listed in thousands.

The accompanying notes are an integral part of the financial statements.

24 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

March 31, 2012

	Shares	Value (000)
Common stock—73.5%
Consumer discretionary—11.2%
Abercrombie & Fitch, Cl A	145,130	$7,200
Aeropostale*	138,410	2,992
Amazon.com*	11,700	2,369
American Eagle Outfitters	297,740	5,118
Ascena Retail Group*	38,440	1,704
Black Diamond*	92,350	855
Bravo Brio Restaurant Group*	71,570	1,429
CBS, Cl B	57,150	1,938
Coach	15,760	1,218
Coldwater Creek*	2,226,520	2,583
Deckers Outdoor*	14,070	887
Family Dollar Stores	25,660	1,624
Ford Motor	97,600	1,219
Gap	88,460	2,312
Guess?	306,880	9,590
International Game Technology	152,200	2,556
Las Vegas Sands	57,420	3,306
Lear	47,510	2,209
Penn National Gaming*	21,240	913
Polaris Industries	22,520	1,625
PulteGroup*	124,260	1,100
Ralph Lauren	28,780	5,017
Scientific Games, Cl A*	268,350	3,129
Select Comfort*	37,450	1,213
Shuffle Master*	44,340	780
Shutterfly*	122,560	3,840
Sirius XM Radio*	1,506,970	3,481
Sparkle Roll Group^	6,611,650	596
Stanley Black & Decker	25,210	1,940
Starwood Hotels & Resorts Worldwide	207,960	11,731
Steven Madden*	54,980	2,350
Talbots*	191,690	581
True Religion Apparel*	44,720	1,225
Urban Outfitters*	56,790	1,653
Vera Bradley*	92,230	2,784
Vitamin Shoppe*	26,150	1,156
Wynn Resorts	42,320	5,285
Yum! Brands	63,750	4,538
Total Consumer discretionary		106,046

	Shares	Value (000)
Consumer staples—2.1%
Brown-Forman, Cl B	27,420	$2,286
Coca-Cola	20,540	1,520
Colgate-Palmolive	18,280	1,787
Companhia de Bebidas das Americas ADR, Preferred Shares	59,530	2,460
Crumbs Bake Shop*	156,090	573
Hain Celestial Group*	32,390	1,419
Kellogg	42,680	2,289
Procter & Gamble	35,750	2,403
Sara Lee	178,670	3,847
Whole Foods Market	16,840	1,401
Total Consumer staples		19,985
Energy—8.3%
Alpha Natural Resources*	49,300	750
Anadarko Petroleum	55,600	4,356
Bellatrix Exploration*	130,740	690
Cabot Oil & Gas	98,866	3,082
Celtic Exploration*	32,690	477
CGX Energy*	220,258	311
Cobalt International Energy*	78,250	2,350
Comstock Resources*	36,990	586
Concho Resources*	48,090	4,909
Dawson Geophysical*	30,130	1,035
Devon Energy	70,900	5,042
El Paso	61,950	1,831
Enbridge	50,510	1,962
Enterprise Products Partners LP	40,020	2,020
Epsilon Energy*	195,210	509
Exxon Mobil	60,080	5,211
Falkland Oil & Gas*	554,461	572
FMC Technologies*	20,210	1,019
Goodrich Petroleum*	33,290	633
Halcon Resources*	15,886	149
Hercules Offshore*	92,600	438
HollyFrontier	27,070	870
Key Energy Services*	74,830	1,156
National Oilwell Varco	18,290	1,453
Niko Resources	18,030	634
Noble	28,840	1,081
Noble Energy	46,480	4,545
Northern Oil & Gas*	55,200	1,145

TURNER FUNDS 2012 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Ophir Energy*	195,171	$1,584
Pacific Drilling*	94,690	958
PetroBakken Energy, Cl A	51,520	858
PetroChina ADR	11,260	1,582
Poseidon Concepts	27,870	392
Rockhopper Exploration*	149,715	787
Rowan*	42,090	1,386
Schlumberger	38,330	2,680
Seadrill	45,850	1,720
SM Energy	20,140	1,425
Sunoco	18,610	710
Total SA ADR	48,060	2,457
Transocean	82,590	4,518
TriOil Resources*	159,870	542
Weatherford International*	217,680	3,285
Whitehaven Coal	147,780	863
Williams	114,930	3,541
Total Energy		78,104
Financials—13.8%
Affiliated Managers Group*	31,310	3,501
AIA Group	1,423,304	5,215
American Express	129,820	7,511
American Safety Insurance Holdings*	7,800	147
American Tower	36,130	2,277
AON	85,020	4,171
Camden Property Trust	19,230	1,264
Cardinal Financial	18,130	205
Cardtronics*	87,360	2,293
CBRE Group*	155,700	3,108
China Construction Bank, H Shares	2,717,770	2,100
Chubb	97,020	6,705
Citigroup	45,370	1,658
CME Group	8,120	2,349
CNO Financial Group*	250,440	1,948
Comerica	208,460	6,746
Compartamos SAB de CV	5,280,244	5,989
Discover Financial Services	48,640	1,622
DnB NOR ASA	140,773	1,811
Education Realty Trust	143,940	1,560
First Connecticut Bancorp	61,770	815
First Republic Bank*	175,630	5,785
Fortegra Financial*	194,877	1,629

	Shares	Value (000)
Franklin Resources	18,180	$2,255
Invesco	205,210	5,473
JPMorgan Chase	60,640	2,788
KeyCorp	263,300	2,238
Kilroy Realty	33,000	1,538
Manning & Napier*	79,940	1,175
MarketAxess Holdings	55,080	2,054
Metropolitan Bank & Trust	1,007,290	2,050
Ocwen Financial*	174,730	2,731
OmniAmerican Bancorp*	57,910	1,121
ProAssurance	38,270	3,372
RenaissanceRe Holdings	62,625	4,743
Signature Bank*	28,580	1,802
Simon Property Group	15,430	2,248
Standard Chartered	78,885	1,968
State Street	86,870	3,953
Tanger Factory Outlet Centers	48,690	1,447
TD Ameritrade Holding	133,180	2,629
Tompkins Financial	73,850	2,958
Walter Investment Management	50,320	1,135
Wells Fargo	54,470	1,860
West Coast Bancorp*	62,890	1,190
Western Union	387,250	6,816
Total Financials		129,953
Health care—14.0%
Abbott Laboratories	27,850	1,707
Acadia Healthcare*	107,335	1,750
Achillion Pharmaceuticals*	72,580	695
Air Methods*	26,870	2,345
Akorn*	229,979	2,691
Alere*	69,758	1,814
Alexion Pharmaceuticals*	12,760	1,185
Allergan	27,630	2,637
AmerisourceBergen, Cl A	87,920	3,489
Amicus Therapeutics*	122,040	644
Analogic	12,140	820
ARIAD Pharmaceuticals*	89,180	1,423
ArQule*	33,410	234
ArthroCare*	117,360	3,151
Astellas Pharma	55,860	2,295
AVI BioPharma*	201,290	310
BioMarin Pharmaceutical*	39,820	1,364
Bristol-Myers Squibb	44,510	1,502
Cardinal Health	27,090	1,168

26 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Catalyst Health Solutions*	83,790	$5,340
Cerner*	69,650	5,305
Covidien	106,350	5,815
Cubist Pharmaceuticals*	38,910	1,683
Cyberonics*	14,650	559
Dynavax Technologies*	212,300	1,074
Express Scripts*	48,290	2,616
IDEXX Laboratories*	15,710	1,374
Illumina*	27,740	1,459
Intuitive Surgical*	5,960	3,229
Jazz Pharmaceuticals*	151,820	7,359
Luminex*	62,970	1,470
Masimo*	63,650	1,488
McKesson	13,140	1,153
Medco Health Solutions*	16,420	1,154
Medivation*	68,540	5,121
Merck	88,800	3,410
Nordion	12,180	118
OncoGenex Pharmaceutical*	32,843	437
Onyx Pharmaceuticals*	71,215	2,683
Pfizer	150,270	3,405
QLT*	61,761	432
Quest Diagnostics	117,765	7,201
Questcor Pharmaceuticals*	22,760	856
Regeneron Pharmaceuticals*	9,930	1,158
Santarus*	121,040	708
Sirona Dental Systems*	30,330	1,563
St. Jude Medical	99,860	4,425
Stryker	27,750	1,540
Thermo Fisher Scientific	19,320	1,089
United Therapeutics*	17,700	834
UnitedHealth Group	39,640	2,336
Universal Health Services, Cl B	30,320	1,271
Vanguard Health Systems*	91,671	904
Vivus*	36,740	822
Waters*	20,300	1,881
WellCare Health Plans*	69,800	5,017
WellPoint	102,230	7,545
Zimmer Holdings*	85,443	5,492
Total Health care		132,550
Industrials—6.1%
AMETEK	28,190	1,367
BE Aerospace*	33,190	1,542
Bombardier, Cl B	556,770	2,314

	Shares	Value (000)
Caterpillar	47,750	$5,086
Colfax*	43,870	1,546
Cummins	7,560	908
Delta Air Lines*	448,720	4,447
Dollar Thrifty Automotive Group*	42,070	3,404
Eaton	24,140	1,203
Emerson Electric	23,060	1,203
Equifax	36,360	1,609
Esterline Technologies*	31,790	2,272
Expeditors International of Washington	30,980	1,441
Honeywell International	35,530	2,169
Huron Consulting Group*	48,390	1,818
Interface, Cl A	46,880	654
Joy Global	21,020	1,545
KBR	31,260	1,111
Manpower	64,730	3,066
MSC Industrial Direct, Cl A	28,410	2,366
Owens Corning*	15,940	574
SeaCube Container Leasing	47,850	823
SembCorp Marine	93,100	391
Shaw Group*	30,380	963
SPX	42,820	3,320
Timken	11,620	590
Titan International	136,400	3,226
Towers Watson, Cl A	55,830	3,689
US Airways Group*	219,130	1,663
WESCO International*	18,160	1,186
Total Industrials		57,496
Information technology—11.7%
Acme Packet*	50,060	1,378
ADTRAN	72,650	2,266
Ancestry.com*	85,190	1,937
Ariba*	80,310	2,627
Avago Technologies	61,380	2,392
Bottomline Technologies*	36,451	1,018
Broadcom, Cl A	164,070	6,448
Callidus Software*	41,350	323
Cirrus Logic*	140,070	3,334
Cisco Systems	186,900	3,953
Citrix Systems*	44,620	3,521
Cognizant Technology Solutions, Cl A*	16,030	1,234

TURNER FUNDS 2012 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Coherent*	37,552	$2,190
Digimarc*	93,160	2,603
Diodes*	44,480	1,031
eBay*	40,340	1,488
Electronic Arts*	286,470	4,721
EMC*	31,510	942
F5 Networks*	20,685	2,792
Fabrinet*	90,990	1,611
Fortinet*	51,910	1,435
Google, Cl A*	2,310	1,481
GSI Group*	203,380	2,453
Heartland Payment Systems	66,830	1,927
Imagination Technologies Group*	79,980	876
JDS Uniphase*	192,260	2,786
Kenexa*	27,340	854
Lam Research*	40,300	1,798
LinkedIn, Cl A*	20,840	2,125
LSI*	278,620	2,418
MA-COM Technology Solutions Holdings*	129,260	2,681
Manhattan Associates*	9,300	442
Microsoft	51,220	1,652
NetApp*	29,990	1,343
NETGEAR*	35,720	1,364
OCZ Technology Group*	295,550	2,063
ON Semiconductor*	600,760	5,413
Remark Media*	125,350	755
Salesforce.com*	15,790	2,440
SanDisk*	83,690	4,150
Semtech*	78,460	2,233
Teradyne*	139,960	2,364
Texas Instruments	167,040	5,614
TIBCO Software*	235,850	7,193
Vantiv, Cl A*	174,570	3,427
Zillow*	53,600	1,908
Total Information technology		111,004
Materials—5.3%
ArcelorMittal NY, Registered Shares	214,320	4,100
Ashland	54,730	3,342
Atna Resources*	218,704	263
Augusta Resource*	186,380	509
AuRico Gold*	139,810	1,240
B2gold*	108,540	466

	Shares	Value (000)
Boise	196,760	$1,615
Caesar Stone Sdot Yam*	92,710	1,083
Century Aluminum*	92,850	825
Cliffs Natural Resources	27,480	1,903
Commercial Metals	83,480	1,237
Eastman Chemical	17,600	910
Huntsman	118,790	1,664
Labrador Iron Mines Holdings*	101,940	469
Methanex	22,400	726
Monsanto	123,580	9,857
Mosaic	10,130	560
Noranda Aluminum Holding	128,310	1,279
Norbord*	58,000	669
Potash Corp. of Saskatchewan	24,730	1,130
Rentech Nitrogen Partners LP*	53,300	1,479
SEMAFO	247,008	1,318
Senomyx*	49,940	137
Silver Wheaton	107,390	3,565
SilverCrest Mines*	200,434	500
Tronox*	8,360	1,457
US Silica Holdings*	46,800	980
Vulcan Materials	31,350	1,340
W.R. Grace*	41,550	2,402
Walter Energy	9,140	541
Worthington Industries	33,680	646
Yamana Gold	90,360	1,411
Total Materials		49,623
Telecommunication services—0.3%
Clearwire, Cl A*	253,270	577
SBA Communications, Cl A*	21,840	1,110
Ziggo NV*	37,050	1,156
Total Telecommunication services		2,843
Utilities—0.7%
Calpine*	34,690	597
EQT	20,610	994
Exelon	48,800	1,913
ITC Holdings	15,010	1,155
Questar	59,110	1,138
Veolia Environnement	74,120	1,229
Total Utilities		7,026
Total Common stock (Cost $661,462)**		694,630

28 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Contracts/ Shares	Value (000)
Exchange traded note—0.3%
iPath S&P 500 VIX Short-Term Futures ETN	151,300	$2,545
Total Exchange traded note (Cost $3,030)**		2,545
Put option contracts—0.0%
SPDR S&P 500 ETF Trust, 5/12 at $138	1,835	356
United States Steel, 4/12 at $28	1,100	79
Total Put option contracts (Cost $566)**		435
Cash equivalent—7.4%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	69,681,703	69,682
Total Cash equivalent (Cost $69,682)**		69,682
Total Investments—81.2% (Cost $734,740)**		$767,292

Percentages are based on Net Assets of $944,438.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  ^  Security fair valued using procedures established by the Fair Value Committee. As of March 31, 2012, the total market value of these securities was $596**, representing 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

March 31, 2012

	Shares	Value (000)
Common stock—42.3%
Consumer discretionary—8.7%
American Axle & Manufacturing Holdings	74,630	$874
Blue Nile	26,830	885
Buckle	83,190	3,985
CarMax	40,820	1,414
Cheesecake Factory	61,660	1,812
Chipotle Mexican Grill	3,670	1,534
Choice Hotels International	75,100	2,804
Coinstar	21,440	1,363
Columbia Sportswear	41,420	1,965
Darden Restaurants	20,680	1,058
DeVry	75,770	2,566
Dick's Sporting Goods	37,540	1,805
DineEquity	14,220	705
Expedia	26,810	897
Foot Locker	31,870	990
Fossil	7,160	945
Groupon	27,800	511
H&R Block	97,430	1,605
Hasbro	60,220	2,211
J.C. Penney	42,890	1,520
Limited Brands	84,800	4,070
LKQ	46,630	1,453
Lumber Liquidators Holdings	72,110	1,811
Macy's	57,200	2,273
Magna International	44,860	2,142
Marriott International, Cl A	170,950	6,470
Melco Crown Entertainment ADR	135,620	1,846
Netflix	32,580	3,748
O'Reilly Automotive	13,010	1,188
Papa John's International	27,890	1,050
Pebblebrook Hotel Trust	92,710	2,093
Pinnacle Entertainment	135,690	1,562
Priceline.com	1,380	990
Ross Stores	31,120	1,808
StoneMor Partners LP	54,080	1,317
Tempur-Pedic International	16,950	1,431
Time Warner	24,000	906
Under Armour, Cl A	43,380	4,078
Viacom, Cl B	85,370	4,052
Watsco	47,730	3,534
Whirlpool	13,920	1,070
Williams-Sonoma	29,800	1,117

	Shares	Value (000)
WMS Industries	43,530	$1,033
Total Consumer discretionary		82,491
Consumer staples—1.1%
Bunge	13,720	939
CVS Caremark	104,880	4,699
Kimberly-Clark	30,470	2,252
Reynolds American	28,430	1,178
Sanderson Farms	14,710	780
Total Consumer staples		9,848
Energy—4.7%
Apache	98,990	9,943
Basic Energy Services	48,550	842
CARBO Ceramics	10,840	1,143
China Petroleum & Chemical ADR	15,020	1,633
Cimarex Energy	11,710	884
Cloud Peak Energy	51,340	818
ConocoPhillips	43,140	3,279
Continental Resources	54,060	4,639
Crescent Point Energy	20,500	883
Diamond Offshore Drilling	73,000	4,873
Encana	89,130	1,751
EXCO Resources	114,990	762
Halliburton	40,470	1,343
Helmerich & Payne	84,320	4,549
Oasis Petroleum	45,330	1,398
Patterson-UTI Energy	94,330	1,631
Sanchez Energy	65,820	1,478
SandRidge Energy	116,310	911
Tenaris SA ADR	16,200	619
Ultra Petroleum	60,170	1,362
Total Energy		44,741
Financials—7.1%
Ameriprise Financial	23,480	1,341
Associated Banc-Corp	133,550	1,864
Assurant	51,630	2,091
Cincinnati Financial	125,840	4,343
Credicorp	41,290	5,443
Cullen/Frost Bankers	57,430	3,342
General Growth Properties	137,540	2,337
Green Dot, Cl A	57,180	1,516
Janus Capital Group	723,990	6,451
Jones Lang LaSalle	16,840	1,403

30 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
MSCI, Cl A	47,940	$1,765
Muenchener Rueckversicherungs- Gesellschaft AG	7,620	1,149
Nordea Bank AB	187,600	1,706
Northern Trust	93,200	4,422
NYSE Euronext	66,810	2,005
People's United Financial	137,070	1,815
Progressive	269,050	6,237
ProLogis	64,610	2,327
RLI	37,080	2,656
Royal Bank of Canada	35,260	2,047
Senior Housing Properties Trust	120,110	2,648
Societe Generale	37,861	1,109
Sun Hung Kai Properties	60,850	756
SunTrust Banks	38,000	919
Trustmark	88,340	2,207
Waddell & Reed Financial, Cl A	56,600	1,834
Weyerhaeuser	66,370	1,455
Total Financials		67,188
Health care—5.0%
Aetna	23,069	1,157
Alkermes	46,901	870
Alnylam Pharmaceuticals	18,510	205
Amgen	105,495	7,173
Athenahealth	6,350	471
Becton Dickinson	40,710	3,161
Celgene	7,350	570
Community Health Systems	20,990	467
Covance	18,400	876
DENTSPLY International	21,360	857
Eisai	29,130	1,158
HCA Holdings	33,530	830
Henry Schein	56,590	4,283
Hologic	51,930	1,119
Human Genome Sciences	14,140	117
Ironwood Pharmaceuticals	24,420	325
Isis Pharmaceuticals	48,310	424
Johnson & Johnson	90,900	5,996
Laboratory Corp. of America Holdings	100,310	9,182
Lexicon Pharmaceuticals	91,870	171
Life Technologies	9,390	458
LifePoint Hospitals	14,460	570
Mettler-Toledo International	4,360	805

	Shares	Value (000)
Natus Medical	18,720	$223
Nektar Therapeutics	29,150	231
Patterson	43,450	1,451
ResMed	18,840	582
Seattle Genetics	5,500	112
Sequenom	64,270	262
Theravance	11,890	232
Tornier NV	28,080	722
Varian Medical Systems	12,760	880
Vertex Pharmaceuticals	11,360	466
Wright Medical Group	30,150	582
Total Health care		46,988
Industrials—4.6%
3M	17,940	1,600
Actuant, Cl A	78,560	2,278
AGCO	20,400	963
C.R. Bard	12,786	1,262
Dover	35,230	2,217
Dun & Bradstreet	14,120	1,196
Fastenal	73,840	3,995
Gardner Denver	14,380	906
Grupo Aeropotuario del Pacifico SAB de CV ADR	32,090	1,167
Jabil Circuit	51,360	1,290
Kennametal	32,870	1,464
Masco	90,920	1,216
Mitsui Engineering & Shipbuilding	251,510	438
Nabors Industries	104,010	1,819
Navistar International	18,170	735
Northrop Grumman	36,110	2,206
PACCAR	19,640	920
Parker Hannifin	59,210	5,006
Ritchie Bros. Auctioneers	70,490	1,675
Rockwell Automation	13,360	1,065
Scotts Miracle-Gro	39,140	2,120
SGL Carbon SE	22,760	1,042
Southwest Airlines	485,530	4,001
Stericycle	17,383	1,454
The Weir Group	31,840	898
Total Industrials		42,933
Information technology—7.6%
Amkor Technology	169,660	1,043
Atmel	293,960	2,898

TURNER FUNDS 2012 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
ATMI	33,140	$772
Baidu ADR	20,320	2,962
Corning	62,870	885
Dell	142,520	2,366
Equinix	7,330	1,154
FactSet Research Systems	34,230	3,390
FleetCor Technologies	53,410	2,071
Global Payments^	83,520	3,965
Hewlett-Packard	38,200	910
Infosys ADR	16,300	930
Intel	72,230	2,030
Jack Henry & Associates	253,980	8,666
KLA-Tencor	69,600	3,788
Lexmark International, Cl A	21,530	716
Linear Technology	146,210	4,927
LogMeIn	18,070	637
LTX-Credence	228,960	1,646
Maxim Integrated Products	38,120	1,090
MercadoLibre	16,580	1,621
NetSuite	17,880	899
Paychex	51,660	1,601
Polycom	46,540	888
Red Hat	31,790	1,904
Research In Motion	461,530	6,789
Siliconware Precision Industries ADR	251,480	1,519
STMicroelectronics NV, NY Shares	102,360	838
Tech Data	16,140	876
Telefonaktiebolaget LM Ericsson ADR	158,170	1,631
ViaSat	31,160	1,502
Visa, Cl A	9,900	1,168
Xilinx	81,840	2,981
Yelp	24,000	645
Total Information technology		71,708
Materials—3.3%
Agnico-Eagle Mines	29,520	985
Agrium	27,180	2,348
Alcoa	129,120	1,294
Aluminum Corp. of China ADR	33,680	400
Antofagasta	47,030	866
Bemis	50,310	1,625
Centerra Gold	37,460	583

	Shares	Value (000)
Companhia Siderurgica Nacional SA SP ADR	109,190	$1,033
Detour Gold	14,710	367
Dow Chemical	35,160	1,218
Fortescue Metals Group	150,550	906
Freeport-McMoRan Copper & Gold	30,310	1,153
Harmony Gold Mining SP ADR	72,070	788
Kinross Gold	326,860	3,200
Martin Marietta Materials	16,130	1,381
Molycorp	15,650	529
NewMarket	3,220	603
Nucor	34,100	1,465
Praxair	31,280	3,586
Schnitzer Steel Industries, Cl A	13,920	555
ThyssenKrupp AG	31,470	783
Titanium Metals	50,920	690
United States Steel	136,960	4,023
Westlake Chemical	8,880	575
Yara International ASA	11,110	530
Total Materials		31,486
Telecommunication services—0.1%
America Movil SAB de CV ADR, Ser L	23,010	572
Total Telecommunication services		572
Utilities—0.1%
National Fuel Gas	18,790	904
Total Utilities		904
Total Common stock (Proceeds $397,777)*		398,859
Exchange traded funds—7.6%
CurrencyShares Japanese Yen Trust	9,816	1,166
Energy Select Sector SPDR Fund	17,230	1,236
Health Care Select Sector SPDR Fund	94,040	3,535
Industrial Select Sector SPDR Fund	92,970	3,479
iShares Barclays 20+ Year Treasury Bond Fund	20,520	2,302
iShares Russell 2000 Index Fund	24,470	2,027
Market Vectors Oil Service ETF	110,960	4,507
Market Vectors Semiconductor	151,620	5,428
Materials Select Sector SPDR Trust	63,780	2,358

32 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
PowerShares QQQ Trust	105,272	$7,111
SPDR Metals & Mining ETF	66,580	3,309
SPDR S&P 500 ETF Trust	143,060	20,131
SPDR S&P Biotech ETF	18,440	1,482
SPDR S&P Oil & Gas Exploration & Production ETF	128,340	7,304
SPDR S&P Retail ETF	38,340	2,351
United States Natural Gas Fund LP	58,242	927
Vanguard Small-Cap Growth ETF	41,180	3,581
Total Exchange traded funds (Proceeds $72,919)*		72,234
Total Securities sold short—49.9% (Proceeds $470,696)*		$471,093

Percentages are based on Net Assets of $944,438.*

  *  This number is listed in thousands.

  ^  Security fair valued using procedures established by the Fair Value Committee. As of March 31, 2012, the total market value of these securities was $3,965*, representing 0.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

NY — New York

Ser — Series

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS

Schedule of open options written

Turner Spectrum Fund

March 31, 2012

	Contracts	Value (000)
Written put options—0.0%
SPDR S&P 500 ETF Trust, 9/12 at $122	1,377	$325
Total Written put options (Premiums received $388)*		325
Total Written option contracts (Premiums received $388)*		$325

Percentages are based on Net Assets of $944,438.*

  *  This number is listed in thousands.

The accompanying notes are an integral part of the financial statements.

34 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Titan Fund

March 31, 2012

	Shares	Value (000)
Common stock—79.6%
Consumer discretionary—13.3%
CBS, Cl B^	10,950	$371
Coach	3,030	234
Family Dollar Stores	4,830	306
Ford Motor	18,250	228
Las Vegas Sands	3,970	229
Ralph Lauren	1,625	283
Shutterfly*	6,840	214
Stanley Black & Decker	2,170	167
Starwood Hotels & Resorts Worldwide	10,640	600
Wynn Resorts	2,230	279
Yum! Brands	2,680	191
Total Consumer discretionary		3,102
Consumer staples—4.0%
Coca-Cola	3,960	293
Colgate-Palmolive	3,520	344
Sara Lee	13,210	285
Total Consumer staples		922
Energy—9.4%
Anadarko Petroleum^	4,320	338
Cabot Oil & Gas	7,890	246
Concho Resources*	2,710	277
Devon Energy	4,040	287
Exxon Mobil	4,000	347
HollyFrontier	5,090	164
National Oilwell Varco	3,420	272
Schlumberger	3,720	260
Total Energy		2,191
Financials—11.4%
American Express	9,650	558
CBRE Group*	14,920	298
Comerica	10,230	331
First Republic Bank*	8,000	264
Invesco	9,990	267
State Street	8,810	401
TD Ameritrade Holding	10,150	200
Wells Fargo	10,230	349
Total Financials		2,668

	Shares	Value (000)
Health care—9.0%
Allergan^	1,860	$177
Bristol-Myers Squibb	8,550	289
Cerner*	2,970	226
Express Scripts*^	4,350	236
Intuitive Surgical*	540	293
St. Jude Medical	5,270	233
Stryker	5,350	297
Waters*	3,770	349
Total Health care		2,100
Industrials—9.4%
AMETEK	5,440	264
BE Aerospace*^	6,230	290
Caterpillar	2,730	291
Cummins	1,480	178
Honeywell International	6,670	407
Manpower	5,140	243
SPX	3,820	296
WESCO International*	3,450	225
Total Industrials		2,194
Information technology—20.8%
Avago Technologies	4,600	179
Broadcom, Cl A^	16,350	643
Cisco Systems	14,050	297
Citrix Systems*	4,390	346
Cognizant Technology Solutions, Cl A*	3,000	231
eBay*	7,690	284
EMC*	5,890	176
F5 Networks*	1,445	195
Fortinet*	9,730	269
Google, Cl A*	440	282
JDS Uniphase*	11,240	163
LinkedIn, Cl A*	1,170	119
Microsoft	9,820	317
NetApp*	5,620	252
Salesforce.com*	1,490	230
Texas Instruments	14,650	492
TIBCO Software*	12,140	370
Total Information technology		4,845

TURNER FUNDS 2012 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS

Schedule of investments

Turner Titan Fund

	Shares	Value (000)
Materials—2.3%
Monsanto	6,600	$526
Total Materials		526
Total Common stock (Cost $17,194)**		18,548
Cash equivalent—3.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%***^	867,973	868
Total Cash equivalent (Cost $868)**		868
Total Investments—83.3% (Cost $18,062)**		$19,416

Percentages are based on Net Assets of $23,311.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

Cl — Class

The accompanying notes are an integral part of the financial statements.

36 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Titan Fund

March 31, 2012

	Shares	Value (000)
Common stock—45.5%
Consumer discretionary—12.1%
Blue Nile	5,120	$169
Cheesecake Factory	7,060	207
Choice Hotels International	4,650	174
Darden Restaurants	3,900	200
DeVry	6,750	229
Expedia	5,110	171
Magna International	3,850	184
Marriott International, Cl A	7,690	291
Melco Crown Entertainment ADR	12,290	167
Netflix	2,010	231
O'Reilly Automotive	2,490	227
Time Warner	4,600	174
Under Armour, Cl A	1,760	165
Viacom, Cl B	4,730	224
Total Consumer discretionary		2,813
Consumer staples—1.7%
Bunge	2,560	175
Reynolds American	5,430	225
Total Consumer staples		400
Energy—4.0%
Apache	4,100	412
Cimarex Energy	2,200	166
Continental Resources	1,960	168
Diamond Offshore Drilling	2,880	192
Total Energy		938
Financials—4.0%
Northern Trust	8,600	408
SunTrust Banks	7,220	175
Waddell & Reed Financial, Cl A	10,590	343
Total Financials		926
Health care—3.1%
Amgen	3,425	233
Johnson & Johnson	4,220	278
Laboratory Corp. of America Holdings	2,440	223
Total Health care		734
Industrials—6.7%
3M	3,360	300
C.R. Bard	2,391	236
Navistar International	3,410	138

	Shares	Value (000)
PACCAR	3,670	$172
Parker Hannifin	4,100	347
Rockwell Automation	2,510	200
Scotts Miracle-Gro	3,200	173
Total Industrials		1,566
Information technology—11.3%
Baidu ADR	1,190	173
Corning	11,990	169
Dell	10,800	179
FactSet Research Systems	2,080	206
Global Payments^	2,690	128
Infosys ADR	3,040	173
Lexmark International, Cl A	4,000	133
Linear Technology	6,490	219
LogMeIn	3,370	119
NetSuite	3,430	173
Polycom	8,920	170
Red Hat	2,260	135
Research In Motion	16,850	248
Tech Data	3,090	168
Xilinx	6,380	232
Total Information technology		2,625
Materials—2.6%
Agrium	1,960	169
Dow Chemical	6,510	226
Freeport-McMoRan Copper & Gold	5,610	213
Total Materials		608
Total Common stock (Proceeds $10,497)*		10,610
Exchange traded funds—3.1%
Energy Select Sector SPDR Fund	3,200	230
SPDR S&P 500 ETF Trust	3,460	487
Total Exchange traded funds (Proceeds $723)*		717
Total Securities sold short—48.6% (Proceeds $11,220)*		$11,327

Percentages are based on Net Assets of $23,311.*

  *  This number is listed in thousands.

  ^  Security fair valued using procedures established by the Fair Value Committee. As of March 31, 2012, the total market value of these securities was $128*, representing 0.5% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS

Schedule of investments

Turner All Cap Growth Fund

March 31, 2012

	Shares	Value (000)
Common stock—96.7%†
Consumer discretionary—14.8%
Abercrombie & Fitch, Cl A	12,400	$615
Deckers Outdoor*	12,340	778
Las Vegas Sands	20,180	1,162
MGM Resorts International*	37,020	504
Shutterfly*	17,120	536
Starbucks	10,760	601
Starwood Hotels & Resorts Worldwide	11,000	621
Total Consumer discretionary		4,817
Consumer staples—1.9%
Whole Foods Market	7,390	615
Total Consumer staples		615
Energy—7.6%
Cabot Oil & Gas	22,440	699
Cameron International*	11,500	608
Concho Resources*	4,430	452
SM Energy	9,990	707
Total Energy		2,466
Financials—6.1%
Affiliated Managers Group*	8,660	968
CBRE Group*	51,670	1,032
Total Financials		2,000
Health care—12.0%
Alexion Pharmaceuticals*	16,400	1,523
Medivation*	7,860	587
Regeneron Pharmaceuticals*	8,020	935
WellCare Health Plans*	12,240	880
Total Health care		3,925
Industrials—2.2%
Expeditors International of Washington	15,460	719
Total Industrials		719
Information technology—52.1%
Apple*	4,280	2,566
Avago Technologies	27,930	1,088
Broadcom, Cl A	34,000	1,336
eBay*	19,170	707

	Shares	Value (000)
F5 Networks*	9,970	$1,346
JDS Uniphase*	62,390	904
Lam Research*	15,720	701
LSI*	129,100	1,121
MA-COM Technology Solutions Holdings*	22,670	470
NXP Semiconductors* #	19,540	520
ON Semiconductor*	144,400	1,301
Qualcomm	23,130	1,573
SanDisk*	21,500	1,066
Teradyne*	75,240	1,271
Texas Instruments	30,190	1,015
Total Information technology		16,985
Total Common stock (Cost $26,199)**		31,527
Cash equivalent—3.6%
BlackRock TempCash Fund, Institutional Shares, 0.010%*** (1)	1,158,748	1,159
Total Cash equivalent (Cost $1,159)**		1,159
Total Investments—100.3% (Cost $27,358)**		$32,686

Percentages are based on Net Assets of $32,601.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was 75.** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2012 was $76.**

Cl — Class

The accompanying notes are an integral part of the financial statements.

38 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Concentrated Growth Fund

March 31, 2012

	Shares	Value (000)
Common stock—99.4%†
Consumer discretionary—18.4%
Amazon.com*	8,790	$1,780
Ford Motor	142,180	1,776
Guess?	45,960	1,436
Las Vegas Sands	27,430	1,579
Lennar, Cl A	56,700	1,541
Total Consumer discretionary		8,112
Energy—4.2%
Cabot Oil & Gas	58,560	1,825
Total Energy		1,825
Financials—9.2%
CBRE Group*	103,080	2,058
Comerica	61,990	2,006
Total Financials		4,064
Health care—10.3%
Alexion Pharmaceuticals*	22,220	2,064
Cerner*	15,340	1,168
Intuitive Surgical*	2,400	1,300
Total Health care		4,532
Industrials—8.6%
Boeing	26,000	1,934
Caterpillar	17,470	1,861
Total Industrials		3,795
Information technology—45.2%
Apple*	7,860	4,712
Broadcom, Cl A	52,160	2,050
eBay*	47,610	1,756
Finisar*	76,660	1,545
Juniper Networks*	80,020	1,831
Lam Research*	34,190	1,526
Qualcomm	25,100	1,707
Salesforce.com*	10,870	1,679
SanDisk*	30,430	1,509
Texas Instruments	46,660	1,568
Total Information technology		19,883

	Shares	Value (000)
Materials—3.5%
Goldcorp	33,980	$1,531
Total Materials		1,531
Total Common stock (Cost $37,578)**		43,742
Cash equivalent—0.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	318,741	319
Total Cash equivalent (Cost $319)**		319
Total Investments—100.1% (Cost $37,897)**		$44,061

Percentages are based on Net Assets of $44,022.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

March 31, 2012

	Shares	Value (000)
Common stock—96.5%
Consumer discretionary—17.4%
Aeropostale*	106,320	$2,299
Ann*	89,350	2,559
Arctic Cat*	35,030	1,500
Body Central* #	105,740	3,069
Buffalo Wild Wings* #	18,500	1,678
Children's Place Retail Stores* #	65,790	3,399
Cracker Barrel Old Country Store	57,140	3,188
Crocs*	129,890	2,717
Deckers Outdoor*	10,884	686
Jos. A. Bank Clothiers*	41,000	2,067
Krispy Kreme Doughnuts*	61,170	447
Oxford Industries	55,990	2,845
Red Robin Gourmet Burgers*	44,220	1,645
Scientific Games, Cl A*	59,040	688
Select Comfort*	112,760	3,652
Shuffle Master*	89,040	1,567
Shutterfly*	64,390	2,017
True Religion Apparel*	36,740	1,007
Ulta Salon, Cosmetics & Fragrance	36,840	3,422
Vitamin Shoppe*	106,939	4,728
Total Consumer discretionary		45,180
Consumer staples—4.9%
B&G Foods	50,570	1,138
Boston Beer, Cl A* #	10,120	1,081
Rite Aid*	863,810	1,503
TreeHouse Foods*	76,377	4,545
United Natural Foods*	96,638	4,509
Total Consumer staples		12,776
Energy—7.6%
Carrizo Oil & Gas* #	93,448	2,641
GeoResources* #	60,980	1,996
GulfMark Offshore, Cl A*	15,150	696
Key Energy Services*	211,560	3,269
Kodiak Oil & Gas*	120,590	1,201
Lufkin Industries	56,360	4,545
Rex Energy* #	211,500	2,259
Swift Energy*	111,050	3,224
Total Energy		19,831

	Shares	Value (000)
Financials—2.2%
Cardtronics*	45,939	$1,206
IBERIABANK	26,156	1,398
Sovran Self Storage	36,760	1,832
Umpqua Holdings #	102,000	1,383
Total Financials		5,819
Health care—21.0%
ABIOMED* #	86,650	1,923
Acadia Healthcare* #	207,640	3,385
Achillion Pharmaceuticals* #	158,870	1,522
Air Methods*	48,940	4,270
Akorn* #	204,700	2,395
AMERIGROUP*	53,020	3,567
Analogic	18,020	1,217
ArthroCare*	160,816	4,318
Catalyst Health Solutions*	36,705	2,339
Computer Programs & Systems	37,491	2,119
Cyberonics*	71,738	2,735
Dynavax Technologies*	156,040	790
Endologix*	37,060	543
HMS Holdings*	106,740	3,331
Luminex*	35,270	824
Molina Healthcare*	94,120	3,165
Orthofix International*	49,400	1,856
PAREXEL International* #	74,304	2,004
PSS World Medical* #	54,850	1,390
QLT*	31,325	219
Quality Systems #	66,906	2,926
Questcor Pharmaceuticals*	61,960	2,331
SXC Health Solutions*	72,384	5,426
Total Health care		54,595
Industrials—18.1%
Chart Industries*	38,448	2,819
Clean Harbors*	93,950	6,326
Copa Holdings, Cl A	49,591	3,928
EnPro Industries* #	76,700	3,152
ESCO Technologies	38,080	1,400
Genesee & Wyoming, Cl A*	29,765	1,625
Greenbrier*	159,886	3,164
Hub Group, Cl A*	73,098	2,634
Huron Consulting Group*	109,430	4,110
Kforce* #	92,520	1,378

40 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Middleby*	37,953	$3,840
Proto Labs*	76,380	2,604
RBC Bearings*	20,666	953
Robbins & Myers	32,174	1,675
Titan International	50,860	1,203
Triumph Group	98,974	6,202
Total Industrials		47,013
Information technology—21.5%
ANSYS*	63,480	4,128
Ariba*	217,690	7,121
Bottomline Technologies*	102,792	2,872
BroadSoft* #	66,730	2,552
Cavium* #	39,470	1,221
CEVA* #	22,752	517
Cirrus Logic* #	235,640	5,608
Coherent*	38,354	2,237
Diodes*	71,370	1,654
Electronics for Imaging*	132,430	2,201
FARO Technologies*	13,690	799
GSI Group*	177,760	2,144
Hittite Microwave*	9,650	524
Imperva* #	50,300	1,969
Kenexa* #	90,920	2,840
Liquidity Services*	40,510	1,815
Manhattan Associates*	39,460	1,876
NETGEAR*	98,200	3,751
OCZ Technology Group* #	235,280	1,642
OPNET Technologies #	23,758	689
Power Integrations #	50,550	1,876
Rofin-Sinar Technologies*	65,698	1,733
Synchronoss Technologies* #	50,200	1,602
Tangoe* #	38,646	727
Ultratech*	56,370	1,634
Total Information technology		55,732
Materials—3.5%
Century Aluminum*	86,430	768
Domtar	24,140	2,302
KapStone Paper & Packaging*	97,350	1,918
LSB Industries*	68,750	2,676
Noranda Aluminum Holding	140,941	1,405
Total Materials		9,069

	Shares	Value (000)
Utilities—0.3%
Artesian Resources, Cl A #	34,145	$641
Total Utilities		641
Total Common stock (Cost $164,501)**		250,656
Cash equivalent—19.7%
BlackRock TempCash Fund, Institutional Shares, 0.010%*** (1)	51,171,559	51,172
Total Cash equivalent (Cost $51,172)**		51,172
Total Investments—116.2% (Cost $215,673)**		$301,828

Percentages are based on Net Assets of $259,852.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  #  Security fully or partially on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was 39,297.** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2012 was $40,208.**

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Growth Fund

March 31, 2012

	Shares	Value (000)
Common stock—101.6%†
Consumer discretionary—15.0%
Amazon.com*	47,670	$9,654
Bed Bath & Beyond*	89,926	5,914
Coach	51,170	3,954
Comcast, Cl A	218,910	6,570
Ford Motor	450,660	5,629
Guess?	130,790	4,087
Las Vegas Sands	87,440	5,034
Lennar, Cl A	80,770	2,195
Lululemon Athletica* #	32,650	2,438
Ralph Lauren	27,550	4,803
Stanley Black & Decker	38,760	2,983
Starbucks	89,780	5,018
Starwood Hotels & Resorts Worldwide	55,000	3,103
Yum! Brands	38,090	2,711
Total Consumer discretionary		64,093
Consumer staples—7.5%
Coca-Cola	273,190	20,219
Estee Lauder, Cl A	79,740	4,939
Mead Johnson Nutrition, Cl A	39,190	3,233
Whole Foods Market	45,759	3,807
Total Consumer staples		32,198
Energy—10.0%
Anadarko Petroleum	102,430	8,025
Cabot Oil & Gas	156,310	4,872
Cameron International*	99,450	5,254
Concho Resources*	86,298	8,809
Enbridge	81,460	3,165
Peabody Energy	55,120	1,596
Schlumberger	154,940	10,835
Total Energy		42,556
Financials—7.3%
Affiliated Managers Group*	57,830	6,466
American Express	136,690	7,909
CBRE Group*	257,170	5,133
Comerica	156,700	5,071
Simon Property Group	21,549	3,139
TD Ameritrade Holding	167,720	3,311
Total Financials		31,029

	Shares	Value (000)
Health care—8.9%
Agilent Technologies*	99,670	$4,436
Alexion Pharmaceuticals*	61,750	5,734
Allergan	51,360	4,901
Cerner*	55,770	4,248
Express Scripts*	113,260	6,136
Gilead Sciences*	59,280	2,896
Intuitive Surgical*	7,590	4,112
St. Jude Medical	123,450	5,470
Total Health care		37,933
Industrials—11.6%
AMETEK	119,575	5,801
Boeing	117,040	8,704
Caterpillar	91,620	9,759
KBR	91,090	3,238
Manpower	64,880	3,073
Pall	62,740	3,741
Precision Castparts	16,280	2,815
SPX	51,950	4,028
Union Pacific	77,480	8,328
Total Industrials		49,487
Information technology—36.9%
Acme Packet* #	60,120	1,654
Altera	215,470	8,580
Apple*	81,030	48,575
Broadcom, Cl A	174,900	6,874
eBay*	223,730	8,253
F5 Networks*	28,650	3,867
Finisar*	126,310	2,545
Fortinet*	89,179	2,466
Google, Cl A*	23,330	14,960
Juniper Networks*	153,030	3,501
Lam Research*	92,280	4,118
LinkedIn, Cl A*	31,660	3,229
NXP Semiconductors* #	110,790	2,948
Qualcomm	250,310	17,026
Salesforce.com*	40,860	6,313
SanDisk*	79,720	3,953
Texas Instruments	278,960	9,376
Ubiquiti Networks* #	47,930	1,516
VeriFone Systems*	65,250	3,385
VMware, Cl A*	41,640	4,679
Total Information technology		157,818

42 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Large Growth Fund

	Shares	Value (000)
Materials—3.5%
Goldcorp	114,620	$5,165
Monsanto	84,440	6,735
Owens-Illinois*	124,790	2,912
Total Materials		14,812
Telecommunication services—0.9%
Aruba Networks*	176,070	3,923
Total Telecommunication services		3,923
Total Common stock (Cost $360,848)**		433,849
Cash equivalent—3.1%
BlackRock TempCash Fund, Institutional Shares, 0.010%*** (1)	13,371,094	13,371
Total Cash equivalent (Cost $13,371)**		13,371
Total Investments—104.7% (Cost $374,219)**		$447,220

Percentages are based on Net Assets of $427,097.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was 7,937.** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2012 was $7,988.**

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

March 31, 2012

	Shares	Value (000)
Common stock—100.0%†
Consumer discretionary—18.1%
Arcos Dorados Holdings, Cl A	230,930	$4,178
Bed Bath & Beyond*	218,540	14,373
BorgWarner* #	115,690	9,757
Coach	130,860	10,113
Deckers Outdoor*	105,600	6,658
Family Dollar Stores	139,930	8,855
Guess?	230,750	7,211
Harley-Davidson	176,030	8,640
Lululemon Athletica* #	89,830	6,709
MGM Resorts International* #	469,360	6,393
Nordstrom	263,630	14,689
Ralph Lauren	48,690	8,488
Shutterfly*	181,160	5,676
Stanley Black & Decker	94,788	7,295
Starwood Hotels & Resorts Worldwide	301,320	16,997
Wynn Resorts	85,605	10,690
Total Consumer discretionary		146,722
Consumer staples—4.8%
Hershey	119,880	7,352
Mead Johnson Nutrition, Cl A	95,710	7,894
Monster Beverage*	172,304	10,698
Whole Foods Market #	158,250	13,167
Total Consumer staples		39,111
Energy—9.5%
Alpha Natural Resources*	354,550	5,393
Cabot Oil & Gas	322,760	10,061
Cameron International*	199,131	10,520
Concho Resources*	113,608	11,597
FMC Technologies*	175,540	8,851
Peabody Energy	184,440	5,341
Plains Exploration & Production*	127,840	5,452
Range Resources	45,770	2,661
Rowan*	152,810	5,032
SM Energy	179,120	12,676
Total Energy		77,584
Financials—6.4%
Affiliated Managers Group*	103,800	11,606
Camden Property Trust	57,120	3,756
CBRE Group*	714,890	14,269

	Shares	Value (000)
East West Bancorp	220,830	$5,099
First Republic Bank*	180,560	5,948
IntercontinentalExchange*	43,760	6,013
Signature Bank*	80,490	5,074
Total Financials		51,765
Health care—14.7%
Agilent Technologies*	244,057	10,863
Alexion Pharmaceuticals*	157,494	14,625
AMERIGROUP*	81,480	5,482
AmerisourceBergen, Cl A	164,258	6,518
BioMarin Pharmaceutical*	117,500	4,024
Cepheid*	110,630	4,628
Cerner*	105,180	8,011
IDEXX Laboratories*	48,540	4,245
Illumina* #	56,190	2,956
Intuitive Surgical*	23,212	12,575
Perrigo	82,810	8,555
Regeneron Pharmaceuticals*	69,640	8,121
SXC Health Solutions*	100,500	7,533
Universal Health Services, Cl B	130,060	5,451
Waters*	61,920	5,737
WellCare Health Plans*	143,262	10,298
Total Health care		119,622
Industrials—14.8%
Clean Harbors*	91,060	6,131
Cooper Industries	151,540	9,691
Equifax	158,390	7,010
Expeditors International of Washington	270,229	12,568
Genesee & Wyoming, Cl A*	125,390	6,844
Hexcel*	265,600	6,377
Joy Global	133,587	9,819
KBR	220,579	7,842
Kirby*	122,100	8,033
Manpower	149,820	7,097
Owens Corning*	155,611	5,607
Roper Industries	76,630	7,599
Towers Watson, Cl A	80,329	5,307
Triumph Group	114,800	7,193
United Continental Holdings* #	311,875	6,705
W.W. Grainger	29,380	6,311
Total Industrials		120,134

44 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Information technology—26.4%
Acme Packet* #	82,050	$2,258
Altera	198,200	7,892
Avago Technologies	340,020	13,251
Broadcom, Cl A	423,491	16,643
Citrix Systems*	215,380	16,996
F5 Networks*	89,524	12,082
Fiserv*	125,020	8,675
Fortinet*	210,260	5,814
JDS Uniphase*	494,170	7,161
Juniper Networks*	427,900	9,790
Lam Research*	362,965	16,196
LinkedIn, Cl A* #	93,580	9,544
LSI*	1,411,540	12,252
NXP Semiconductors* #	245,170	6,524
ON Semiconductor*	1,989,950	17,929
Salesforce.com*	54,020	8,347
SanDisk*	300,780	14,916
Teradyne*	839,620	14,181
TIBCO Software*	229,150	6,989
VeriFone Systems*	132,328	6,864
Total Information technology		214,304
Materials—5.3%
Airgas	70,870	6,305
CF Industries Holdings	50,900	9,297
Cliffs Natural Resources	145,345	10,067
Crown Holdings*	166,080	6,117
PPG Industries	116,100	11,122
Total Materials		42,908
Total Common stock (Cost $645,949)**		812,150
Cash equivalent—6.9%
BlackRock TempCash Fund, Institutional Shares, 0.010%*** (1)	56,218,292	56,218
Total Cash equivalent (Cost $56,218)**		56,218
Total Investments—106.9% (Cost $702,167)**		$868,368

Percentages are based on Net Assets of $812,021.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was 55,059.** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2012 was $56,218.**

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

March 31, 2012

	Shares	Value (000)
Common stock—98.8%
Consumer discretionary—16.2%
Big Lots*	35,550	$1,529
BJ's Restaurants*	53,420	2,690
Bravo Brio Restaurant Group*	102,090	2,038
Bridgepoint Education* #	72,060	1,783
Brunswick #	116,040	2,988
Crocs*	116,080	2,428
DSW, Cl A	42,880	2,349
Express*	104,070	2,600
Gaylord Entertainment* #	71,276	2,195
GNC Acquisition Holdings, Cl A	85,370	2,979
Meritage Homes*	53,280	1,442
Scientific Games, Cl A*	210,125	2,450
Shutterfly*	36,570	1,146
Sonic Automotive, Cl A #	155,230	2,780
Sotheby's	83,381	3,280
Steven Madden*	71,365	3,051
Tenneco*	75,670	2,811
True Religion Apparel*	73,830	2,023
Vera Bradley* #	74,510	2,249
Total Consumer discretionary		44,811
Consumer staples—2.1%
Hain Celestial Group* #	66,780	2,926
United Natural Foods*	61,643	2,876
Total Consumer staples		5,802
Energy—7.1%
Berry Petroleum, Cl A	49,278	2,322
Carrizo Oil & Gas* #	85,770	2,424
CVR Energy*	61,770	1,652
Dril-Quip*	43,780	2,846
Energy XXI (Bermuda)*	65,180	2,354
Gulfport Energy*	77,460	2,256
Key Energy Services*	162,777	2,515
Northern Oil & Gas*	91,110	1,890
Swift Energy*	47,050	1,366
Total Energy		19,625
Financials—8.6%
Alterra Capital Holdings	87,230	2,004
Bank of the Ozarks #	48,240	1,508
Cardtronics*	84,060	2,207
Colonial Properties Trust	92,640	2,013
Education Realty Trust	129,310	1,402

	Shares	Value (000)
Kilroy Realty	63,200	$2,946
LaSalle Hotel Properties	82,040	2,309
MarketAxess Holdings	64,990	2,423
Signature Bank*	38,230	2,410
Tanger Factory Outlet Centers #	77,640	2,308
Texas Capital Bancshares*	68,450	2,370
Total Financials		23,900
Health care—18.7%
Air Methods*	18,090	1,578
Akorn*	183,236	2,144
Align Technology*	80,510	2,218
ARIAD Pharmaceuticals*	140,880	2,247
Bruker*	95,930	1,469
Catalyst Health Solutions*	29,290	1,867
Cepheid*	56,360	2,358
Cubist Pharmaceuticals*	66,240	2,865
Endologix*	59,480	871
HMS Holdings*	61,880	1,931
Idenix Pharmaceuticals* #	67,040	656
Incyte* #	76,400	1,474
Integra LifeSciences Holdings*	59,610	2,068
IPC The Hospitalist* #	39,850	1,471
Jazz Pharmaceuticals*	26,530	1,286
Medivation*	29,480	2,203
MEDNAX*	22,570	1,679
Molina Healthcare*	43,150	1,451
Onyx Pharmaceuticals*	62,720	2,363
PSS World Medical* #	63,000	1,596
Quality Systems #	75,390	3,297
Questcor Pharmaceuticals*	71,450	2,688
Salix Pharmaceuticals*	38,430	2,018
Sirona Dental Systems*	38,420	1,980
VCA Antech*	89,360	2,074
Vivus*	40,750	911
WellCare Health Plans*	40,350	2,900
Total Health care		51,663
Industrials—15.9%
Avis Budget Group*	201,180	2,847
Belden	53,660	2,034
Chart Industries*	33,860	2,483
Clean Harbors*	45,710	3,078
Colfax*	83,400	2,939
Copa Holdings, Cl A	39,820	3,154
Genesee & Wyoming, Cl A*	54,840	2,993

46 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
GrafTech International*	183,850	$2,195
Healthcare Services Group	89,630	1,906
Herman Miller	75,710	1,738
Hexcel* #	113,280	2,720
Old Dominion Freight Line*	52,930	2,523
Shaw Group*	64,390	2,042
Triumph Group	25,860	1,620
TrueBlue*	167,312	2,992
US Airways Group*	280,080	2,126
WESCO International*	36,310	2,371
Woodward	51,901	2,223
Total Industrials		43,984
Information technology—23.0%
Acme Packet* #	44,650	1,229
ADTRAN	53,810	1,678
Allot Communications* #	78,620	1,828
Ancestry.com* #	43,740	995
Anixter International*	40,430	2,932
Ariba*	51,140	1,673
Bankrate* #	77,120	1,909
BroadSoft* #	59,119	2,261
Cavium* #	90,270	2,793
CEVA* #	59,354	1,348
Cirrus Logic* #	148,190	3,527
Cognex	56,040	2,374
Concur Technologies* #	57,750	3,314
DealerTrack Holdings* #	72,490	2,193
Fairchild Semiconductor International*	142,670	2,097
Finisar*	141,300	2,847
Heartland Payment Systems	46,735	1,348
Kenexa*	68,940	2,154
MAXIMUS	40,190	1,634
NETGEAR*	75,070	2,868
OSI Systems*	22,042	1,351
Plexus*	49,330	1,726
Power Integrations #	60,370	2,241
QLIK Technologies* #	70,291	2,249
Sapient	216,670	2,697
Semtech*	92,120	2,622
Synchronoss Technologies* #	94,270	3,009
Teradyne*	138,460	2,339
Ultratech*	74,490	2,159
Total Information technology		63,395

	Shares	Value (000)
Materials—5.3%
Allied Nevada Gold* #	81,569	$2,653
Boise	249,630	2,050
Century Aluminum*	235,950	2,095
Chemtura*	135,840	2,307
Kraton Performance Polymers*	51,264	1,362
Louisiana-Pacific* #	276,882	2,589
Methanex	46,650	1,513
Total Materials		14,569
Telecommunication services—1.9%
AboveNet*	15,070	1,248
Aruba Networks* #	117,630	2,621
Cogent Communications Group* #	73,500	1,402
Total Telecommunication services		5,271
Total Common stock (Cost $220,927)**		273,020
Cash equivalent—19.5%
BlackRock TempCash Fund, Institutional Shares, 0.010%*** (1)	54,028,849	54,029
Total Cash equivalent (Cost $54,029)**		54,029
Total Investments—118.3% (Cost $274,956)**		$327,049

Percentages are based on Net Assets of $276,546.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  #  Security fully or partially on loan at March 31, 2012. The total value of securities on loan at March 31, 2012 was 52,112.** Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2012 was $53,858.**

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS

Schedule of investments

Turner Global Opportunities Fund

March 31, 2012

	Shares	Value (000)
Common stock—97.0%†
Consumer discretionary—14.8%
InterContinental Hotels Group	1,686	$39
Las Vegas Sands	1,200	69
Lululemon Athletica*	430	32
LVMH Moet Hennessy Louis Vuitton	339	58
Rakuten	50	53
Total Consumer discretionary		251
Consumer staples—8.0%
Remy Cointreau	820	83
Whole Foods Market	630	53
Total Consumer staples		136
Energy—7.8%
Alpha Natural Resources*	1,160	18
Anadarko Petroleum	470	37
BG Group	1,780	41
Cabot Oil & Gas	1,170	36
Total Energy		132
Financials—14.3%
AIA Group	24,772	91
CBRE Group*	2,810	56
Compartamos SAB de CV	36,150	41
DBS Group Holdings	4,810	54
Total Financials		242
Health care—7.8%
Alexion Pharmaceuticals*	950	88
Shire	1,350	44
Total Health care		132
Industrials—3.0%
Caterpillar	480	51
Total Industrials		51
Information technology—41.3%
Apple*	190	114
ARM Holdings ADR	1,680	48
ASML Holding, NY Shares	1,350	68
Broadcom, Cl A	2,060	81
F5 Networks*	450	61
Imagination Technologies Group*	8,610	94
LG Display*	1,363	32

	Shares	Value (000)
Qualcomm	1,080	$73
Salesforce.com*	370	57
SanDisk*	1,440	71
Total Information technology		699
Total Common stock (Cost $1,254)**		1,643
Cash equivalent—2.8%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	48,226	48
Total Cash equivalent (Cost $48)**		48
Total Investments—99.9% (Cost $1,302)**		$1,691

Percentages are based on Net Assets of $1,693.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

Country Allocation as of 3/31/12††
United States	55.9%
United Kingdom	13.1
France	8.4
Hong Kong	5.4
Netherlands	4.0
Singapore	3.2
Japan	3.1
Jersey	2.6
Mexico	2.4
Republic of Korea (South)	1.9
Total	100.0%

  ††  Percentages are based on total investments.

48 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner International Growth Fund

March 31, 2012

	Shares	Value (000)
Common stock—95.4%
Consumer discretionary—10.2%
Honda Motor	8,480	$322
Hyundai Motor	890	183
InterContinental Hotels Group	11,762	273
Lululemon Athletica*	3,840	287
LVMH Moet Hennessy Louis Vuitton	1,359	234
Rakuten	250	262
Sands China	37,544	147
Total Consumer discretionary		1,708
Consumer staples—16.1%
Almacenes Exito SA	7,469	106
British American Tobacco	6,390	322
Companhia de Bebidas das Americas ADR, Preferred Shares	3,930	162
Diageo	11,840	285
FamilyMart	5,850	247
Golden Eagle Retail Group	40,100	103
Japan Tobacco	30	169
Nestle	6,498	409
Remy Cointreau	2,560	260
SABMiller	6,431	258
Shoprite Holdings	6,669	120
Unilever NV	7,640	260
Total Consumer staples		2,701
Energy—6.0%
BG Group	11,620	269
Enbridge	6,550	255
Harum Energy	170,660	152
Petroleum Geo-Services*	10,790	158
Suncor Energy	5,120	167
Total Energy		1,001
Financials—8.2%
AIA Group	59,189	217
China Construction Bank, H Shares	107,900	83
Compartamos SAB de CV	77,150	88
DBS Group Holdings	8,520	96
Lloyds Banking Group*	218,483	118
Mitsui Fudosan	5,110	98
Sberbank of Russia ADR*	8,590	110

	Shares	Value (000)
Standard Chartered	9,190	$229
Tokio Marine Holdings	5,570	153
UBS*	13,070	183
Total Financials		1,375
Health care—9.4%
Astellas Pharma	3,760	155
Covidien	4,380	240
GlaxoSmithKline	9,270	207
ICON SP ADR*	4,920	104
Novo Nordisk, Cl B	1,400	194
Roche Holding	1,880	327
Shire	4,360	141
SXC Health Solutions*	2,820	211
Total Health care		1,579
Industrials—18.5%
Canadian Pacific Railway	2,090	159
Copa Holdings, Cl A	2,470	196
Embraer ADR	4,590	147
European Aeronautic Defence & Space	5,204	213
Experian	14,701	229
FANUC	1,320	234
GEA Group	6,260	216
Komatsu	9,060	258
Rolls-Royce Holdings	18,220	237
Sandvik AB	11,266	163
Schneider Electric SA	3,740	244
Siemens	2,720	274
Tullow Oil	8,620	210
Wolseley	5,654	215
Yuexiu Transport Infrastructure	212,890	106
Total Industrials		3,101
Information technology—10.9%
Acer	51,673	69
ARM Holdings	22,700	215
ASML Holding, NY Shares	5,750	287
Avago Technologies	6,250	244
Canon	5,470	259
Check Point Software Technologies*	3,860	246
Imagination Technologies Group*	20,470	224
Samsung Electronics	250	281
Total Information technology		1,825

TURNER FUNDS 2012 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS

Schedule of investments

Turner International Growth Fund

	Shares	Value (000)
Materials—14.5%
BASF SE	3,160	$276
BHP Billiton PLC	7,380	225
BHP Billiton, Ltd.	7,210	258
Goldcorp	4,230	191
Linde	1,540	276
New Gold*	9,360	93
Potash Corp. of Saskatchewan	5,563	254
Rexam	39,750	272
Rio Tinto PLC	3,260	180
Rio Tinto, Ltd.	2,520	171
Silver Wheaton	2,780	92
YAMATO KOGYO	4,740	138
Total Materials		2,426
Telecommunication services—0.9%
Tim Participacoes*	25,045	159
Total Telecommunication services		159
Utilities—0.7%
Empresa Nacional de Electricidad	67,210	121
Total Utilities		121
Total Common stock (Cost $14,404)**		15,996
Cash equivalent—4.2%
BlackRock TempCash Fund, Institutional Shares, 0.010%***	710,881	711
Total Cash equivalent (Cost $711)**		711
Total Investments—99.6% (Cost $15,115)**		$16,707

Percentages are based on Net Assets of $16,770.**

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 31, 2012.

ADR — American Depositary Receipt

Cl — Class

NY — New York

PLC — Public Liability Co.

The accompanying notes are an integral part of the financial statements.

Country Allocation as of 3/31/12†
United Kingdom	21.1%
Japan	13.7
Canada	8.5
Germany	6.2
United States	6.0
Switzerland	5.5
Netherlands	4.6
France	4.4
Jersey	3.5
Brazil	2.8
Republic of Korea (South)	2.8
Australia	2.6
Ireland (Republic of)	2.1
Singapore	2.0
Hong Kong	1.9
Cayman Islands	1.5
Israel	1.5
Panama	1.2
Denmark	1.2
Sweden	1.0
Norway	0.9
Indonesia	0.9
Chile	0.7
South Africa	0.7
Russian Federation	0.7
Colombia	0.6
Mexico	0.5
China	0.5
Taiwan	0.4
Total	100.0%

  †  Percentages are based on total investments.

50 TURNER FUNDS 2012 SEMIANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2012 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 31, 2012

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund
Assets:
Investment securities, at cost	$50,611		$74,546	$734,740
Investment securities, at value	$50,951		$76,486	$767,292
Deposits with brokers for securities sold short	50,221		35,417	477,785
Deposits with brokers for options	—		—	166,600
Cash	—		—	34
Receivable for investment securities sold	14,069		14,115	134,807
Receivable for capital shares sold	826		327	14,198
Prepaid expenses	22		22	51
Receivable for dividend income	10		87	451
Reclaim receivable	—		—	15
Total assets	116,099		126,454	1,561,233
Liabilities:
Securities sold short, at proceeds	46,462		28,299	470,696
Written options, premiums received	—		—	388
Securities sold short, at value	46,551		28,614	471,093
Written options, at value	—		—	325
Foreign currency overdrafts, at value	—		—	994
Payable for investment securities purchased	13,846		16,856	127,797
Obligation to return securities lending collateral	—		—	—
Payable for capital shares redeemed	12		76	15,084
Dividends payable on securities sold short (Note 2)	—		1	77
Broker fees and charges on short sales payable	6		15	226
Payable due to investment adviser	49		80	870
Payable due to administrator	4		8	92
Payable due to shareholder servicing	1		5	39
Payable due to distributor	—		2	9
Payable due to transfer agent	1		5	41
Payable due to custodian	2		6	28
Other accrued expenses	3		18	120
Total liabilities	60,475		45,686	616,795
Net assets	$55,624		$80,768	$944,438
*Includes market value of securities on loan	$—		$—	$—
Net assets:
Portfolio capital	$56,280		$82,350	$959,010
Undistributed net investment income (distributions in excess of investment income)	(149)		(590)	(5,594)
Accumulated net realized loss from investments, securities sold short, written options and foreign currency transactions	(758)		(2,614)	(41,185)
Net unrealized appreciation on investments, securities sold short, written options, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	251		1,622	32,207
Net assets	$55,624		$80,768	$944,438
Outstanding shares of beneficial interest Institutional Class Shares (1)	4,672		6,188	68,296
Outstanding shares of beneficial interest Investor Class Shares (1)	703		1,374	15,175
Outstanding shares of beneficial interest Class C Shares (1)	13		355	1,236
Net assets — Institutional Class Shares	$48,260		$63,178	$762,792
Net assets — Investor Class Shares	$7,233		$14,003	$168,180
Net assets — Class C Shares	$131		$3,587	$13,466
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.33		$10.21	$11.17
Net asset value, offering and redemption price per share — Investor Class Shares	$10.30	†	$10.19	$11.08
Net asset value, offering and redemption price per share — Class C Shares	$10.21	†	$10.11 †	$10.89

(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

52 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

	Turner Titan Fund		Turner All Cap Growth Fund	Turner Concentrated Growth Fund
Assets:
Investment securities, at cost	$18,062		$27,358	$37,897
Investment securities, at value	$19,416		$32,686 *	$44,061
Deposits with brokers for securities sold short	13,785		—	—
Deposits with brokers for options	—		—	—
Cash	—		—	—
Receivable for investment securities sold	2,869		—	—
Receivable for capital shares sold	102		24	24
Prepaid expenses	19		4	5
Receivable for dividend income	14		—	16
Reclaim receivable	—		—	—
Total assets	36,205		32,714	44,106
Liabilities:
Securities sold short, at proceeds	11,220		—	—
Written options, premiums received	—		—	—
Securities sold short, at value	11,327		—	—
Written options, at value	—		—	—
Foreign currency overdrafts, at value	—		—	—
Payable for investment securities purchased	1,516		—	—
Obligation to return securities lending collateral	—		76	—
Payable for capital shares redeemed	11		—	31
Dividends payable on securities sold short (Note 2)	1		—	—
Broker fees and charges on short sales payable	2		—	—
Payable due to investment adviser	20		10	17
Payable due to administrator	2		3	4
Payable due to shareholder servicing	1		4	5
Payable due to distributor	—		—	—
Payable due to transfer agent	1		6	6
Payable due to custodian	7		4	5
Other accrued expenses	6		10	16
Total liabilities	12,894		113	84
Net assets	$23,311		$32,601	$44,022
*Includes market value of securities on loan	$—		$75	$—
Net assets:
Portfolio capital	$22,713		$39,617	$60,235
Undistributed net investment income (distributions in excess of investment income)	(115)		(140)	(70)
Accumulated net realized loss from investments, securities sold short, written options and foreign currency transactions	(534)		(12,204)	(22,307)
Net unrealized appreciation on investments, securities sold short, written options, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1,247		5,328	6,164
Net assets	$23,311		$32,601	$44,022
Outstanding shares of beneficial interest Institutional Class Shares (1)	1,796		—	—
Outstanding shares of beneficial interest Investor Class Shares (1)	435		3,465	5,443
Outstanding shares of beneficial interest Class C Shares (1)	11		—	—
Net assets — Institutional Class Shares	$18,681		$—	$—
Net assets — Investor Class Shares	$4,513		$32,601	$44,022
Net assets — Class C Shares	$117		$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.40		$—	$—
Net asset value, offering and redemption price per share — Investor Class Shares	$10.38	†	$9.41	$8.09
Net asset value, offering and redemption price per share — Class C Shares	$10.29	†	$—	$—

TURNER FUNDS 2012 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 31, 2012

	Turner Emerging Growth Fund		Turner Large Growth Fund		Turner Midcap Growth Fund
Assets:
Investment securities, at cost	$215,673		$374,219		$702,167
Investment securities, at value	$301,828	*	$447,220	*	$868,368	*
Foreign currency, at value	—		—		—
Receivable for investment securities sold	430		3,078		4,773
Receivable for capital shares sold	317		330		609
Prepaid expenses	28		33		36
Receivable for dividend income	102		379		269
Receivable from investment adviser	—		—		—
Reclaim receivable	—		—		—
Total assets	302,705		451,040		874,055
Liabilities:
Cash overdraft	—		—		4,138
Payable for investment securities purchased	2,058		8,383		—
Obligation to return securities lending collateral	40,208		7,988		56,218
Payable for capital shares redeemed	163		7,168		643
Payable due to investment adviser	200		137		502
Payable due to administrator	25		43		80
Payable due to shareholder servicing	23		13		48
Payable due to distributor	—		—		1
Payable due to transfer agent	31		45		82
Payable due to custodian	12		12		16
Other accrued expenses	133		154		306
Total liabilities	42,853		23,943		62,034
Net assets	$259,852		$427,097		$812,021
*Includes market value of securities on loan	$39,297		$7,937		$55,059
Net assets:
Portfolio capital	$164,907		$472,705		$679,904
Undistributed net investment income (distributions in excess of net investment income)	(982)		95		(1,263)
Accumulated net realized gain (loss) from investments and foreign currency transactions	9,772		(118,704)		(32,821)
Net unrealized appreciation on investments, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	86,155		73,001		166,201
Net assets	$259,852		$427,097		$812,021
Outstanding shares of beneficial interest Institutional Class Shares (1)	1,394		28,081		8,052
Outstanding shares of beneficial interest Investor Class Shares (1)	3,171		4,242		13,638
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—		144
Net assets — Institutional Class Shares	$79,786		$371,450		$301,301
Net assets — Investor Class Shares	$180,066		$55,647		$505,657
Net assets — Retirement Class Shares	$—		$—		$5,063
Net asset value, offering and redemption price per share — Institutional Class Shares	$57.23	†	$13.23		$37.42
Net asset value, offering and redemption price per share — Investor Class Shares	$56.79		$13.12		$37.08
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—		$35.23	†

(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

	Turner Small Cap Growth Fund		Turner Global Opportunities Fund		Turner International Growth Fund
Assets:
Investment securities, at cost	$274,956		$1,302		$15,115
Investment securities, at value	$327,049	*	$1,691		$16,707
Foreign currency, at value	—		—		4
Receivable for investment securities sold	3,992		—		—
Receivable for capital shares sold	158		—		20
Prepaid expenses	17		3		15
Receivable for dividend income	80		1		51
Receivable from investment adviser	—		3		—
Reclaim receivable	—		—		11
Total assets	331,296		1,698		16,808
Liabilities:
Cash overdraft	—		—		—
Payable for investment securities purchased	402		—		—
Obligation to return securities lending collateral	53,858		—		—
Payable for capital shares redeemed	62		—		—
Payable due to investment adviser	258		—		4
Payable due to administrator	27		—		2
Payable due to shareholder servicing	14		—		1
Payable due to distributor	—		—		—
Payable due to transfer agent	23		—		2
Payable due to custodian	15		2		17
Other accrued expenses	91		3		12
Total liabilities	54,750		5		38
Net assets	$276,546		$1,693		$16,770
*Includes market value of securities on loan	$52,112		$—		$—
Net assets:
Portfolio capital	$225,227		$1,298		$16,412
Undistributed net investment income (distributions in excess of net investment income)	(1,054)		(8)		32
Accumulated net realized gain (loss) from investments and foreign currency transactions	280		14		(1,266)
Net unrealized appreciation on investments, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	52,093		389		1,592
Net assets	$276,546		$1,693		$16,770
Outstanding shares of beneficial interest Institutional Class Shares (1)	—		82		746
Outstanding shares of beneficial interest Investor Class Shares (1)	7,656		39		763
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—		—
Net assets — Institutional Class Shares	$—		$1,152		$8,316
Net assets — Investor Class Shares	$276,546		$541		$8,454
Net assets — Retirement Class Shares	$—		$—		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$—		$14.02	†	$11.14	†
Net asset value, offering and redemption price per share — Investor Class Shares	$36.13	†	$13.94	†	$11.08
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—		$—
TURNER FUNDS 2012 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund
	period ended 3/31/12	period ended 3/31/12	period ended 3/31/12
Investment income:
Dividend	$111	$160	$2,318
Interest	—	1	—
Securities lending	—	—	—
Foreign taxes withheld	—	(4)	(38)
Total investment income	111	157	2,280
Expenses:
Investment advisory fees	197	559	5,817
Administrator fees	19	53	556
Shareholder service fees (1)	5	21	213
Shareholder service fees (2)	—	4	16
Distribution fees (2)	—	11	49
Accounting agent fees	3	6	8
Dividend expense	31	4	521
Broker fees and charges on short sales	29	63	1,363
Custodian fees	8	9	56
Transfer agent fees	5	17	147
Registration fees	27	29	57
Professional fees	2	8	65
Trustees' fees	1	5	36
Other fees	6	15	130
Total expenses	333	804	9,034
Less:
Investment advisory fee waiver	(73)	(78)	(1,540)
Shareholder services fee waiver	(1)	—	—
Net expenses	259	726	7,494
Net investment loss	(148)	(569)	(5,214)
Net realized gain (loss) from securities sold	3,598	1,738	62,170
Net realized gain (loss) from securities sold short	(3,860)	(3,169)	(68,736)
Net realized gain (loss) on written options contracts	—	—	307
Net realized gain (loss) on foreign currency transactions	(5)	—	(92)
Net change in unrealized appreciation (depreciation) on investments	673	2,139	49,711
Net change in unrealized appreciation (depreciation) on securities sold short	(629)	(1,270)	(25,115)
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	63
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	1	(3)
Net realized and unrealized gain (loss) from investments, options and foreign currencies	(223)	(561)	18,305
Net increase (decrease) in net assets resulting from operations	$(371)	$(1,130)	$13,091

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

56 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

	Turner Titan Fund	Turner All Cap Growth Fund	Turner Concentrated Growth Fund
	period ended 3/31/12	period ended 3/31/12	period ended 3/31/12
Investment income:
Dividend	$64	$48	$114
Interest	—	—	—
Securities lending	—	3	3
Foreign taxes withheld	—	—	(1)
Total investment income	64	51	116
Expenses:
Investment advisory fees	137	156	146
Administrator fees	13	22	30
Shareholder service fees (1)	6	39	—
Shareholder service fees (2)	—	—	52
Distribution fees (2)	—	—	—
Accounting agent fees	6	2	2
Dividend expense	5	—	—
Broker fees and charges on short sales	19	—	—
Custodian fees	10	6	6
Transfer agent fees	4	18	16
Registration fees	27	9	10
Professional fees	2	5	5
Trustees' fees	1	2	3
Other fees	3	10	14
Total expenses	233	269	284
Less:
Investment advisory fee waiver	(54)	(71)	(73)
Shareholder services fee waiver	—	(4)	(11)
Net expenses	179	194	200
Net investment loss	(115)	(143)	(84)
Net realized gain (loss) from securities sold	1,582	1,353	5,600
Net realized gain (loss) from securities sold short	(1,299)
Net realized gain (loss) on written options contracts	—	—	—
Net realized gain (loss) on foreign currency transactions	(1)	—	—
Net change in unrealized appreciation (depreciation) on investments	1708	5,232	4,095
Net change in unrealized appreciation (depreciation) on securities sold short	(595)	—	—
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—
Net realized and unrealized gain (loss) from investments, options and foreign currencies	1,395	6,585	9,695
Net increase (decrease) in net assets resulting from operations	$1,280	$6,442	$9,611

TURNER FUNDS 2012 SEMIANNUAL REPORT 57

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Emerging Growth Fund	Turner Large Growth Fund	Turner Midcap Growth Fund
	period ended 3/31/12	period ended 3/31/12	period ended 3/31/12
Investment income:
Dividend	$581	$1,724	$2,828
Securities lending	130	23	105
Foreign taxes withheld	—	(6)	(1)
Total investment income	711	1,741	2,932
Expenses:
Investment advisory fees	1,248	1,404	2,927
Administrator fees	179	336	560
Shareholder service fees (1)	218	76	620
Shareholder service fees (2)	—	—	6
Distribution fees (2)	—	—	6
Accounting agent fees	2	2	2
Custodian fees	11	15	18
Transfer agent fees	63	120	190
Registration fees	21	31	45
Professional fees	46	65	108
Trustees' fees	17	31	49
Insurance and other fees	91	126	215
Total expenses before reductions	1,896	2,206	4,746
Less:
Investment advisory fee waiver	(229)	(507)	(426)
Shareholder services fee waiver	(15)	(11)	(61)
Reimbursements of other operating expenses	—	—	—
Net expenses	1,652	1,688	4,259
Net investment income (loss)	(941)	53	(1,327)
Net realized gain (loss) from securities sold	20,520	61,700	61,501
Net realized gain (loss) on foreign currency transactions	—	—	—
Net change in unrealized appreciation (depreciation) on investments	34,834	46,935	99,001
Net realized and unrealized gain (loss) from investments, options and foreign currencies	55,354	108,635	160,502
Net increase (decrease) in net assets resulting from operations	$54,413	$108,688	$159,175

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

58 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

	Turner Small Cap Growth Fund	Turner Global Opportunities Fund	Turner International Growth Fund
	period ended 3/31/12	period ended 3/31/12	period ended 3/31/12
Investment income:
Dividend	$396	$3	$128
Securities lending	200	—	—
Foreign taxes withheld	—	—	(13)
Total investment income	596	3	115
Expenses:
Investment advisory fees	1,319	6	56
Administrator fees	189	1	9
Shareholder service fees (1)	329	1	8
Shareholder service fees (2)	—	—	—
Distribution fees (2)	—	—	—
Accounting agent fees	2	8	15
Custodian fees	17	3	24
Transfer agent fees	54	1	4
Registration fees	13	13	14
Professional fees	34	—	2
Trustees' fees	16	—	1
Insurance and other fees	64	—	4
Total expenses before reductions	2,037	33	137
Less:
Investment advisory fee waiver	(313)	(6)	(55)
Shareholder services fee waiver	(74)	—	(1)
Reimbursements of other operating expenses	—	(18)	—
Net expenses	1,650	9	81
Net investment income (loss)	(1,054)	(6)	34
Net realized gain (loss) from securities sold	10,277	23	(498)
Net realized gain (loss) on foreign currency transactions	—	—	(9)
Net change in unrealized appreciation (depreciation) on investments	57,577	345	2,896
Net realized and unrealized gain (loss) from investments, options and foreign currencies	67,854	368	2,389
Net increase (decrease) in net assets resulting from operations	$66,800	$362	$2,423

TURNER FUNDS 2012 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund
	period ended 3/31/12 (unaudited)	2/7/11(1) thru 9/30/11	period ended 3/31/12 (unaudited)	2/7/11(1) thru 9/30/11
Investment activities:
Net investment loss	$(148)	$(50)	$(569)	$(331)
Net realized gain (loss) from securities sold and securities sold short	(262)	11	(1,431)	(1,016)
Net realized gain (loss) on written options contracts	—	—	—	—
Net realized gain (loss) on foreign currency transactions	(5)	—	—	(1)
Net change in unrealized appreciation (depreciation) on investments and securities sold short	44	207	869	756
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation	—	—	1	(4)
Net increase (decrease) in net assets resulting from operations	(371)	168	(1,130)	(596)
Dividends and distributions to shareholders:
Realized capital gains
Institutional Class Shares	(394)	—	—	—
Investor Class Shares	(67)	—	—	—
Class C Shares	—	—	—	—
Total dividends and distributions	(461)	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	43,819	8,554	36,177	54,974
Proceeds from shares issued in lieu of cash distributions	385	—	—	—
Cost of shares redeemed	(3,946)	(14)	(17,389)	(9,281)
Net increase in net assets from Institutional Class Shares transactions	40,258	8,540	18,788	45,693
Investor Class Shares
Proceeds from shares issued	5,697	4,072	15,549	13,724
Proceeds from shares issued in lieu of cash distributions	67	—	—	—
Cost of shares redeemed	(1,611)	(867)	(14,008)	(911)
Net increase in net assets from Investor Class Shares transactions	4,153	3,205	1,541	12,813
Class C Shares
Proceeds from shares issued	132	—	1,616	2,283
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	—	—	(136)	(104)
Net increase in net assets from Class C Shares transactions	132	—	1,480	2,179
Net increase in net assets from capital share transactions	44,543	11,745	21,809	60,685
Total increase in net assets	43,711	11,913	20,679	60,089
Net assets:
Beginning of period	11,913	—	60,089	—
End of period	$55,624	$11,913	$80,768	$60,089
Accumulated net investment loss	$(149)	$(1)	$(590)	$(21)
Shares issued and redeemed:
Institutional Class Shares
Issued	4,186	825	3,526	5,247
Issued in lieu of cash distributions	38	—	—	—
Redeemed	(376)	(1)	(1,699)	(886)
Net increase in Institutional Class Shares	3,848	824	1,827	4,361
Investor Class Shares
Issued	542	390	1,512	1,322
Issued in lieu of cash distributions	7	—	—	—
Redeemed	(154)	(83)	(1,373)	(87)
Net increase in Investor Class Shares	395	307	139	1,235
Class C Shares
Issued	13	—	159	220
Issued in lieu of cash distributions	—	—	—	—
Redeemed	—	—	(14)	(10)
Net increase in Class C Shares	13	—	145	210
Net increase in share transactions	4,256	1,131	2,111	5,806

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

60 TURNER FUNDS 2012 SEMIANNUAL REPORT

	Turner Spectrum Fund		Turner Titan Fund
	period ended 3/31/12 (unaudited)	year ended 9/30/11	period ended 3/31/12 (unaudited)	2/7/11(1) thru 9/30/11
Investment activities:
Net investment loss	$(5,214)	$(5,836)	$(115)	$(68)
Net realized gain (loss) from securities sold and securities sold short	(6,566)	17,230	283	(607)
Net realized gain (loss) on written options contracts	307	(6,481)	—	—
Net realized gain (loss) on foreign currency transactions	(92)	110	(1)	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	24,596	642	1,113	134
Net change in unrealized appreciation (depreciation) on written options contracts	63	56	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation	(3)	(9)	—	—
Net increase (decrease) in net assets resulting from operations	13,091	5,712	1,280	(541)
Dividends and distributions to shareholders:
Realized capital gains
Institutional Class Shares	(22,293)	—	(110)	—
Investor Class Shares	(7,313)	—	(39)	—
Class C Shares	(553)	—	(1)	—
Total dividends and distributions	(30,159)	—	(150)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	434,534	326,173	7,137	12,002
Proceeds from shares issued in lieu of cash distributions	19,084	—	109	—
Cost of shares redeemed	(127,370)	(62,344)	(811)	(154)
Net increase in net assets from Institutional Class Shares transactions	326,248	263,829	6,435	11,848
Investor Class Shares
Proceeds from shares issued	54,137	140,625	4,648	2,777
Proceeds from shares issued in lieu of cash distributions	7,036	—	40	—
Cost of shares redeemed	(49,732)	(31,909)	(3,141)	—
Net increase in net assets from Investor Class Shares transactions	11,441	108,716	1,547	2,777
Class C Shares
Proceeds from shares issued	2,540	6,802	83	31
Proceeds from shares issued in lieu of cash distributions	493	—	1	—
Cost of shares redeemed	(1,649)	(1,682)	—	—
Net increase in net assets from Class C Shares transactions	1,384	5,120	84	31
Net increase in net assets from capital share transactions	339,073	377,665	8,066	14,656
Total increase in net assets	322,005	383,377	9,196	14,115
Net assets:
Beginning of period	622,433	239,056	14,115	—
End of period	$944,438	$622,433	$23,311	$14,115
Accumulated net investment loss	$(5,594)	$(380)	$(115)	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	38,682	27,953	702	1,179
Issued in lieu of cash distributions	1,757	—	11	—
Redeemed	(11,327)	(5,366)	(81)	(15)
Net increase in Institutional Class Shares	29,112	22,587	632	1,164
Investor Class Shares
Issued	4,811	12,099	468	278
Issued in lieu of cash distributions	652	—	4	—
Redeemed	(4,476)	(2,770)	(315)	—
Net increase in Investor Class Shares	987	9,329	157	278
Class C Shares
Issued	230	588	8	3
Issued in lieu of cash distributions	46	—	—	—
Redeemed	(151)	(146)	—	—
Net increase in Class C Shares	125	442	8	3
Net increase in share transactions	30,224	32,358	797	1,445

TURNER FUNDS 2012 SEMIANNUAL REPORT 61

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner All Cap Growth Fund		Turner Concentrated Growth Fund
	period ended 3/31/12 (unaudited)	year ended 9/30/11	period ended 3/31/12 (unaudited)	year ended 9/30/11
Investment activities:
Net investment income (loss)	$(143)	$(557)	$(84)	$(645)
Net realized gain from securities sold and securities sold short	1,353	7,305	5,600	5,557
Net change in unrealized appreciation (depreciation) from investments and securities sold short	5,232	(6,586)	4,095	(5,758)
Net increase (decrease) in net assets resulting from operations	6,442	162	9,611	(846)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—
Total dividends and distributions	—	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—	—	—
Proceeds from Fund acquisition (Note 14)	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	—	—	—	—
Investor Class Shares
Proceeds from shares issued	4,164	46,094	4,420	15,634
Proceeds from Fund acquisition (Note 14)	—	—	—	—
Cost of shares redeemed	(11,058)	(36,430)	(8,948)	(18,773)
Net increase (decrease) in net assets from Investor Class Shares transactions	(6,894)	9,664	(4,528)	(3,139)
Net increase (decrease) in net assets from capital share transactions	(6,894)	9,664	(4,528)	(3,139)
Total increase (decrease) in net assets	(452)	9,826	5,083	(3,985)
Net assets:
Beginning of period	33,053	23,227	38,939	42,924
End of period	$32,601	$33,053	$44,022	$38,939
Undistributed net investment income (accumulated net investment income)	$(140)	$3	$(70)	$14
Shares issued and redeemed:
Institutional Class Shares
Issued	—	—	—	—
Shares from Fund acquisition (Note 14)	—	—	—	—
Issued in lieu of cash distributions	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease) in Institutional Class Shares	—	—	—	—
Investor Class Shares
Issued	479	5,106	616	2,038
Shares from Fund acquisition (Note 14)	—	—	—	—
Redeemed	(1,321)	(4,102)	(1,237)	(2,445)
Net increase (decrease) in Investor Class Shares	(842)	1,004	(621)	(407)
Net increase (decrease) in share transactions	(842)	1,004	(621)	(407)

†  Includes realized gains, losses, or redemptions as a result of in-kind transactions (see Note 13 in Notes to Financial Statements).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

62 TURNER FUNDS 2012 SEMIANNUAL REPORT

	Turner Emerging Growth Fund		Turner Large Growth Fund
	period ended 3/31/12 (unaudited)	year ended 9/30/11	period ended 3/31/12 (unaudited)	year ended 9/30/11
Investment activities:
Net investment income (loss)	$(941)	$(4,513)	$53	$(469)
Net realized gain from securities sold and securities sold short	20,520	111,565 †	61,700	100,361
Net change in unrealized appreciation (depreciation) from investments and securities sold short	34,834	(54,358)	46,935	(106,427)
Net increase (decrease) in net assets resulting from operations	54,413	52,694	108,688	(6,635)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	(671)
Total dividends and distributions	—	—	—	(671)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	4,915	83,629	30,844	87,009
Proceeds from Fund acquisition (Note 14)	—	—	—	140,366
Proceeds from shares issued in lieu of cash distributions	—	—	—	612
Cost of shares redeemed	(8,510)	(330,208)†	(136,525)	(209,772)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(3,595)	(246,579)	(105,681)	18,215
Investor Class Shares
Proceeds from shares issued	20,747	37,791	4,948	21,626
Proceeds from Fund acquisition (Note 14)	—	—	—	1,518
Cost of shares redeemed	(37,875)	(71,012)	(19,855)	(136,556)
Net increase (decrease) in net assets from Investor Class Shares transactions	(17,128)	(33,221)	(14,907)	(113,412)
Net increase (decrease) in net assets from capital share transactions	(20,723)	(279,800)	(120,588)	(95,197)
Total increase (decrease) in net assets	33,690	(227,106)	(11,900)	(102,403)
Net assets:
Beginning of period	226,162	453,268	438,997	541,400
End of period	$259,852	$226,162	$427,097	$438,997
Undistributed net investment income (accumulated net investment income)	$(982)	$(41)	$95	$42
Shares issued and redeemed:
Institutional Class Shares
Issued	92	1,614	2,635	7,643
Shares from Fund acquisition (Note 14)	—	—	—	10,966
Issued in lieu of cash distributions	—	—	—	51
Redeemed	(161)	(6,655)†	(10,976)	(18,016)
Net increase (decrease) in Institutional Class Shares	(69)	(5,041)	(8,341)	644
Investor Class Shares
Issued	398	729	415	1,406
Shares from Fund acquisition (Note 14)	—	—	—	119
Redeemed	(721)	(1,411)	(1,609)	(11,700)
Net increase (decrease) in Investor Class Shares	(323)	(682)	(1,194)	(10,175)
Net increase (decrease) in share transactions	(392)	(5,723)	(9,535)	(9,531)

TURNER FUNDS 2012 SEMIANNUAL REPORT 63

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund		Turner Small Cap Growth Fund
	period ended 3/31/12 (unaudited)	year ended 9/30/11	period ended 3/31/12 (unaudited)	year ended 9/30/11
Investment activities:
Net investment income (loss)	$(1,327)	$(3,356)	$(1,054)	$(2,429)
Net realized gain (loss) from securities sold	61,501	268,940	10,277	60,910
Net realized gain (loss) on foreign currency transactions	—	1	—	—
Net change in unrealized appreciation (depreciation) on investments	99,001	(194,104)	57,577	(70,484)
Net increase (decrease) in net assets resulting from operations	159,175	71,481	66,800	(12,003)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—
Realized capital gains
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—
Total dividends and distributions	—	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	35,913	172,552	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	(36,841)	(76,894)	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	(928)	95,658	—	—
Investor Class Shares
Proceeds from shares issued	59,020	221,546	21,185	120,040
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	(126,110)	(587,846)	(41,358)	(153,043)
Net increase (decrease) in net assets from Investor Class Shares transactions	(67,090)	(366,300)	(20,173)	(33,003)
Retirement Class Shares
Proceeds from shares issued	528	1,745	—	—
Cost of shares redeemed	(402)	(2,541)	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	126	(796)	—	—
Net increase (decrease) in net assets from capital share transactions	(67,892)	(271,438)	(20,173)	(33,003)
Total increase (decrease) in net assets	91,283	(199,957)	46,627	(45,006)
Net assets:
Beginning of period	720,738	920,695	229,919	274,925
End of period	$812,021	$720,738	$276,546	$229,919
Undistributed net investment income (accumulated net investment income)	$(1,263)	$64	$(1,054)	$—
Shares issued and redeemed:
Institutional Class Shares
Issued	1,052	4,733	—	—
Issued in lieu of cash distributions	—	—	—	—
Redeemed	(1,071)	(2,179)	—	—
Net increase (decrease) in Institutional Class Shares	(19)	2,554	—	—
Investor Class Shares
Issued	1,721	6,010	636	3,352
Issued in lieu of cash distributions	—	—	—	—
Redeemed	(3,707)	(15,652)	(1,241)	(4,580)
Net increase (decrease) in Investor Class Shares	(1,986)	(9,642)	(605)	(1,228)
Retirement Class Shares
Issued	17	50	—	—
Redeemed	(10)	(72)	—	—
Net increase (decrease) in Retirement Class Shares	7	(22)	—	—
Net increase (decrease) in share transactions	(1,998)	(7,110)	(605)	(1,228)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

64 TURNER FUNDS 2012 SEMIANNUAL REPORT

	Turner Global Opportunities Fund		Turner International Growth Fund
	period ended 3/31/12 (unaudited)	year ended 9/30/11	period ended 3/31/12 (unaudited)	year ended 9/30/11
Investment activities:
Net investment income (loss)	$(6)	$(6)	$34	$52
Net realized gain (loss) from securities sold	23	82	(498)	469
Net realized gain (loss) on foreign currency transactions	—	(3)	(9)	(46)
Net change in unrealized appreciation (depreciation) on investments	345	(115)	2,896	(2,125)
Net increase (decrease) in net assets resulting from operations	362	(42)	2,423	(1,650)
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	(48)
Investor Class Shares	—	—	—	(1)
Realized capital gains
Institutional Class Shares	(28)	—	—	—
Investor Class Shares	(14)	—	—	—
Total dividends and distributions	(42)	—	—	(49)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	418	1,033	1,511
Proceeds from shares issued in lieu of cash distributions	28	—	—	48
Cost of shares redeemed	(2)	(717)	(12)	(141)
Net increase (decrease) in net assets from Institutional Class Shares transactions	26	(299)	1,021	1,418
Investor Class Shares
Proceeds from shares issued	21	973	3,381	6,586
Proceeds from shares issued in lieu of cash distributions	14	—	—	1
Cost of shares redeemed	(76)	(397)	(979)	(511)
Net increase (decrease) in net assets from Investor Class Shares transactions	(41)	576	2,402	6,076
Retirement Class Shares
Proceeds from shares issued	—	—	—	—
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(15)	277	3,423	7,494
Total increase (decrease) in net assets	305	235	5,846	5,795
Net assets:
Beginning of period	1,388	1,153	10,924	5,129
End of period	$1,693	$1,388	$16,770	$10,924
Undistributed net investment income (accumulated net investment income)	$(8)	$(2)	$32	$(2)
Shares issued and redeemed:
Institutional Class Shares
Issued	—	31	94	127
Issued in lieu of cash distributions	2	—	—	6
Redeemed	—	(51)	(1)	(13)
Net increase (decrease) in Institutional Class Shares	2	(20)	93	120
Investor Class Shares
Issued	2	71	320	572
Issued in lieu of cash distributions	1	—	—	—
Redeemed	(6)	(29)	(93)	(48)
Net increase (decrease) in Investor Class Shares	(3)	42	227	524
Retirement Class Shares
Issued	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease) in Retirement Class Shares	—	—	—	—
Net increase (decrease) in share transactions	(1)	22	320	644

TURNER FUNDS 2012 SEMIANNUAL REPORT 65

FINANCIAL STATEMENTS

Statements of cash flows (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund
	period ended 3/31/12	period ended 3/31/12
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(371)	$(1,130)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of long-term portfolio investments	(195,613)	(146,257)
Proceeds from sales of long-term portfolio investments	162,263	116,399
Purchases of short-term portfolio investments	(65,280)	(67,853)
Proceeds from sales of short-term investments	61,524	72,714
Payments to cover securities sold short	(177,772)	(124,150)
Proceeds from securities sold short	211,074	133,214
Realized loss from securities sold and securities sold short	262	1,431
Change in unrealized (appreciation) depreciation on investments	(673)	(2,139)
Change in unrealized (appreciation) depreciation on securities sold short	629	1,270
Increase in deposits with brokers for securities sold short and options	(38,845)	(9,327)
Increase in receivable for investment securities sold	(8,911)	(7,105)
Decrease in prepaid expenses	24	39
Increase in receivable for dividend income	(3)	(76)
Increase in payable for investment securities purchased	8,371	10,886
Increase (decrease) in broker fees and charges on short sales payable	4	(10)
Increase in payable due to investment adviser	28	26
Increase in payable due to shareholder servicing	—	2
Increase in payable due to distributor	—	1
Increase in payable due to administrator	3	3
Increase (decrease) in dividends payable on securities sold short	(3)	14
Increase (decrease) in other accrued expenses	(6)	5
Net cash used in operating activities	(43,295)	(22,043)
Cash flows from financing activities:
Proceeds from shares issued	48,850	53,530
Cost of shares reedemed	(5,545)	(31,486)
Distributions from capital gains	(9)	—
Net cash provided by financing activities	43,296	22,044
Net increase in cash	1	1
Cash, beginning of period	(1)	(1)
Cash, end of period	$—	$—
Non-cash Capital shares sold receivable	$(798)	$188
Capital shares redeemed payable	12	47
Reinvestments of distributions	(452)	—

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

66 TURNER FUNDS 2012 SEMIANNUAL REPORT

(Unaudited)

Statements of cash flows (000)

	Turner Spectrum Fund	Turner Titan Fund
	period ended 3/31/12	period ended 3/31/12
Cash flows from operating activities:
Net increase in net assets resulting from operations	$13,091	$1,280
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of long-term portfolio investments	(2,734,916)	(64,682)
Proceeds from sales of long-term portfolio investments	2,451,600	59,183
Purchases of short-term portfolio investments	(980,121)	(23,174)
Proceeds from sales of short-term investments	1,067,536	23,067
Payments to cover securities sold short	(2,420,349)	(50,553)
Proceeds from securities sold short	2,514,966	52,166
Realized gain on written option contracts	(307)	—
Realized (gain) loss from securities sold and securities sold short	6,566	(283)
Premiums received from written option contracts	1,009	—
Premiums paid to closed option contracts	(314)	—
Change in unrealized (appreciation) depreciation on investments	(49,711)	(1,708)
Change in unrealized (appreciation) depreciation on written option contracts	(63)	—
Change in unrealized (appreciation) depreciation on securities sold short	25,115	595
Increase in deposits with brokers for securities sold short and options	(239,673)	(3,756)
Decrease in receivable for investment securities sold	26,107	1,018
Decrease in prepaid expenses	465	50
Increase in receivable for dividend income	(310)	(9)
Increase in reclaim receivable	(3)	—
Increase in foreign currency cash overdraft	1,017	—
Increase (decrease) in payable for investment securities purchased	7,064	(1,059)
Increase in broker fees and charges on short sales payable	97	1
Increase (decrease) in payable due to investment adviser	351	(22)
Increase in payable due to shareholder servicing	4	—
Increase in payable due to distributor	1	—
Increase in payable due to administrator	36	1
Increase (decrease) in dividends payable on securities sold short	(2)	1
Decrease in other accrued expenses	(38)	(6)
Net cash used in operating activities	(310,782)	(7,890)
Cash flows from financing activities:
Proceeds from shares issued	480,718	11,836
Cost of shares reedemed	(166,356)	(3,946)
Distributions from capital gains	(3,546)	—
Net cash provided by financing activities	310,816	7,890
Net increase in cash	34	—
Cash, beginning of period	—	—
Cash, end of period	$34	$—
Non-cash Capital shares sold receivable	$(10,493)	$(31)
Capital shares redeemed payable	12,395	6
Reinvestments of distributions	(26,613)	(150)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 67

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Market Neutral Fund — Institutional Class Shares
2012	**	$10.53	(0.06	) (1)	0.08	0.02	—	(0.22)	(0.22)
2011	(3)	$10.00	(0.09	) (1)	0.62	0.53	—	—	—
Turner Market Neutral Fund — Investor Class Shares
2012	**	$10.52	(0.07	) (1)	0.07	—	—	(0.22)	(0.22)
2011	(3)	$10.00	(0.10	) (1)	0.62	0.52	—	—	—
Turner Market Neutral Fund — Class C Shares
2012	**	$10.46	(0.11	) (1)	0.08	(0.03)	—	(0.22)	(0.22)
2011	(3)	$10.00	(0.15	) (1)	0.61	0.46	—	—	—
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2012	**	$10.35	(0.07	) (1)	(0.07)	(0.14)	—	—	—
2011	(3)	$10.00	(0.12	) (1)	0.47	0.35	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2012	**	$10.34	(0.09	) (1)	(0.06)	(0.15)	—	—	—
2011	(3)	$10.00	(0.13	) (1)	0.47	0.34	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2012	**	$10.30	(0.12	) (1)	(0.07)	(0.19)	—	—	—
2011	(3)	$10.00	(0.18	) (1)	0.48	0.30	—	—	—
Turner Spectrum Fund — Institutional Class Shares
2012	**	$11.45	(0.07	) (1)	0.26	0.19	—	(0.47)	(0.47)
2011		$10.82	(0.16	) (1)	0.79	0.63	—	—	—
2010		$10.81	(0.13	) (1)	0.21 (9)	0.08	—	(0.07)	(0.07)
2009	(11)	$10.00	(0.07	) (1)	0.88	0.81	—	—	—
68 TURNER FUNDS 2012 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Market Neutral Fund — Institutional Class Shares
2012	**	$10.33	0.22	%†††	$48,259	1.93	%* (2)	2.49%*	(1.08)%*	753%
2011	(3)	$10.53	5.30	%†††	$8,679	1.95	% (4)	3.92%	(1.27)%	1,184%
Turner Market Neutral Fund — Investor Class Shares
2012	**	$10.30	0.03	%†††	$7,233	2.18	%* (2)	2.77%*	(1.37)%*	753%
2011	(3)	$10.52	5.20	%†††	$3,233	2.20	% (4)	4.18%	(1.54)%	1,184%
Turner Market Neutral Fund — Class C Shares
2012	**	$10.21	(0.26	)%†††	$131	2.93	%* (2)	3.46%*	(2.24)%*	753%
2011	(3)	$10.46	4.60	%†††	$—	2.95	% (4)	4.77%	(2.26)%	1,184%
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2012	**	$10.21	(1.35	)%†††	$63,178	1.85	%* (5)	2.06%*	(1.42)%*	439%
2011	(3)	$10.35	3.50	%†††	$45,147	1.93	% (6)	2.74%	(1.74)%	608%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2012	**	$10.19	(1.45	)%†††	$14,003	2.10	%* (5)	2.29%*	(1.71)%*	439%
2011	(3)	$10.34	3.40	%†††	$12,777	2.14	% (6)	2.89%	(1.93)%	608%
Turner Medical Sciences Long/Short Fund — Class C Shares
2012	**	$10.11	(1.84	)%†††	$3,588	2.85	%* (5)	3.06%*	(2.41)%*	439%
2011	(3)	$10.30	3.00	%†††	$2,165	2.93	% (6)	3.63%	(2.71)%	608%
Turner Spectrum Fund — Institutional Class Shares
2012	**	$11.17	1.78	%†††	$762,792	1.86	%* (7)	2.26%*	(1.27)%*	511%
2011		$11.45	5.82%		$448,554	1.93	% (8)	2.48%	(1.34)%	1,153%
2010		$10.82	0.77%		$179,526	1.91	% (10)	2.85%	(1.23)%	1,808%
2009	(11)	$10.81	8.10	%†††	$8,681	2.44	% (12)	5.63%	(1.78)%	663%

*  Does not include acquired fund fees or expenses.
**  For the six-month period ended March 31, 2012, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.23% of average net assets for the period ended March 31, 2012, 0.23% of which was waived. Broker fees and charges on short sales totaled 0.22% of average net assets for the period ended March 31, 2012, 0.22% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.38%, 2.63% and 3.38% for the Institutional, Investor and Class C Shares, respectively.
(3)  Commenced operations on February 7, 2011. All ratios for the period have been annualized (unaudited).
(4)  Dividend expense totaled 0.44% of average net assets for the period ended September 30, 2011, 0.34% of which was waived. Broker fees and charges on short sales totaled 0.25% of average net assets for the period ended September 30, 2011, 0.19% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.48%, 2.73% and 3.48% for the Institutional, Investor and Class C Shares, respectively.
(5)  Dividend expense totaled 0.01% of average net assets for the period ended March 31, 2012, 0.01% of which was waived. Broker fees and charges on short sales totaled 0.17% of average net assets for the period ended March 31, 2012, 0.17% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.03%, 2.28% and 3.03% for the Institutional, Investor and Class C Shares, respectively.
(6)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44%, 2.65% and 3.44% for the Institutional, Investor and Class C Shares, respectively.
(7)  Dividend expense totaled 0.19% of average net assets for the period ended March 31, 2012, 0.19% of which was waived. Broker fees and charges on short sales totaled 0.29% of average net assets for the period ended March 31, 2012, 0.29% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.34%, 2.59% and 3.35% for the Institutional, Investor and Class C Shares, respectively.
(8)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.
(9)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are not in accord because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(10)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
(11)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(12)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 69

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Spectrum Fund — Investor Class Shares
2012	**	$11.38	(0.09	) (1)	0.26	0.17	—	(0.47)	(0.47)
2011		$10.78	(0.19	) (1)	0.79	0.60	—	—	—
2010		$10.80	(0.16	) (1)	0.21 (4)	0.05	—	(0.07)	(0.07)
2009	(6)	$10.00	(0.09	) (1)	0.89	0.80	—	—	—
Turner Spectrum Fund — Class C Shares
2012	**	$11.23	(0.13	) (1)	0.26	0.13	—	(0.47)	(0.47)
2011		$10.72	(0.27	) (1)	0.78	0.51	—	—	—
2010		$10.80	(0.24	) (1)	0.23 (4)	(0.01)	—	(0.07)	(0.07)
2009	(8)	$9.98	(0.07	) (1)	0.89	0.82	—	—	—
Turner Titan Fund — Institutional Class Shares
2012	**	$9.77	(0.06	) (1)	0.78	0.72	—	(0.09)	(0.09)
2011	(10)	$10.00	(0.10	) (1)	(0.13)	(0.23)	—	—	—
Turner Titan Fund — Investor Class Shares
2012	**	$9.76	(0.07	) (1)	0.78	0.71	—	(0.09)	(0.09)
2011	(10)	$10.00	(0.11	) (1)	(0.13)	(0.24)	—	—	—
Turner Titan Fund — Class C Shares
2012	**	$9.72	(0.11	) (1)	0.77	0.66	—	(0.09)	(0.09)
2011	(10)	$10.00	(0.16	) (1)	(0.12)	(0.28)	—	—	—

70 TURNER FUNDS 2012 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Spectrum Fund — Investor Class Shares
2012	**	$11.08	1.62	%†††	$168,180	2.11	%* (2)	2.50%*	(1.54)%*	511%
2011		$11.38	5.57%		$161,401	2.18	% (3)	2.70%	(1.61)%	1,153%
2010		$10.78	0.49%		$52,361	2.17	% (5)	3.12%	(1.52)%	1,808%
2009	(6)	$10.80	8.00	%†††	$4,567	2.71	% (7)	5.84%	(2.09)%	663%
Turner Spectrum Fund — Class C Shares
2012	**	$10.89	1.27	%†††	$13,466	2.87	%* (2)	3.25%*	(2.29)%*	511%
2011		$11.23	4.76%		$12,478	2.93	% (3)	3.39%	(2.33)%	1,153%
2010		$10.72	(0.07)%		$7,169	2.92	% (5)	3.82%	(2.19)%	1,808%
2009	(8)	$10.80	8.22	%†††	$—	2.35	% (7)	5.28%	(3.12)%	663%
Turner Titan Fund — Institutional Class Shares
2012	**	$10.40	7.40	%†††	$18,680	1.90	%* (9)	2.50%*	(1.20)%*	425%
2011	(10)	$9.77	(2.30	)%†††	$11,374	1.92	% (11)	3.54%	(1.47)%	647%
Turner Titan Fund — Investor Class Shares
2012	**	$10.38	7.30	%†††	$4,513	2.15	%* (9)	2.76%*	(1.44)%*	425%
2011	(10)	$9.76	(2.40	)%†††	$2,711	2.16	% (11)	4.66%	(1.65)%	647%
Turner Titan Fund — Class C Shares
2012	**	$10.29	6.82	%†††	$117	2.90	%* (9)	3.49%*	(2.16)%*	425%
2011	(10)	$9.72	(2.80	)%†††	$29	2.92	% (11)	2.31%	(2.44)%	647%

*  Does not include acquired fund fees or expenses.
**  For the six-month period ended March 31, 2012, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.19% of average net assets for the period ended March 31, 2012, 0.19% of which was waived. Broker fees and charges on short sales totaled 0.29% of average net assets for the period ended March 31, 2012, 0.29% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.34%, 2.59% and 3.35% for the Institutional, Investor and Class C Shares, respectively.
(3)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.
(4)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are not in accord because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(5)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
(6)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(7)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
(8)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.
(9)  Dividend expense totaled 0.06% of average net assets for the period ended March 31, 2012, 0.06% of which was waived. Broker fees and charges on short sales totaled 0.20% of average net assets for the period ended March 31, 2012, 0.20% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.16%, 2.41% and 3.16% for the Institutional, Investor and Class C Shares, respectively.
(10)  Commenced operations on February 7, 2011. All ratios for the period have been annualized (unaudited).
(11)  Dividend expense totaled 0.28% of average net assets for the period ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the period ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.20%, 2.44% and 3.20% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 71

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner All Cap Growth Fund — Investor Class Shares
2012	*	$7.67	(0.04	) (1)	1.78	1.74	—	—	—
2011		$7.03	(0.11	) (1)	0.75	0.64	—	—	—
2010		$5.95	(0.09	) (1)	1.18	1.09	(0.01)	—	(0.01)
2009		$5.60	—	** (1)	0.35	0.35	—	—	—
2008		$8.72	(0.07	) (1)	(3.05)	(3.12)	—	—	—
2007		$6.26	(0.07	) (1)	2.53	2.46	—	—	—
Turner Concentrated Growth Fund — Investor Class Shares
2012	*	$6.42	(0.01	) (1)	1.68	1.67	—	—	—
2011		$6.63	(0.10	) (1)	(0.11)	(0.21)	—	—	—
2010		$6.16	(0.07	) (1)	0.56	0.49	(0.02)	—	(0.02)
2009		$6.35	0.02	(1)	(0.21)	(0.19)	—	—	—
2008		$10.12	(0.07	) (1)	(3.70)	(3.77)	—	—	—
2007		$7.60	(0.05	) (1)	2.57	2.52	—	—	—
Turner Emerging Growth Fund — Institutional Class Shares
2012	*	$45.83	(0.15	) (1)	11.55	11.40	—	—	—
2011		$42.51	(0.40	) (1)	3.72	3.32	—	—	—
2010		$37.78	(0.31	) (1)	5.04	4.73	—	—	—
2009	(4)	$28.45	(0.12	) (1)	9.45 (5)	9.33	—	—	—
Turner Emerging Growth Fund — Investor Class Shares
2012	*	$45.52	(0.21	) (1)	11.48	11.27	—	—	—
2011		$42.32	(0.52	) (1)	3.72	3.20	—	—	—
2010		$37.71	(0.41	) (1)	5.02	4.61	—	—	—
2009		$46.42	(0.22	) (1)	(7.31)	(7.53)	—	(1.18)	(1.18)
2008		$64.06	(0.35	) (1)	(8.54)	(8.89)	(0.25)	(8.50)	(8.75)
2007		$55.97	(0.30	) (1)	13.61	13.31	—	(5.22)	(5.22)
Turner Large Growth Fund — Institutional Class Shares
2012	*	$10.50	—	** (1)	2.73	2.73	—	—	—
2011		$10.56	—	** (1)	(0.04)	(0.04)	(0.02)	—	(0.02)
2010		$9.93	0.02	(1)	0.65	0.67	(0.04)	—	(0.04)
2009		$10.41	0.05	(1)	(0.48)	(0.43)	(0.05)	—	(0.05)
2008		$14.39	0.06	(1)	(4.01)	(3.95)	(0.03)	—	(0.03)
2007		$11.65	0.02	(1)	2.77	2.79	(0.05)	—	(0.05)
Turner Large Growth Fund — Investor Class Shares
2012	*	$10.42	(0.01	) (1)	2.71	2.70	—	—	—
2011		$10.49	(0.03	) (1)	(0.04)	(0.07)	—	—	—
2010		$9.87	—	** (1)	0.64	0.64	(0.02)	—	(0.02)
2009		$10.34	0.03	(1)	(0.47)	(0.44)	(0.03)	—	(0.03)
2008		$14.33	0.02	(1)	(3.99)	(3.97)	(0.02)	—	(0.02)
2007		$11.61	0.02	(1)	2.73	2.75	(0.03)	—	(0.03)
Turner Midcap Growth Fund — Institutional Class Shares
2012	*	$30.42	(0.03	) (1)	7.03	7.00	—	—	—
2011		$29.90	(0.06	) (1)	0.58	0.52	—	—	—
2010		$26.12	(0.08	) (1)	3.86	3.78	—	—	—
2009		$26.20	(0.01	) (1)	(0.07)	(0.08)	—	—	—
2008	(6)	$34.67	(0.01	) (1)	(8.46)	(8.47)	—	—	—

72 TURNER FUNDS 2012 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner All Cap Growth Fund — Investor Class Shares
2012	*	$9.41	22.69	%†††	$32,601	1.24%		1.72%	(0.92)%	89%
2011		$7.67	9.10%		$33,053	1.73%		2.12%	(1.29)%	205%
2010		$7.03	18.25%		$23,227	1.64%		2.15%	(1.38)%	115%
2009		$5.95	6.25%		$26,324	0.62	% (2)	1.23%	0.09%	220%
2008		$5.60	(35.78)%		$32,759	1.52	% (3)	1.90%	(0.89)%	323%
2007		$8.72	39.30%		$70,145	1.27%		1.73%	(0.98)%	173%
Turner Concentrated Growth Fund — Investor Class Shares
2012	*	$8.09	26.01	%†††	$44,022	0.95%		1.36%	(0.40)%	89%
2011		$6.42	(3.17)%		$38,939	1.69%		2.08%	(1.29)%	203%
2010		$6.63	7.94%		$42,924	1.51%		1.94%	(1.14)%	215%
2009		$6.16	(2.99)%		$39,973	0.82%		1.34%	0.38%	208%
2008		$6.35	(37.25)%		$42,581	1.53	% (3)	1.91%	(0.83)%	348%
2007		$10.12	33.16%		$61,401	1.11%		1.46%	(0.57)%	220%
Turner Emerging Growth Fund — Institutional Class Shares
2012	*	$57.23	24.87	%†††	$79,786	1.15%		1.34%	(0.58)%	37%
2011		$45.83	7.81%		$67,035	1.15%		1.27%	(0.77)%	74%
2010		$42.51	12.52%		$276,445	1.15%		1.28%	(0.77)%	96%
2009	(4)	$37.78	32.79	%†††	$243,790	1.15%		1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2012	*	$56.79	24.76	%†††	$180,066	1.40%		1.60%	(0.83)%	37%
2011		$45.52	7.56%		$159,127	1.40%		1.55%	(1.01)%	74%
2010		$42.32	12.22%		$176,823	1.40%		1.53%	(1.02)%	96%
2009		$37.71	(15.58)%		$188,812	1.40%		1.56%	(0.71)%	78%
2008		$46.42	(16.08)%		$529,578	1.40%		1.49%	(0.66)%	71%
2007		$64.06	25.08%		$638,037	1.40%		1.48%	(0.50)%	88%
Turner Large Growth Fund — Institutional Class Shares
2012	*	$13.23	26.00	%†††	$371,450	0.69%		0.91%	0.05%	60%
2011		$10.50	(0.39)%		$382,336	0.69%		0.89%	(0.03)%	182%
2010		$10.56	6.76%		$377,650	0.69%		0.87%	0.20%	178%
2009		$9.93	(3.97)%		$381,277	0.69%		0.92%	0.65%	126%
2008		$10.41	(27.53)%		$360,083	0.69%		0.90%	0.42%	200%
2007		$14.39	24.00%		$237,778	0.68%		1.06%	0.42%	103%
Turner Large Growth Fund — Investor Class Shares
2012	*	$13.12	25.91	%†††	$55,647	0.94%		1.16%	(0.19)%	60%
2011		$10.42	(0.67)%		$56,661	0.94%		1.13%	(0.28)%	182%
2010		$10.49	6.51%		$163,750	0.94%		1.12%	(0.05)%	178%
2009		$9.87	(4.21)%		$252,916	0.94%		1.17%	0.41%	126%
2008		$10.34	(27.76)%		$260,692	0.94%		1.15%	0.15%	200%
2007		$14.33	23.68%		$37,541	0.94%		1.31%	0.15%	103%
Turner Midcap Growth Fund — Institutional Class Shares
2012	*	$37.42	23.01	%†††	$301,301	0.93%		1.05%	(0.18)%	52%
2011		$30.42	1.74%		$245,480	0.93%		1.05%	(0.18)%	104%
2010		$29.90	14.47%		$164,993	0.93%		1.03%	(0.29)%	90%
2009		$26.12	(0.31)%		$136,069	0.93%		1.08%	(0.05)%	120%
2008	(6)	$26.20	(24.43	)%†††	$137,451	0.93	% (7)	1.03%	(0.09)%	157%

*  For the six-month period ended March 31, 2012, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.63%.
(3)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.54%.
(4)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(5)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are not in accord because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(6)  Commenced operations on June 16, 2008. All ratios for the period have been annualized.
(7)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.94%.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 73

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Midcap Growth Fund — Investor Class Shares
2012	*	$30.16	(0.08	) (1)	7.00		6.92	—	—	—
2011		$29.73	(0.13	) (1)	0.56		0.43	—	—	—
2010		$26.03	(0.15	) (1)	3.85		3.70	—	—	—
2009		$26.18	(0.06	) (1)	(0.09)		(0.15)	—	—	—
2008		$35.71	(0.14	) (1)	(9.39)		(9.53)	—	—	—
2007		$27.63	(0.20	) (1)	8.28		8.08	—	—	—
Turner Midcap Growth Fund — Retirement Class Shares
2012	*	$29.05	(0.11	) (1)	6.29		6.18	—	—	—
2011		$28.71	(0.22	) (1)	0.56		0.34	—	—	—
2010		$25.20	(0.21	) (1)	3.72		3.51	—	—	—
2009		$25.40	(0.11	) (1)	(0.09)		(0.20)	—	—	—
2008		$34.74	(0.22	) (1)	(9.12)		(9.34)	—	—	—
2007		$26.96	(0.30	) (1)	8.08		7.78	—	—	—
Turner Small Cap Growth Fund — Investor Class Shares
2012	*	$27.83	(0.13	) (1)	8.43		8.30	—	—	—
2011		$28.97	(0.26	) (1)	(0.88)		(1.14)	—	—	—
2010		$25.17	(0.20	) (1)	4.00		3.80	—	—	—
2009		$26.45	(0.07	) (1)	(1.21)		(1.28)	—	—	—
2008		$32.98	(0.15	) (1)	(6.38)		(6.53)	—	—	—
2007		$26.17	(0.20	) (1)	7.01		6.81	—	—	—
Turner Global Opportunities Fund — Institutional Class Shares
2012	*	$11.38	(0.04	) (1)	3.03		2.99	—	(0.35)	(0.35)
2011		$11.52	(0.04	) (1)	(0.10)		(0.14)	—	—	—
2010	(3)	$10.00	(0.01	) (1)	1.53		1.52	—	—	—
Turner Global Opportunities Fund — Investor Class Shares
2012	*	$11.33	(0.06	) (1)	3.02		2.96	—	(0.35)	(0.35)
2011		$11.50	(0.06	) (1)	(0.11)		(0.17)	—	—	—
2010	(3)	$10.00	(0.03	) (1)	1.53		1.50	—	—	—
Turner International Growth Fund — Institutional Class Shares
2012	*	$9.21	0.03	(1)	1.90		1.93	—	—	—
2011		$9.41	0.08	(1)	(0.19)		(0.11)	(0.09)	—	(0.09)
2010		$8.24	0.04	(1)	1.26		1.30	(0.13)	—	(0.13)
2009		$8.34	0.08	(1)	(0.07	) (4)	0.01	(0.11)	—	(0.11)
2008		$12.21	0.12	(1)	(3.87)		(3.75)	(0.02)	(0.10)	(0.12)
2007	(6)	$10.00	0.07	(1)	2.14		2.21	—	—	—
Turner International Growth Fund — Investor Class Shares
2012	*	$9.17	0.02	(1)	1.89		1.91	—	—	—
2011		$9.39	0.05	(1)	(0.20)		(0.15)	(0.07)	—	(0.07)
2010		$8.24	0.05	(1)	1.23		1.28	(0.13)	—	(0.13)
2009	(7)	$6.27	0.07	(1)	2.01		2.08	(0.11)	—	(0.11)

74 TURNER FUNDS 2012 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Midcap Growth Fund — Investor Class Shares
2012	*	$37.08	22.94	%†††	$505,657	1.18%		1.30%	(0.43)%	52%
2011		$30.16	1.45%		$471,286	1.18%		1.28%	(0.38)%	104%
2010		$29.73	14.21%		$751,124	1.18%		1.28%	(0.54)%	90%
2009		$26.03	(0.57)%		$859,640	1.18%		1.33%	(0.29)%	120%
2008		$26.18	(26.69)%		$994,545	1.18%		1.25%	(0.44)%	157%
2007		$35.71	29.24%		$1,340,172	1.18%		1.24%	(0.63)%	155%
Turner Midcap Growth Fund — Retirement Class Shares
2012	*	$35.23	21.27	%†††	$5,063	1.43%		1.56%	(0.68)%	52%
2011		$29.05	1.18%		$3,972	1.43%		1.54%	(0.63)%	104%
2010		$28.71	13.93%		$4,578	1.43%		1.53%	(0.79)%	90%
2009		$25.20	(0.79)%		$3,892	1.43%		1.58%	(0.55)%	120%
2008		$25.40	(26.89)%		$5,784	1.43%		1.50%	(0.69)%	157%
2007		$34.74	28.86%		$6,212	1.49%		1.56%	(0.98)%	155%
Turner Small Cap Growth Fund — Investor Class Shares
2012	*	$36.13	29.82	%†††	$276,546	1.25%		1.54%	(0.80)%	50%
2011		$27.83	(3.94)%		$229,919	1.25%		1.53%	(0.76)%	119%
2010		$28.97	15.10%		$274,925	1.25%		1.52%	(0.74)%	89%
2009		$25.17	(4.84)%		$250,860	1.25%		1.58%	(0.36)%	113%
2008		$26.45	(19.80)%		$249,434	1.25	% (2)	1.51%	(0.48)%	141%
2007		$32.98	26.02%		$317,930	1.25%		1.48%	(0.65)%	134%
Turner Global Opportunities Fund — Institutional Class Shares
2012	*	$14.02	26.96	%†††	$1,152	1.10%		4.19%	(0.69)%	35%
2011		$11.38	(1.22)%		$910	1.10%		3.63%	(0.34)%	178%
2010	(3)	$11.52	15.20	%†††	$1,153	1.10%		8.33%	(0.31)%	37%
Turner Global Opportunities Fund — Investor Class Shares
2012	*	$13.94	26.82	%†††	$541	1.35%		4.45%	(0.94)%	35%
2011		$11.33	(1.48)%		$478	1.35%		3.16%	(0.45)%	178%
2010	(3)	$11.50	15.00	%†††	$—	1.56%		8.92%	(0.77)%	37%
Turner International Growth Fund — Institutional Class Shares
2012	*	$11.14	20.96	%†††	$8,316	1.10%		1.96%	0.60%	55%
2011		$9.21	(1.32)%		$6,012	1.10%		2.41%	0.70%	210%
2010		$9.41	15.88%		$5,019	1.10%		3.93%	0.51%	120%
2009		$8.24	0.71%		$3,848	1.10%		5.24%	1.31%	139%
2008		$8.34	(31.04)%		$3,335	1.10	% (5)	3.05%	1.10%	245%
2007	(6)	$12.21	22.10	%†††	$2,409	1.10%		4.63%	0.99%	111%
Turner International Growth Fund — Investor Class Shares
2012	*	$11.08	20.83	%†††	$8,454	1.35%		2.20%	0.45%	55%
2011		$9.17	(1.67)%		$4,912	1.35%		2.46%	0.44%	210%
2010		$9.39	15.61%		$110	1.35%		4.15%	0.61%	120%
2009	(7)	$8.24	33.95	%†††	$—	1.29%		5.59%	1.14%	139%

*  For the six-month period ended March 31, 2012, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.26%.
(3)  Commenced operations on May 7, 2010. All ratios for the period have been annualized.
(4)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are not in accord because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(5)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.11%.
(6)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(7)  Commenced operations on October 31, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2012 SEMIANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

Notes to financial statements

March 31, 2012

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twelve active portfolios as of March 31, 2012. The financial statements included herein are those of the Turner Market Neutral Fund (the "Market Neutral Fund"), the Turner Medical Sciences Long/Short Fund (the "Medical Sciences Long/Short Fund"), the Turner Spectrum Fund (the "Spectrum Fund"), the Turner Titan Fund (the "Titan Fund"), the Turner All Cap Growth Fund (the "All Cap Growth Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner Large Growth Fund (the "Large Growth Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Global Opportunities Fund (the "Global Opportunities Fund"), and the Turner International Growth Fund (the "International Growth Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Concentrated Growth Fund and the Global Opportunities Fund, which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on Nasdaq) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser , as defined in Note 3, of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Sub-administrator, as defined in Note 3, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign

76 TURNER FUNDS 2012 SEMIANNUAL REPORT

exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, as defined in Note 3, and approved by the Committee, the Adviser determines whether such securities should be fair valued.

The Funds use Interactive Data Pricing and Reference Data, Inc. ("Interactive Data") as a third party fair valuation vendor for securities principally traded on a foreign market or exchange. Interactive Data provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser contacts the Funds' Sub-administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days or a portion of a day, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The following is a summary of inputs used to value the Funds' investments as of March 31, 2012 (000):

	Level 1	Level 2	Level 3	Total
Market Neutral Fund
Investments in securities
Common stock	$46,657	$—	$—	$46,657
Cash equivalent	4,294	—	—	4,294
Total Investments in securities	$50,951	$—	$—	$50,951
Securities sold short
Common stock	$46,551	$—	$—	$46,551
Total Securities sold short	$46,551	$—	$—	$46,551
Medical Sciences Long/Short Fund
Investments in securities
Common stock	$48,491	$—	$—	$48,491
Cash equivalent	27,995	—	—	27,995
Total Investments in securities	$76,486	$—	$—	$76,486
Securities sold short
Common stock	$22,785	$—	$—	$22,785
Exchange traded fund	5,829	—	—	5,829
Total Securities sold short	$28,614	$—	$—	$28,614
Spectrum Fund
Investments in securities
Common stock
Consumer discretionary	$105,450	$596	$—	$106,046
Other common stock	588,584	—	—	588,584
Cash equivalent	69,682	—	—	69,682
Exchange traded note	2,545	—	—	2,545
Put option contracts	435	—	—	435
Total Investments in securities	$766,696	$596	$—	$767,292
Securities sold short
Common stock
Information technology	$67,743	$3,965	$—	$71,708
Other common stock	327,151	—	—	327,151
Exchange traded funds	72,234	—	—	72,234
Total Securities sold short	$467,128	$3,965	$—	$471,093
Open options written
Written put option	$325	$—	$—	$325
Total Open options written	$325	$—	$—	$325
Titan Fund
Investments in securities
Common stock	$18,548	$—	$—	$18,548
Cash equivalent	868	—	—	868
Total Investments in securities	$19,416	$—	$—	$19,416
Securities sold short
Common stock
Information technology	$2,497	$128	$—	$2,625
Other common stock	7,985	—	—	7,985
Exchange traded fund	717	—	—	717
Total Securities sold short	$11,199	$128	$—	$11,327
TURNER FUNDS 2012 SEMIANNUAL REPORT 77

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

	Level 1	Level 2	Level 3	Total
All Cap Growth Fund
Investments in securities
Common stock	$31,527	$—	$—	$31,527
Cash equivalent	1,159	—	—	1,159
Total Investments in securities	$32,686	$—	$—	$32,686
Concentrated Growth Fund
Investments in securities
Common stock	$43,742	$—	$—	$43,742
Cash equivalent	319	—	—	319
Total Investments in securities	$44,061	$—	$—	$44,061
Emerging Growth Fund
Investments in securities
Common stock	$250,656	$—	$—	$250,656
Cash equivalent	51,172	—	—	51,172
Total Investments in securities	$301,828	$—	$—	$301,828
Large Growth Fund
Investments in securities
Common stock	$433,849	$—	$—	$433,849
Cash equivalent	13,371	—	—	13,371
Total Investments in securities	$447,220	$—	$—	$447,220
Midcap Growth Fund
Investments in securities
Common stock	$812,150	$—	$—	$812,150
Cash equivalent	56,218	—	—	56,218
Total Investments in securities	$868,368	$—	$—	$868,368
Small Cap Growth Fund
Investments in securities
Common stock	$273,020	$—	$—	$273,020
Cash equivalent	54,029	—	—	54,029
Total Investments in securities	$327,049	$—	$—	$327,049
Global Opportunities Fund
Investments in securities
Common stock	$1,643	$—	$—	$1,643
Cash equivalent	48	—	—	48
Total Investments in securities	$1,691	$—	$—	$1,691
International Growth Fund
Investments in securities
Common stock	$15,996	$—	$—	$15,996
Cash equivalent	711	—	—	711
Total Investments in securities	$16,707	$—	$—	$16,707

For the six months ended March 31, 2012, there have been no significant changes to the Funds' fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. For each Fund there were no significant transfers between the levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period, except for the Global Opportunities Fund and the International Growth Fund. Significant transfers from Level 2 to Level 1, the result of the established thresholds for foreign securities no longer being exceeded, are as follows (000):

Transfers from Level 2 to Level 1
Global Opportunities Fund
Common stock	$424
International Growth Fund
Common stock	$9,000

New Accounting Pronouncement—In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")" ("ASU 2011-04"), which includes common requirements for measurements of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds' financial statements, other than enhanced disclosures.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes.

78 TURNER FUNDS 2012 SEMIANNUAL REPORT

To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund and the Titan Fund engaged in short sales during the six months ended March 31, 2012.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

Realized and unrealized gains and losses on written option transactions are shown on the Statement of Operations as net realized gain (loss) on written option contracts and net change in unrealized appreciation (depreciation) on written option contracts, respectively. Realized and unrealized gains and (losses) on purchased options in the Spectrum Fund for the six months ended March 31, 2012 were $(2,017) and $168, respectively (000). These amounts are shown on the Statement of Operations as net realized gain (loss) from securities sold and net change in unrealized appreciation (depreciation) on investments, respectively. The primary risk exposure from the written and purchased option contracts is equity exposure. The Spectrum Fund engaged in limited option activity for the six months ended March 31, 2012. This activity represents less than 2% of the Fund's quarterly net assets.

Foreign currency translation—The books and records of the Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund, the Titan Fund, the Global Opportunities Fund and the International Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund, the Titan Fund, the Global Opportunities Fund and the International Growth Fund do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between

TURNER FUNDS 2012 SEMIANNUAL REPORT 79

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund, the Titan Fund, the Global Opportunities Fund and the International Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

3. Transactions with affiliates:

Certain officers and trustees of the Trust are also officers or employees of Turner Investments, L.P. ("Turner", the "Adviser", or the "Administrator"), formerly known as Turner Investment Partners, Inc., or Citi Fund Services Ohio, Inc. ("Citi" or the "Sub-administrator"), the Trust's Sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

4. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-administration Agreement between Turner and Citi, Citi provides sub-administrative services to the Trust. For the six months ended March 31, 2012, Citi was paid $407 (000) by Turner.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding 0.75% of the Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% and the Class C Shares of the Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund and the Titan Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund and the Titan Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

5. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

For its services, Turner receives annual fees, which are calculated daily and paid monthly, based on average daily net assets of the Funds. Turner has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses (excluding acquired fund fees and expenses and interest expenses relating to short sales, except for the Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund and the Titan Fund, for which Turner includes acquired fund fees and expenses and interest expenses relating to short sales in its contractual waiver) to a specified percentage of the average daily net assets of each Fund, except the All Cap Growth Fund and the

80 TURNER FUNDS 2012 SEMIANNUAL REPORT

Concentrated Growth Fund, on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Market Neutral Fund
Institutional Class	1.50%	1.95%	January 31, 2013
Investor Class	1.50%	2.20%	January 31, 2013
Class C	1.50%	2.95%	January 31, 2013
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.95%	January 31, 2013
Investor Class	1.50%	2.20%	January 31, 2013
Class C	1.50%	2.95%	January 31, 2013
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2013
Investor Class	1.50%	2.20%	January 31, 2013
Class C	1.50%	2.95%	January 31, 2013
Titan Fund
Institutional Class	1.50%	1.95%	January 31, 2013
Investor Class	1.50%	2.20%	January 31, 2013
Class C	1.50%	2.95%	January 31, 2013
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2013
Investor Class	1.00%	1.40%	January 31, 2013
Large Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2013
Investor Class	0.60%	0.94%	January 31, 2013
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2013
Investor Class	0.75%	1.18%	January 31, 2013
Retirement Class	0.75%	1.43%	January 31, 2013
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2013
Global Opportunities Fund
Institutional Class	0.75%	1.10%	January 31, 2013
Investor Class	0.75%	1.35%	January 31, 2013
International Growth Fund
Institutional Class	0.85%	1.10%	January 31, 2013
Investor Class	0.85%	1.35%	January 31, 2013

For the remaining Funds, the All Cap Growth Fund and the Concentrated Growth Fund, the advisory fee is comprised of a base fee and performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to its performance benchmark. The Fund's base fee (1.10% for both the All Cap Growth Fund and the Concentrated Growth Fund) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of its performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) a Fund's base advisory fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees, acquired fund fees and expenses and interest expenses relating to short sales) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
All Cap Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%
Concentrated Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%

(1)  See the Funds' Prospectus and Statement of Additional Information for more information regarding each Fund's performance benchmark.

During the six months ended March 31, 2012, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above (000):

	Base adviser fee	Performance adjustment	Net adviser fee before waivers
All Cap Growth Fund	$172	$(17)	$156
Concentrated Growth Fund	229	(83)	146

6. Redemption fees:

Sales or exchanges out of the All Cap Growth Fund and the Large Growth Fund within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

7. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to the Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund and the Titan Fund Class C Shares, redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Market Neutral Fund, the Medical Sciences Long/Short Fund, the Spectrum Fund and the Titan Fund Class C statutory prospectus.

TURNER FUNDS 2012 SEMIANNUAL REPORT 81

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

8. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended March 31, 2012 were as follows (000):

	Purchases	Sales
Market Neutral Fund	$195,613	$162,263
Medical Sciences Long/Short Fund	146,257	116,399
Spectrum Fund	2,734,916	2,451,600
Titan Fund	64,682	59,183
All Cap Growth Fund	27,785	35,628
Concentrated Growth Fund	36,270	39,503
Emerging Growth Fund	86,333	87,931
Large Growth Fund	273,649	377,864
Midcap Growth Fund	402,601	474,139
Small Cap Growth Fund	128,295	149,816
Global Opportunities Fund	535	614
International Growth Fund	10,013	7,066

9. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, expired capital loss carryforwards, foreign currency transactions, redemption-in-kind transactions, net operating losses and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2011 and September 30, 2010 were as follows (000):

	Ordinary income	Long-term capital gain	Return of capital	Total
Market Neutral Fund
2011	$—	$—	$—	$—
2010	—	—	—	—
Medical Sciences Long/Short Fund
2011	$—	$—	$—	$—
2010	—	—	—	—
Spectrum Fund
2011	$—	$—	$—	$—
2010	142	—	—	142
Titan Fund
2011	$—	$—	$—	$—
2010	—	—	—	—
All Cap Growth Fund
2011	$—	$—	$—	$—
2010	22	—	1	23
Concentrated Growth Fund
2011	$—	$—	$—	$—
2010	120	—	1	121
Emerging Growth Fund
2011	$—	$—	$—	$—
2010	—	—	—	—
Large Growth Fund
2011	$671	$—	$—	$671
2010	2,287	—	—	2,287
Midcap Growth Fund
2011	$—	$—	$—	$—
2010	—	—	—	—
Small Cap Growth Fund
2011	$—	$—	$—	$—
2010	—	—	—	—
Global Opportunities Fund
2011	$—	$—	$—	$—
2010	—	—	—	—
International Growth Fund
2011	$49	$—	$—	$49
2010	59	—	—	59

As of September 30, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Post- October losses	Post- October currency losses	Unrealized appreciation (depreciation)	Other temporary differences	Total distributable earnings (accumulated losses)
Market Neutral Fund	$267	$—	$—	$—	$—	$(91)	$—	$176
Medical Sciences Long/Short Fund	—	—	—	—	—	(452)	—	(452)
Spectrum Fund	29,763	—	—	—	(225)	(27,042)	—	2,496
Titan Fund	151	—	—	—	—	(683)	—	(532)
All Cap Growth Fund	—	—	(13,404)	—	—	(54)	—	(13,458)
Concentrated Growth Fund	—	—	(27,895)	—	—	2,071	—	(25,824)

82 TURNER FUNDS 2012 SEMIANNUAL REPORT

	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Post- October losses	Post- October currency losses	Unrealized appreciation (depreciation)	Other temporary differences	Total distributable earnings (accumulated losses)
Emerging Growth Fund	$—	$—	$(10,442)	$—	$—	$50,974	$—	$40,532
Large Growth Fund	—	—	(178,397)	—	—	24,101	—	(154,296)
Midcap Growth Fund	—	—	(93,627)	—	—	66,569	—	(27,058)
Small Cap Growth Fund	—	—	(5,854)	—	—	(9,627)	—	(15,481)
Global Opportunities Fund	14	28	—	—	(3)	36	—	75
International Growth Fund	—	—	(513)	—	—	(1,552)	—	(2,065)

Post-October losses represent losses realized on investment transactions from November 1, 2010 through September 30, 2011 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

	Expiring September 30,
	2016	2017	2018	Total
Market Neutral Fund	$—	$—	$—	$—
Medical Sciences Long/Short Fund	—	—	—	—
Spectrum Fund	—	—	—	—
Titan Fund	—	—	—	—
All Cap Growth Fund	—	11,014	2,390	13,404
Concentrated Growth Fund	172	—	27,723	27,895
Emerging Growth Fund	—	—	10,442	10,442
Large Growth Fund	—	88,955	89,442	178,397
Midcap Growth Fund	—	4,041	89,586	93,627
Small Cap Growth Fund	—	—	5,854	5,854
Global Opportunities Fund	—	—	—	—
International Growth Fund	—	437	77	514

The Regulated Investment Company Modernization Act of 2010 (the "Modernization Act"), was signed into law on December 22, 2010. The Modernization Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies ("RICs") that will generally become effective for taxable years beginning after December 22, 2010. The Modernization Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years as short-term losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 23, 2010 will still expire subject to the eight-year limitation. The Modernization Act further provides that losses arising in taxable years beginning after December 22, 2010 must utilized prior to loss carryovers arising in taxable years beginning prior to December 23, 2010. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused.

At March 31, 2012, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Market Neutral Fund	$50,700	$788	$(537)	$251
Medical Sciences Long/Short Fund	74,840	1,905	(259)	1,646
Spectrum Fund	748,743	26,470	(7,921)	18,549
Titan Fund	18,370	1,129	(83)	1,046
All Cap Growth Fund	27,586	5,617	(517)	5,100

TURNER FUNDS 2012 SEMIANNUAL REPORT 83

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Concentrated Growth Fund	$37,966	$6,852	$(757)	$6,095
Emerging Growth Fund	216,228	89,565	(3,965)	85,600
Large Growth Fund	375,464	77,575	(5,819)	71,756
Midcap Growth Fund	703,296	180,757	(15,685)	165,072
Small Cap Growth Fund	278,271	53,027	(4,249)	48,778
Global Opportunities Fund	1,310	406	(25)	381
International Growth Fund	15,359	1,515	(167)	1,348

Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years and has concluded that as of March 31, 2012, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state taxing authorities.

10. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

11. Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

At March 31, 2012, the following Funds had securities on loan (000):

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
All Cap Growth Fund	$75	$76
Emerging Growth Fund	39,297	40,208
Large Growth Fund	7,937	7,988
Midcap Growth Fund	55,059	56,218
Small Cap Growth Fund	52,112	53,858

12. Derivative contracts:

Written Options—A summary of option contracts written during the six months ended March 31, 2012 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	—	$—
Options written	11,418	1,010
Options cancelled in a closing purchase transaction	(6,604)	(490)
Options expired	(3,437)	(132)
Options outstanding at end of period	1,377	$388

13. In-kind transactions:

During the year ended September 30, 2011, the Emerging Growth Fund distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Emerging Growth Fund's holdings based on shares outstanding. The value of the redemption was as follows:

Date	Redemption (000)	Securities (000)	Cash (000)	Realized gain (000)	Fund shares redeemed
9/1/11	$260,853	$238,656	$22,197	$35,229	5,266,997

84 TURNER FUNDS 2012 SEMIANNUAL REPORT

During the six months ended March 31, 2012, there were no in-kind transactions.

These transactions were completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and their shareholders.

14. Fund merger:

On March 7, 2011, the Large Growth Fund acquired all of the net assets of the Large Cap Growth Fund, an open-end investment company, pursuant to a Plan of Reorganization approved by the Large Cap Growth Fund shareholders on February 28, 2011. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 10,966,460 Institutional Class shares and 119,229 Investor Class shares of the Large Growth Fund, valued at $140,366 (000) and $1,518 (000), respectively, for 23,818,691 Institutional Class shares and 258,725 Investor Class shares of the Large Cap Growth Fund outstanding on March 7, 2011. The exchange ratios (Large Growth Fund shares issued/Large Cap Growth Fund shares outstanding) were 0.46:1 and 0.46:1 for the Institutional Class and Investor Class, respectively.

The investment portfolio of the Large Cap Growth Fund, with a fair value of $141,865 (000) and identified cost of $110,699 (000) at March 7, 2011, was the principal asset acquired by the Large Growth Fund. For financial reporting purposes, assets received and shares issued by the Large Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Large Cap Growth Fund was carried forward to align ongoing reporting of the Large Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on March 7, 2011, the net assets of the Large Cap Growth Fund, which included portfolio capital of $123,626 (000), accumulated net investment loss of $39 (000), accumulated realized losses of $12,869 (000) and unrealized gains of $31,165 (000), combined with the Large Growth Fund were $666,940 (000). The undistributed net investment income and unrealized gains of the Large Cap Growth Fund may be distributed by the Large Growth Fund in future periods. Immediately prior to the merger, the net assets (000) of the Large Cap Growth Fund and the Large Growth Fund were $141,884 and $525,056, respectively. All fees and expenses incurred by the Large Cap Growth Fund and the Large Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2010, the beginning of the annual reporting period of the Large Growth Fund, the Fund's pro forma results of operations for the year ended September 30, 2011, are as follows (000):

Net investment income/(loss):	$(393)
Net realized/unrealized gains/(losses):	39,672
Change in net assets resulting from operations:	$39,279

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Cap Growth Fund that have been included in the Large Growth Fund Statement of Operations since March 7, 2011.

15. Subsequent events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures were required to the financial statements as of March 31, 2012.

TURNER FUNDS 2012 SEMIANNUAL REPORT 85

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT  (Unaudited)

Board of Trustees considerations in approving the Advisory Agreement

On February 17, 2012, the Board of Trustees (the "Board" or "Trustees") of the Turner Funds (the "Funds" or the "Trust") held a meeting to decide whether to renew the advisory agreement for each of the Turner Funds (the "Advisory Agreement") with Turner Investments, L.P. ("Turner" or the "Adviser") for the upcoming year. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The materials described, among other things: the Adviser's business; the Adviser's organizational structure, personnel and operations; advisory services; the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2011; and information on trading. At the meeting, representatives of the Adviser discussed, and answered Board members' questions about, among other things, a chart of advisory fees received by the Adviser for the various Funds; a schedule of the commissions paid to the Trust's top 10 brokers; a soft dollar commission usage report; the Adviser's Form ADVs; and a profitability report for the Adviser for the fiscal year ended September 30, 2011, including its net profitability before distribution expenses.

The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Lipper peer universe; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Lipper peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2011; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential; and (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients, to the extent the Board deemed it relevant.

After deliberating on all the materials reviewed and reported, the independent Trustees reached the following conclusions, among others, regarding the Adviser and the advisory agreements; the recent performance of the Funds was, in most cases, within industry norms. They determined that although performance lagged peer groups in the case of several Funds, the Adviser had helped the performance of the Funds, and the Funds' recent performance was, in general satisfactory. Moreover, the Trustees noted the firms' success in launching a range of alternative investment products to serve shareholders to complement the firm's long-standing growth product line, and discussed and recognized the need for a different fee structure for these alternative products. The independent Trustees also concluded that the Funds' net total expense ratios and advisory fees were generally competitive. The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the existing Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each existing Fund; and that each Fund, and the Trust, was not large enough to attain significant economies of scale, beyond those already incorporated into the fee structures.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously (a) concluded to renew the Advisory Agreement for another year and (b) determined that the compensation payable by the Trust's Funds under the Advisory Agreement is fair and reasonable.

86 TURNER FUNDS 2012 SEMIANNUAL REPORT

DISCLOSURE OF FUND EXPENSES  (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Turner Market Neutral Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,002.20	1.93%	$9.66
Hypothetical 5% Return	1,000.00	1,015.35	1.93	9.72
Turner Market Neutral Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,000.30	2.18	10.90
Hypothetical 5% Return	1,000.00	1,014.10	2.18	10.98
Turner Market Neutral Fund — Class C Shares
Actual Fund Return	1,000.00	997.40	2.93	14.63
Hypothetical 5% Return	1,000.00	1,010.35	2.93	14.73
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	1,000.00	986.50	1.85	9.19
Hypothetical 5% Return	1,000.00	1,015.75	1.85	9.32
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	985.50	2.10	10.42
Hypothetical 5% Return	1,000.00	1,014.50	2.10	10.58
	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	$1,000.00	$981.60	2.85%	$14.12
Hypothetical 5% Return	1,000.00	1,010.75	2.85	14.33
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,017.80	1.86	9.38
Hypothetical 5% Return	1,000.00	1,015.70	1.86	9.37
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,016.20	2.11	10.64
Hypothetical 5% Return	1,000.00	1,014.45	2.11	10.63
Turner Spectrum Fund — Class C Shares
Actual Fund Return	1,000.00	1,012.70	2.87	14.44
Hypothetical 5% Return	1,000.00	1,010.65	2.87	14.43
Turner Titan Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,074.00	1.90	9.85
Hypothetical 5% Return	1,000.00	1,015.50	1.90	9.57

TURNER FUNDS 2012 SEMIANNUAL REPORT 87

DISCLOSURE OF FUND EXPENSES  (Unaudited)

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Turner Titan Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,073.00	2.15%	$11.14
Hypothetical 5% Return	1,000.00	1,014.25	2.15	10.83
Turner Titan Fund — Class C Shares
Actual Fund Return	1,000.00	1,068.20	2.90	14.99
Hypothetical 5% Return	1,000.00	1,010.50	2.90	14.58
Turner All Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,226.90	1.24	6.90
Hypothetical 5% Return	1,000.00	1,018.80	1.24	6.26
Turner Concentrated Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,260.10	0.95	5.37
Hypothetical 5% Return	1,000.00	1,020.25	0.95	4.80
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,248.70	1.15	6.47
Hypothetical 5% Return	1,000.00	1,019.25	1.15	5.81
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,247.60	1.40	7.87
Hypothetical 5% Return	1,000.00	1,018.00	1.40	7.06
Turner Large Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,260.00	0.69	3.90
Hypothetical 5% Return	1,000.00	1,021.55	0.69	3.49
Turner Large Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,259.10	0.94	5.31
Hypothetical 5% Return	1,000.00	1,020.30	0.94	4.75
	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,230.10	0.93%	$5.18
Hypothetical 5% Return	1,000.00	1,020.35	0.93	4.70
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,229.40	1.18	6.58
Hypothetical 5% Return	1,000.00	1,019.10	1.18	5.96
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,212.70	1.43	7.91
Hypothetical 5% Return	1,000.00	1,017.85	1.43	7.21
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,298.20	1.25	7.18
Hypothetical 5% Return	1,000.00	1,018.75	1.25	6.31
Turner Global Opportunities Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,269.60	1.10	6.24
Hypothetical 5% Return	1,000.00	1,019.50	1.10	5.55
Turner Global Opportunities Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,268.20	1.35	7.66
Hypothetical 5% Return	1,000.00	1,018.25	1.35	6.81
Turner International Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,209.60	1.10	6.08
Hypothetical 5% Return	1,000.00	1,019.50	1.10	5.55
Turner International Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,208.30	1.35	7.45
Hypothetical 5% Return	1,000.00	1,018.25	1.35	6.81

*  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 10/1/11—3/31/12).

88 TURNER FUNDS 2012 SEMIANNUAL REPORT

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer

Thomas Jefferson University

Janet F. Sansone

Executive Director

JFS Consulting

Thomas R. Trala, Jr.

Executive Managing Director & Chief Operating Officer

Turner Investments, L.P.

Dr. John T. Wholihan

Professor (Retired), Dean Emeritus, College of Business

Loyola Marymount University

Investment advisers

Turner Investments, L.P.

Berwyn, Pennsylvania

Distributor

Foreside Fund Services, LLC

Portland, Maine

Administrator

Turner Investments, L.P.

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's Web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investments, L.P. Turner Investments, L.P. will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' Web site, www.turnerinvestments.com; (ii) on the Commission's Web site at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

TURNER FUNDS 2012 SEMIANNUAL REPORT 89

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90 TURNER FUNDS 2012 SEMIANNUAL REPORT

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TURNER FUNDS 2012 SEMIANNUAL REPORT 91

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92 TURNER FUNDS 2012 SEMIANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-SA-002-0506

Item 2. Code of Ethics.

Not applicable for semiannual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

(a) Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semiannual report.

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President
Date	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President
Date	May 30, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer
Date	May 30, 2012